Quarterly Holdings Report
for

Fidelity® Total Market Index Fund

November 30, 2019

STI-QTLY-0120
1.810711.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 1.8%
Alaska Communication Systems Group, Inc. (a)	95,774	$170,478
AT&T, Inc.	11,376,187	425,241,870
ATN International, Inc.	16,985	953,708
Bandwidth, Inc. (a)(b)	23,929	1,338,349
CenturyLink, Inc. (b)	1,543,079	22,359,215
Cincinnati Bell, Inc. (a)	83,774	543,693
Cogent Communications Group, Inc.	65,899	4,130,549
Consolidated Communications Holdings, Inc. (b)	109,987	399,253
Frontier Communications Corp. (a)(b)	174,758	117,944
GCI Liberty, Inc. (a)	146,930	10,430,561
Globalstar, Inc. (a)(b)	1,067,098	416,168
GlowPoint, Inc. (a)	1,324	1,576
IDT Corp. Class B (a)	31,569	225,087
Iridium Communications, Inc. (a)	149,882	3,492,251
Ooma, Inc. (a)	26,417	366,668
ORBCOMM, Inc. (a)	115,630	463,676
Pareteum Corp. (a)(b)	311,958	136,014
PDVWireless, Inc. (a)	16,847	715,492
Verizon Communications, Inc.	6,439,272	387,901,745
Vonage Holdings Corp. (a)	363,821	2,877,824
Zayo Group Holdings, Inc. (a)	364,267	12,472,502
		874,754,623
Entertainment - 1.8%
Activision Blizzard, Inc.	1,191,343	65,321,337
AMC Entertainment Holdings, Inc. Class A (b)	80,472	658,261
Ballantyne of Omaha, Inc. (a)	12,668	34,204
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	3,642	28,480
Cinedigm Corp. (a)	3,959	3,064
Cinemark Holdings, Inc.	176,127	5,965,421
Electronic Arts, Inc. (a)	457,983	46,260,863
Gaia, Inc. Class A (a)(b)	15,337	128,371
Global Eagle Entertainment, Inc. (a)	73,746	35,029
Glu Mobile, Inc. (a)	167,278	925,047
Lions Gate Entertainment Corp.:
Class A (b)	132,862	1,242,260
Class B	118,561	1,027,924
Live Nation Entertainment, Inc. (a)	214,505	14,974,594
LiveXLive Media, Inc. (a)(b)	48,854	93,800
Marcus Corp.	33,592	1,056,804
Netflix, Inc. (a)	681,694	214,501,834
Reading International, Inc. Class A (a)	16,881	181,133
Roku, Inc. Class A (a)	141,651	22,716,571
Rosetta Stone, Inc. (a)	33,481	520,295
Sciplay Corp. (A Shares)	39,902	470,046
Take-Two Interactive Software, Inc. (a)	175,813	21,334,908
The Madison Square Garden Co. (a)	26,346	7,423,776
The Walt Disney Co.	2,804,643	425,127,786
Viacom, Inc.:
Class A	14,896	389,084
Class B (non-vtg.)	546,276	13,148,863
World Wrestling Entertainment, Inc. Class A (b)	73,175	4,538,314
Zynga, Inc. (a)	1,451,615	9,043,561
		857,151,630
Interactive Media & Services - 4.3%
Alphabet, Inc.:
Class A (a)	467,549	609,725,975
Class C (a)	469,411	612,562,579
ANGI Homeservices, Inc. Class A (a)(b)	118,167	915,794
Autoweb, Inc. (a)(b)	6,653	16,300
Care.com, Inc. (a)	39,793	498,606
CarGurus, Inc. Class A (a)	110,133	4,415,232
Cars.com, Inc. (a)(b)	99,045	1,316,308
DHI Group, Inc. (a)	99,689	335,952
Eventbrite, Inc. (a)	57,116	1,228,565
EverQuote, Inc. Class A (a)	19,074	671,596
Facebook, Inc. Class A (a)	3,746,246	755,393,043
IAC/InterActiveCorp (a)	112,585	25,072,680
Liberty TripAdvisor Holdings, Inc. (a)	106,963	741,254
Match Group, Inc. (b)	83,288	5,870,138
MeetMe, Inc. (a)	120,608	583,743
Pinterest, Inc. Class A	136,462	2,658,280
QuinStreet, Inc. (a)	76,178	1,199,042
Snap, Inc. Class A (a)(b)	1,171,650	17,867,663
Travelzoo, Inc. (a)	7,598	78,487
TripAdvisor, Inc.	171,673	4,875,513
TrueCar, Inc. (a)	152,594	801,119
Twitter, Inc. (a)	1,200,867	37,118,799
Yelp, Inc. (a)	100,059	3,470,046
Zedge, Inc. (a)	10,522	18,257
Zillow Group, Inc.:
Class A (a)	71,415	2,789,470
Class C (a)(b)	183,806	7,196,005
		2,097,420,446
Media - 1.5%
A.H. Belo Corp. Class A	15,639	45,664
Altice U.S.A., Inc. Class A (a)	474,949	12,149,195
AMC Networks, Inc. Class A (a)	69,897	2,686,142
Boston Omaha Corp. (a)(b)	12,351	263,447
Cable One, Inc.	7,688	11,801,080
Cardlytics, Inc. (a)	28,774	1,612,783
Cbdmd, Inc. (a)(b)	27,468	89,271
CBS Corp. Class B	514,508	20,775,833
Central European Media Enterprises Ltd. Class A (a)	134,373	604,679
Charter Communications, Inc. Class A (a)(b)	251,642	118,274,256
Clear Channel Outdoor Holdings, Inc. (a)	593,161	1,471,039
Comcast Corp. Class A	7,059,933	311,696,042
comScore, Inc. (a)	77,792	318,169
Cumulus Media, Inc. (a)	23,165	401,681
Daily Journal Corp. (a)(b)	2,118	601,724
Discovery Communications, Inc.:
Class A (a)(b)	269,294	8,870,544
Class C (non-vtg.) (a)	527,045	16,085,413
DISH Network Corp.:
rights 12/9/19 (a)	20,095	13,665
Class A (a)	371,271	12,686,330
E.W. Scripps Co. Class A	87,573	1,306,589
Emerald Expositions Events, Inc.	41,496	415,375
Emmis Communications Corp. Class A (a)	1,406	6,369
Entercom Communications Corp. Class A	190,652	901,784
Entravision Communication Corp. Class A	94,991	269,774
Fluent, Inc. (a)	73,907	121,207
Fox Corp.:
Class A	559,427	20,005,110
Class B	243,008	8,500,420
Gray Television, Inc. (a)	134,748	2,727,300
Harte-Hanks, Inc. (a)	3,208	9,432
Hemisphere Media Group, Inc. (a)	19,748	276,472
iHeartMedia, Inc. (a)	87,782	1,350,965
Insignia Systems, Inc. (a)	3,553	3,056
Interpublic Group of Companies, Inc.	613,577	13,744,125
John Wiley & Sons, Inc. Class A	69,800	3,298,748
Lee Enterprises, Inc. (a)	84,524	163,977
Liberty Broadband Corp.:
Class A (a)	21,417	2,533,845
Class C (a)	254,216	30,376,270
Liberty Global PLC:
Class A (a)	260,485	5,873,937
Class C (a)	637,179	13,699,349
Liberty Latin America Ltd.:
Class A (a)	54,620	972,236
Class C (a)	195,666	3,510,248
Liberty Media Corp.:
Liberty Braves Class A (a)	10,065	285,745
Liberty Braves Class C (a)	62,524	1,769,429
Liberty Formula One Group Series C (a)	326,081	14,702,992
Liberty Media Class A (a)	32,828	1,413,902
Liberty SiriusXM Series A (a)	92,680	4,513,516
Liberty SiriusXM Series C (a)	273,242	13,254,969
Loral Space & Communications Ltd. (a)	19,922	674,559
Marchex, Inc. Class B (a)	35,256	141,729
MDC Partners, Inc. Class A (a)	94,948	221,229
Meredith Corp.	61,632	2,159,585
MSG Network, Inc. Class A (a)(b)	99,967	1,623,464
National CineMedia, Inc.	107,573	721,815
New Media Investment Group, Inc. (b)	194,938	1,239,806
News Corp.:
Class A	701,794	9,039,107
Class B	106,485	1,402,407
Nexstar Broadcasting Group, Inc. Class A	71,203	7,669,275
Omnicom Group, Inc.	340,057	27,027,730
Saga Communications, Inc. Class A	7,361	226,277
Salem Communications Corp. Class A	7,646	11,316
Scholastic Corp.	49,875	1,851,859
Sinclair Broadcast Group, Inc. Class A	105,821	3,685,745
Sirius XM Holdings, Inc. (b)	2,118,517	14,787,249
Srax, Inc. (a)(b)	18,248	23,357
Srax, Inc. rights 12/31/19 (a)(c)	7,116	1,281
TechTarget, Inc. (a)	37,024	981,876
Tegna, Inc.	334,046	5,127,606
The McClatchy Co. Class A (a)	4,282	1,537
The New York Times Co. Class A (b)	231,704	7,472,454
Townsquare Media, Inc.	906	7,456
Tribune Publishing Co.	36,517	457,193
Urban One, Inc.:
Class A (a)	5,499	11,933
Class D (non-vtg.) (a)	22,803	45,150
WideOpenWest, Inc. (a)	48,779	299,015
		753,366,108
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	71,614	824,277
Gogo, Inc. (a)(b)	77,279	391,032
NII Holdings, Inc. (a)(b)	149,032	277,200
Shenandoah Telecommunications Co.	71,752	2,694,288
Spok Holdings, Inc.	30,428	374,569
Sprint Corp. (a)	954,799	5,652,410
T-Mobile U.S., Inc. (a)	493,364	38,753,742
Telephone & Data Systems, Inc.	149,335	3,540,733
U.S. Cellular Corp. (a)	26,021	882,372
		53,390,623

TOTAL COMMUNICATION SERVICES		4,636,083,430

CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.3%
Adient PLC	133,936	2,927,841
American Axle & Manufacturing Holdings, Inc. (a)	182,266	1,797,143
Aptiv PLC	398,379	37,399,821
Autoliv, Inc.	121,845	9,957,173
BorgWarner, Inc.	322,689	13,569,072
Cooper Tire & Rubber Co.	81,352	2,344,565
Cooper-Standard Holding, Inc. (a)	24,831	705,945
Dana, Inc.	221,089	3,747,459
Delphi Technologies PLC	136,238	1,697,525
Dorman Products, Inc. (a)	45,689	3,395,606
Fox Factory Holding Corp. (a)	59,708	3,936,548
Garrett Motion, Inc. (a)	116,114	1,343,439
Gentex Corp.	394,936	11,216,182
Gentherm, Inc.(a)	53,919	2,256,510
Horizon Global Corp. (a)(b)	37,011	127,688
LCI Industries	39,207	4,173,977
Lear Corp.	85,908	10,335,591
Modine Manufacturing Co. (a)	79,796	592,086
Motorcar Parts of America, Inc. (a)(b)	27,975	545,792
Shiloh Industries, Inc. (a)	16,667	63,501
Standard Motor Products, Inc.	32,083	1,616,021
Stoneridge, Inc. (a)	42,435	1,278,991
Strattec Security Corp.	3,057	71,473
Superior Industries International, Inc.	42,371	118,639
Sypris Solutions, Inc. (a)	11,882	9,862
Tenneco, Inc.	95,694	1,185,649
The Goodyear Tire & Rubber Co.	358,197	5,727,570
Veoneer, Inc. (a)(b)	156,282	2,530,206
Visteon Corp. (a)(b)	42,932	4,015,430
Workhorse Group, Inc. (a)(b)	80,566	221,557
XPEL, Inc. (a)	9,540	149,778
		129,058,640
Automobiles - 0.4%
Arcimoto, Inc. (a)(b)	19,951	34,316
Ford Motor Co.	6,098,915	55,256,170
General Motors Co.	1,952,239	70,280,604
Harley-Davidson, Inc. (b)	244,927	8,910,444
Tesla, Inc. (a)(b)	220,431	72,729,004
Thor Industries, Inc.	84,686	5,400,426
Winnebago Industries, Inc.	50,752	2,412,243
		215,023,207
Distributors - 0.1%
Core-Mark Holding Co., Inc.	73,260	1,974,357
Educational Development Corp.	4,042	24,656
Funko, Inc. (a)(b)	28,375	404,911
Genuine Parts Co.	229,086	23,909,706
LKQ Corp. (a)	483,921	17,072,733
Pool Corp.	62,146	12,830,042
Weyco Group, Inc.	9,583	235,263
		56,451,668
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	84,113	2,837,131
American Public Education, Inc. (a)	27,073	670,327
Bright Horizons Family Solutions, Inc. (a)	89,942	13,538,070
Career Education Corp. (a)	116,709	1,946,706
Carriage Services, Inc.	23,866	573,977
Chegg, Inc. (a)	174,785	6,776,414
Collectors Universe, Inc.	15,005	394,181
Frontdoor, Inc. (a)	131,097	5,933,450
Graham Holdings Co.	6,796	4,292,422
Grand Canyon Education, Inc. (a)	75,693	6,448,287
H&R Block, Inc.	314,711	7,672,654
Houghton Mifflin Harcourt Co. (a)	163,395	959,129
HyreCar, Inc. (a)(b)	7,702	20,179
K12, Inc. (a)	59,896	1,176,956
Laureate Education, Inc. Class A (a)	170,268	2,954,150
Lincoln Educational Services Corp. (a)	11,052	19,341
OneSpaWorld Holdings Ltd. (b)	59,208	966,867
Regis Corp. (a)	39,677	639,990
Select Interior Concepts, Inc. (a)	30,016	309,165
Service Corp. International	284,921	12,542,222
ServiceMaster Global Holdings, Inc. (a)	213,410	8,363,538
Strategic Education, Inc.	33,795	4,790,103
Universal Technical Institute, Inc. (a)	20,747	121,785
Weight Watchers International, Inc. (a)	71,605	3,099,780
Xpresspa Group, Inc. (a)(b)	348	264
Zovio, Inc. (a)	36,795	74,326
		87,121,414
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	385,163	16,808,513
BBQ Holdings, Inc. (a)	5,376	25,321
BFC Financial Corp. Class A	110,855	507,716
Biglari Holdings, Inc. (a)	174	102,660
Biglari Holdings, Inc. (a)	1,745	196,836
BJ's Restaurants, Inc.	31,905	1,312,891
Bloomin' Brands, Inc.	139,999	3,366,976
Bluegreen Vacations Corp. (b)	15,559	153,567
Boyd Gaming Corp.	121,149	3,562,992
Brinker International, Inc.	56,153	2,515,654
Caesars Entertainment Corp. (a)	850,624	11,092,137
Carnival Corp.	623,769	28,119,507
Carrols Restaurant Group, Inc. (a)	59,929	474,638
Century Casinos, Inc. (a)	39,038	316,208
Chipotle Mexican Grill, Inc. (a)	39,615	32,243,441
Choice Hotels International, Inc. (b)	50,493	4,910,444
Churchill Downs, Inc.	54,668	7,107,387
Chuy's Holdings, Inc. (a)	28,676	826,442
Cracker Barrel Old Country Store, Inc.	36,998	5,688,073
Darden Restaurants, Inc.	192,163	22,759,786
Dave & Buster's Entertainment, Inc. (b)	56,399	2,266,112
Del Taco Restaurants, Inc. (a)	62,726	469,818
Denny's Corp. (a)	93,142	1,819,995
Dine Brands Global, Inc.	27,228	2,256,657
Domino's Pizza, Inc.	63,858	18,793,409
Dover Motorsports, Inc.	7,047	13,323
Drive Shack, Inc. (a)	83,508	320,671
Dunkin' Brands Group, Inc.	130,362	9,979,211
El Pollo Loco Holdings, Inc. (a)(b)	39,614	638,578
Eldorado Resorts, Inc. (a)(b)	98,563	5,274,106
Everi Holdings, Inc. (a)	113,329	1,526,542
Extended Stay America, Inc. unit	288,816	4,262,924
Fiesta Restaurant Group, Inc. (a)	35,738	353,806
Golden Entertainment, Inc. (a)	31,284	566,866
Good Times Restaurants, Inc. (a)	5,599	8,958
Habit Restaurants, Inc. Class A (a)	33,692	358,483
Hilton Grand Vacations, Inc. (a)	132,498	4,588,406
Hilton Worldwide Holdings, Inc.	445,908	46,820,340
Hyatt Hotels Corp. Class A	57,836	4,673,149
Inspired Entertainment, Inc. (a)	15,999	111,833
J. Alexanders Holdings, Inc. (a)	14,499	150,355
Jack in the Box, Inc.	39,947	3,167,398
Kura Sushi U.S.A., Inc. Class A (a)	2,954	76,627
Las Vegas Sands Corp.	527,122	33,076,906
Lindblad Expeditions Holdings (a)	44,800	694,400
Luby's, Inc. (a)	10,306	21,436
Marriott International, Inc. Class A	425,336	59,700,161
Marriott Vacations Worldwide Corp.	59,462	7,304,312
McDonald's Corp.	1,181,959	229,867,386
MGM Mirage, Inc.	815,254	26,047,365
Monarch Casino & Resort, Inc. (a)	18,204	830,102
Nathan's Famous, Inc.	6,187	461,241
Noodles & Co. (a)(b)	69,097	435,311
Norwegian Cruise Line Holdings Ltd. (a)	337,891	18,124,473
Papa John's International, Inc. (b)	34,493	2,182,717
Penn National Gaming, Inc. (a)	164,314	3,784,151
Planet Fitness, Inc. (a)	129,226	9,552,386
Playa Hotels & Resorts NV (a)	99,336	782,768
PlayAGS, Inc. (a)	45,259	520,026
Potbelly Corp. (a)	36,935	186,891
Rave Restaurant Group, Inc. (a)(b)	6,403	10,885
RCI Hospitality Holdings, Inc.	10,918	200,891
Red Lion Hotels Corp. (a)	31,607	110,308
Red Robin Gourmet Burgers, Inc. (a)(b)	21,184	577,688
Red Rock Resorts, Inc.	109,034	2,551,396
Royal Caribbean Cruises Ltd.	268,743	32,254,535
Ruth's Hospitality Group, Inc.	42,226	986,822
Scientific Games Corp. Class A (a)	89,540	2,449,814
SeaWorld Entertainment, Inc. (a)(b)	61,434	1,798,788
Shake Shack, Inc. Class A (a)	47,072	2,917,523
Six Flags Entertainment Corp.	120,067	5,220,513
Starbucks Corp.	1,863,284	159,180,352
Target Hospitality Corp. (a)	59,831	283,001
Texas Roadhouse, Inc. Class A	103,119	5,970,590
The Cheesecake Factory, Inc. (b)	64,593	2,816,901
Town Sports International Holdings, Inc. (a)	29,114	44,836
Twin River Worldwide Holdings, Inc.	40,331	980,043
Vail Resorts, Inc.	63,091	15,310,293
Wendy's Co.	291,643	6,252,826
Wingstop, Inc.	48,139	3,851,120
Wyndham Destinations, Inc.	140,955	6,836,318
Wyndham Hotels & Resorts, Inc.	152,913	8,858,250
Wynn Resorts Ltd.	150,658	18,207,019
Yum! Brands, Inc.	473,345	47,651,641
		969,483,141
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	12,880	196,034
Beazer Homes U.S.A., Inc. (a)	48,130	737,352
Cavco Industries, Inc. (a)	13,807	2,761,538
Century Communities, Inc. (a)	42,977	1,224,845
Comstock Holding Companies, Inc. (a)(b)	1,055	2,184
CSS Industries, Inc.	11,366	50,238
D.R. Horton, Inc.	525,908	29,109,008
Dixie Group, Inc. (a)	7,832	12,453
Emerson Radio Corp. (a)	16,730	13,718
Ethan Allen Interiors, Inc.	37,783	675,560
Flexsteel Industries, Inc.	18,067	332,071
Garmin Ltd.	225,343	22,013,758
GoPro, Inc. Class A (a)(b)	174,994	706,976
Green Brick Partners, Inc. (a)	32,055	365,748
Hamilton Beach Brands Holding Co. Class A	14,460	284,284
Helen of Troy Ltd. (a)	40,215	6,491,505
Hooker Furniture Corp.	18,554	441,771
Hovnanian Enterprises, Inc. Class A (a)	9,472	211,226
Installed Building Products, Inc. (a)	34,640	2,483,688
iRobot Corp. (a)(b)	42,357	1,845,071
KB Home	135,296	4,678,536
Koss Corp. (a)(b)	1,883	2,693
La-Z-Boy, Inc.	69,653	2,201,035
Legacy Housing Corp. (b)	4,461	71,465
Leggett & Platt, Inc.	205,809	10,767,927
Lennar Corp.:
Class A	412,010	24,576,397
Class B	67,544	3,186,050
LGI Homes, Inc. (a)(b)	31,514	2,277,517
Libbey, Inc. (a)	29,574	51,163
Lifetime Brands, Inc.	9,906	64,587
Lovesac (a)(b)	16,529	252,233
M.D.C. Holdings, Inc.	77,982	3,085,748
M/I Homes, Inc. (a)	44,331	1,962,533
Meritage Homes Corp. (a)	55,593	3,699,158
Mohawk Industries, Inc. (a)	91,999	12,821,901
New Home Co. LLC (a)	12,535	56,157
Newell Brands, Inc.	589,444	11,329,114
Nova LifeStyle, Inc. (a)(b)	18,431	8,478
NVR, Inc. (a)	5,288	20,051,514
PulteGroup, Inc.	405,122	16,063,087
Skyline Champion Corp. (a)	78,366	2,600,184
Sonos, Inc. (a)(b)	97,412	1,349,156
Taylor Morrison Home Corp. (a)	164,812	3,826,935
Tempur Sealy International, Inc. (a)	69,916	5,934,470
Toll Brothers, Inc.	198,841	7,987,443
TopBuild Corp. (a)	54,229	5,980,374
TRI Pointe Homes, Inc. (a)	215,063	3,350,682
Tupperware Brands Corp.	73,103	617,720
Turtle Beach Corp. (a)(b)	22,969	191,561
Universal Electronics, Inc. (a)	23,004	1,279,022
VOXX International Corp. (a)	27,686	127,632
Vuzix Corp. (a)(b)	33,713	82,260
Whirlpool Corp.	99,297	14,209,401
William Lyon Homes, Inc. (a)	47,091	983,260
Zagg, Inc. (a)(b)	43,858	336,829
		236,023,250
Internet & Direct Marketing Retail - 2.8%
1-800-FLOWERS.com, Inc. Class A (a)	43,386	584,409
Amazon.com, Inc. (a)	646,965	1,165,054,572
Blue Apron Holdings, Inc. Class A (a)(b)	9,002	60,673
Chewy, Inc. (b)	83,989	2,079,568
Duluth Holdings, Inc. (a)(b)	15,571	143,720
eBay, Inc.	1,226,302	43,558,247
Etsy, Inc. (a)	184,185	7,991,787
EVINE Live, Inc. (a)(b)	50,355	26,185
Expedia, Inc.	216,647	22,024,334
Groupon, Inc. (a)	704,132	2,041,983
GrubHub, Inc. (a)(b)	139,826	6,029,297
Lands' End, Inc. (a)(b)	28,326	333,680
Leaf Group Ltd. (a)	15,179	56,162
Liberty Interactive Corp. QVC Group Series A (a)	601,231	5,687,645
Liquidity Services, Inc. (a)	40,558	283,500
Overstock.com, Inc. (a)(b)	43,064	326,856
PetMed Express, Inc. (b)	32,928	751,746
Quotient Technology, Inc. (a)	128,888	1,344,302
Remark Holdings, Inc. (a)(b)	23,962	16,174
Revolve Group, Inc. (b)	22,002	354,672
RumbleON, Inc. Class B (a)	15,059	18,673
Shutterstock, Inc. (a)	31,919	1,327,192
Stamps.com, Inc. (a)	26,242	2,289,615
Stitch Fix, Inc. (a)(b)	37,044	873,498
The Booking Holdings, Inc. (a)	66,237	126,117,235
The RealReal, Inc. (b)	25,701	442,057
The Rubicon Project, Inc. (a)	75,221	607,786
U.S. Auto Parts Network, Inc. (a)	3,560	7,974
Waitr Holdings, Inc. (a)(b)	114,062	43,344
Wayfair LLC Class A (a)(b)	101,041	8,580,402
		1,399,057,288
Leisure Products - 0.1%
Acushnet Holdings Corp.	57,791	1,737,775
American Outdoor Brands Corp. (a)	91,968	803,800
Brunswick Corp.	131,138	7,706,980
Callaway Golf Co.	147,274	3,060,354
Clarus Corp.	34,544	434,909
Escalade, Inc.	4,952	56,205
Hasbro, Inc.	195,806	19,913,470
JAKKS Pacific, Inc. (a)(b)	25,693	25,950
Johnson Outdoors, Inc. Class A	9,788	632,305
Malibu Boats, Inc. Class A (a)	32,528	1,286,157
Marine Products Corp.	13,508	204,376
Mattel, Inc. (a)(b)	531,680	6,220,656
MCBC Holdings, Inc. (a)	30,360	504,280
Nautilus, Inc. (a)	42,641	61,403
Polaris, Inc.	87,746	8,572,784
Sturm, Ruger & Co., Inc.	28,596	1,302,548
Summer Infant, Inc. (a)	22,993	7,358
Vista Outdoor, Inc. (a)	90,022	745,382
YETI Holdings, Inc. (a)(b)	47,513	1,511,864
		54,788,556
Multiline Retail - 0.5%
Big Lots, Inc.	60,678	1,268,170
Dillard's, Inc. Class A	15,955	1,145,569
Dollar General Corp.	400,690	63,052,578
Dollar Tree, Inc. (a)	368,637	33,715,540
JC Penney Corp., Inc. (a)(b)	530,404	599,357
Kohl's Corp.	244,374	11,488,022
Macy's, Inc.	481,280	7,373,210
Nordstrom, Inc.	164,080	6,262,934
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	83,525	5,462,535
Target Corp.	795,864	99,490,959
Tuesday Morning Corp. (a)	78,043	123,308
		229,982,182
Specialty Retail - 2.2%
Aaron's, Inc. Class A	103,940	6,070,096
Abercrombie & Fitch Co. Class A	102,754	1,640,981
Advance Auto Parts, Inc.	109,808	17,248,641
America's Car Mart, Inc. (a)	10,423	1,138,817
American Eagle Outfitters, Inc.	244,077	3,653,833
Asbury Automotive Group, Inc. (a)	30,239	3,351,691
Ascena Retail Group, Inc. (a)	287,848	129,733
At Home Group, Inc. (a)(b)	73,497	630,604
AutoNation, Inc. (a)	92,379	4,719,643
AutoZone, Inc. (a)	38,023	44,788,052
Barnes & Noble Education, Inc. (a)	70,687	356,262
Bed Bath & Beyond, Inc.	200,620	2,925,040
Best Buy Co., Inc.	361,445	29,146,925
Big 5 Sporting Goods Corp.	28,630	77,301
Blink Charging Co. (a)(b)	28,601	53,484
Boot Barn Holdings, Inc. (a)	44,652	1,778,043
Build-A-Bear Workshop, Inc. (a)	23,020	69,060
Burlington Stores, Inc. (a)	102,979	23,170,275
Caleres, Inc.	68,429	1,497,911
Camping World Holdings, Inc. (b)	51,555	620,722
CarMax, Inc. (a)(b)	257,751	25,068,862
Carvana Co. Class A (a)(b)	76,578	7,299,415
Chico's FAS, Inc.	202,946	968,052
Citi Trends, Inc.	22,059	452,871
Conn's, Inc. (a)(b)	29,724	651,847
Destination XL Group, Inc. (a)	36,252	44,590
Dick's Sporting Goods, Inc.	99,653	4,565,104
DSW, Inc. Class A	88,276	1,456,554
Express, Inc. (a)	113,752	447,045
Five Below, Inc. (a)	85,481	10,574,855
Floor & Decor Holdings, Inc. Class A (a)	105,981	5,088,148
Foot Locker, Inc.	168,064	6,730,963
Francesca's Holdings Corp. (a)(b)	3,389	52,699
GameStop Corp. Class A (b)	161,618	1,024,658
Gap, Inc. (b)	324,540	5,390,609
Genesco, Inc. (a)	27,329	1,014,999
GNC Holdings, Inc. Class A (a)(b)	141,320	415,481
Group 1 Automotive, Inc.	27,259	2,810,130
Guess?, Inc. (b)	66,115	1,272,714
Haverty Furniture Companies, Inc.	34,757	698,963
Hibbett Sports, Inc. (a)(b)	32,731	928,578
J.Jill, Inc. (b)	17,318	30,133
Kirkland's, Inc. (a)(b)	25,171	39,267
L Brands, Inc.	369,650	7,075,101
Lithia Motors, Inc. Class A (sub. vtg.) (b)	34,719	5,575,177
Lowe's Companies, Inc.	1,201,973	141,003,453
Lumber Liquidators Holdings, Inc. (a)(b)	47,411	422,432
MarineMax, Inc. (a)	32,553	539,078
Michaels Companies, Inc. (a)	124,422	1,017,772
Monro, Inc. (b)	51,384	3,771,586
Murphy U.S.A., Inc. (a)	46,504	5,465,615
National Vision Holdings, Inc. (a)	119,743	3,616,239
O'Reilly Automotive, Inc. (a)	119,249	52,741,448
Office Depot, Inc.	890,002	1,984,704
Party City Holdco, Inc. (a)(b)	89,546	172,824
Penske Automotive Group, Inc. (b)	57,225	2,889,290
Pier 1 Imports, Inc. (a)(b)	5,767	48,846
Rent-A-Center, Inc.	78,206	2,035,702
RH (a)(b)	24,480	5,032,843
Ross Stores, Inc.	566,486	65,797,349
RTW Retailwinds, Inc. (a)	35,033	46,944
Sally Beauty Holdings, Inc. (a)(b)	184,310	3,396,833
Shoe Carnival, Inc. (b)	15,042	533,991
Signet Jewelers Ltd. (b)	77,851	1,430,123
Sleep Number Corp. (a)	46,998	2,268,593
Sonic Automotive, Inc. Class A (sub. vtg.)	40,361	1,321,823
Sportsman's Warehouse Holdings, Inc. (a)	60,019	438,739
Stage Stores, Inc. (b)	27,291	130,997
Stein Mart, Inc. (a)(b)	28,499	20,439
Tailored Brands, Inc. (b)	77,717	411,123
The Buckle, Inc.	46,350	1,289,457
The Cato Corp. Class A (sub. vtg.)	41,489	790,780
The Children's Place Retail Stores, Inc. (b)	24,891	1,798,624
The Container Store Group, Inc. (a)	20,987	87,306
The Home Depot, Inc.	1,704,691	375,901,412
Tiffany & Co., Inc.	169,051	22,619,024
Tile Shop Holdings, Inc. (b)	3,653	6,137
Tilly's, Inc.	36,218	357,109
TJX Companies, Inc.	1,879,511	114,894,507
Tractor Supply Co.	184,283	17,403,687
Trans World Entertainment Corp. (a)	105	284
TravelCenters of America LLC (a)	14,987	152,418
Ulta Beauty, Inc. (a)	91,361	21,365,683
Urban Outfitters, Inc. (a)	108,234	2,777,284
Vitamin Shoppe, Inc. (a)	31,898	206,699
Williams-Sonoma, Inc. (b)	120,076	8,333,274
Winmark Corp.	3,605	638,085
Zumiez, Inc. (a)	31,295	924,454
		1,098,828,939
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	231,953	8,614,734
Carter's, Inc.	70,251	7,257,631
Centric Brands, Inc. (a)(b)	21,692	65,510
Charles & Colvard Ltd. (a)	34,272	51,065
Cherokee, Inc. (a)	4,776	5,063
Columbia Sportswear Co.	44,737	4,138,173
Crocs, Inc. (a)	108,242	3,777,646
Culp, Inc.	14,133	227,824
Deckers Outdoor Corp. (a)	44,363	7,460,969
Delta Apparel, Inc. (a)	10,797	302,100
Fossil Group, Inc. (a)	73,399	549,759
G-III Apparel Group Ltd. (a)	64,842	1,919,323
Hanesbrands, Inc. (b)	564,029	8,499,917
Iconix Brand Group, Inc. (a)(b)	7,172	8,535
Kontoor Brands, Inc.	73,975	2,652,004
Lakeland Industries, Inc. (a)	4,805	49,540
Levi Strauss & Co. Class A (b)	74,282	1,246,452
lululemon athletica, Inc. (a)	175,303	39,564,134
Movado Group, Inc.	27,656	540,675
NIKE, Inc. Class B	1,951,427	182,438,910
Oxford Industries, Inc.	27,762	2,066,048
PVH Corp.	114,478	11,099,787
Ralph Lauren Corp.	79,232	8,504,763
Rocky Brands, Inc.	10,160	283,261
Sequential Brands Group, Inc. (a)(b)	58,395	23,358
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	208,185	8,373,201
Steven Madden Ltd.	123,429	5,242,030
Superior Group of Companies, Inc.	16,493	221,501
Tapestry, Inc.	441,714	11,877,689
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	330,875	6,250,229
Class C (non-vtg.)(a)	264,580	4,577,234
Unifi, Inc. (a)	23,226	565,553
Vera Bradley, Inc. (a)	33,322	367,875
VF Corp.	510,190	45,172,223
Vince Holding Corp. (a)	3,162	71,683
Wolverine World Wide, Inc.	133,254	4,277,453
		378,343,852

TOTAL CONSUMER DISCRETIONARY		4,854,162,137

CONSUMER STAPLES - 6.5%
Beverages - 1.6%
Alkaline Water Co., Inc. (a)(b)	59,159	69,216
Boston Beer Co., Inc. Class A (a)	14,204	5,458,881
Brown-Forman Corp.:
Class A	72,643	4,634,623
Class B (non-vtg.)	297,091	20,148,712
Celsius Holdings, Inc. (a)(b)	3,936	19,090
Coca-Cola Bottling Co. Consolidated	6,981	1,885,987
Constellation Brands, Inc. Class A (sub. vtg.)	260,370	48,444,442
Craft Brew Alliance, Inc. (a)	16,113	265,542
Keurig Dr. Pepper, Inc. (b)	423,227	13,094,643
MGP Ingredients, Inc.	20,346	928,185
Molson Coors Brewing Co. Class B	295,147	14,899,021
Monster Beverage Corp. (a)	603,362	36,093,115
National Beverage Corp. (b)	18,480	917,347
New Age Beverages Corp. (a)(b)	132,589	286,392
PepsiCo, Inc.	2,175,529	295,502,104
Primo Water Corp. (a)	58,601	597,730
REED'S, Inc. (a)	35,577	23,516
The Coca-Cola Co.	5,992,129	319,979,689
		763,248,235
Food & Staples Retailing - 1.4%
Andersons, Inc.	59,736	1,379,902
BJ's Wholesale Club Holdings, Inc. (a)	195,599	4,635,696
Casey's General Stores, Inc.	58,947	10,243,220
Chefs' Warehouse Holdings (a)	40,401	1,436,660
Costco Wholesale Corp.	683,783	205,004,981
Grocery Outlet Holding Corp.	48,022	1,590,969
HF Foods Group, Inc. (a)	34,669	936,063
Ingles Markets, Inc. Class A	22,054	980,080
Kroger Co.	1,245,606	34,054,868
Natural Grocers by Vitamin Cottage, Inc.	14,440	135,014
Performance Food Group Co. (a)	167,994	7,905,798
PriceSmart, Inc.	35,547	2,656,783
Rite Aid Corp. (a)(b)	83,643	757,806
SpartanNash Co.	56,220	796,075
Sprouts Farmers Market LLC (a)	185,231	3,667,574
Sysco Corp.	795,939	64,112,886
U.S. Foods Holding Corp. (a)	337,057	13,404,757
United Natural Foods, Inc. (a)	78,778	718,455
Village Super Market, Inc. Class A	10,604	299,881
Walgreens Boots Alliance, Inc.	1,178,818	70,257,553
Walmart, Inc.	2,213,598	263,617,386
Weis Markets, Inc. (b)	28,201	1,123,246
		689,715,653
Food Products - 1.1%
Alico, Inc.	2,822	95,553
Archer Daniels Midland Co.	864,720	37,122,430
B&G Foods, Inc. Class A (b)	104,040	1,722,902
Beyond Meat, Inc. (b)	15,954	1,323,544
Bunge Ltd.	221,755	11,837,282
Cal-Maine Foods, Inc. (b)	48,245	2,100,105
Calavo Growers, Inc. (b)	25,796	2,300,745
Campbell Soup Co.	262,453	12,222,436
Coffee Holding Co., Inc. (a)	10,373	42,011
Conagra Brands, Inc.	759,810	21,935,715
Darling International, Inc. (a)	255,592	6,083,090
Farmer Brothers Co. (a)	19,225	291,643
Flowers Foods, Inc.	300,810	6,476,439
Fresh Del Monte Produce, Inc.	49,347	1,613,647
Freshpet, Inc. (a)	48,263	2,593,654
General Mills, Inc.	939,356	50,086,462
Hormel Foods Corp. (b)	433,538	19,305,447
Hostess Brands, Inc. Class A (a)	186,369	2,506,663
Ingredion, Inc.	105,175	8,747,405
J&J Snack Foods Corp.	23,040	4,262,400
John B. Sanfilippo & Son, Inc.	14,363	1,403,840
Kellogg Co.	388,029	25,268,448
Lamb Weston Holdings, Inc.	226,901	19,055,146
Lancaster Colony Corp.	30,721	4,854,840
Landec Corp. (a)	46,292	530,506
Lifeway Foods, Inc. (a)	1,384	2,823
Limoneira Co.	21,611	426,709
McCormick & Co., Inc. (non-vtg.)	192,113	32,515,125
Mondelez International, Inc.	2,241,119	117,748,392
Pilgrim's Pride Corp. (a)	81,228	2,558,682
Post Holdings, Inc. (a)	107,760	11,379,456
Sanderson Farms, Inc.	30,318	5,020,054
Seaboard Corp.	420	1,726,859
Seneca Foods Corp. Class A (a)	8,433	329,730
The Hain Celestial Group, Inc. (a)(b)	124,439	3,076,132
The Hershey Co.	231,715	34,330,894
The J.M. Smucker Co.	177,737	18,678,381
The Kraft Heinz Co.	979,974	29,889,207
The Simply Good Foods Co. (a)	127,355	3,518,819
Tootsie Roll Industries, Inc. (b)	28,042	963,243
TreeHouse Foods, Inc. (a)	89,013	4,351,846
Tyson Foods, Inc. Class A	457,114	41,089,977
		551,388,682
Household Products - 1.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	83,921	2,098,864
Church & Dwight Co., Inc.	383,477	26,935,424
Clorox Co.	195,187	28,932,569
Colgate-Palmolive Co.	1,336,320	90,629,222
Energizer Holdings, Inc.	99,106	4,944,398
Kimberly-Clark Corp.	535,015	72,943,945
Oil-Dri Corp. of America	9,041	328,098
Procter & Gamble Co.	3,895,917	475,535,629
Spectrum Brands Holdings, Inc.	71,218	4,452,549
WD-40 Co.	21,038	4,062,648
		710,863,346
Personal Products - 0.2%
Avon Products, Inc. (a)	685,776	3,147,712
Coty, Inc. Class A	463,443	5,348,132
Cyanotech Corp. (a)	1,622	3,877
Edgewell Personal Care Co. (a)	84,799	2,642,337
elf Beauty, Inc. (a)	43,588	722,253
Estee Lauder Companies, Inc. Class A	344,134	67,267,873
Herbalife Nutrition Ltd. (a)	150,578	6,867,863
Inter Parfums, Inc.	28,357	1,998,885
LifeVantage Corp. (a)	21,148	318,700
Mannatech, Inc.	422	6,866
MediFast, Inc. (b)	18,332	1,611,566
Natural Health Trends Corp.	15,505	89,464
Nature's Sunshine Products, Inc. (a)	4,926	49,482
Nu Skin Enterprises, Inc. Class A	88,051	3,367,070
Revlon, Inc. (a)(b)	16,265	403,535
USANA Health Sciences, Inc. (a)	21,354	1,571,654
Veru, Inc. (a)	32,023	67,889
Youngevity International, Inc. (a)	12,762	56,280
		95,541,438
Tobacco - 0.7%
22nd Century Group, Inc. (a)(b)	182,517	187,993
Altria Group, Inc.	2,908,062	144,530,681
Philip Morris International, Inc.	2,422,485	200,896,681
Pyxus International, Inc. (a)(b)	11,586	93,036
Turning Point Brands, Inc.	13,840	382,122
Universal Corp.	39,347	2,054,700
Vector Group Ltd.	175,491	2,358,599
		350,503,812

TOTAL CONSUMER STAPLES		3,161,261,166

ENERGY - 3.9%
Energy Equipment & Services - 0.4%
Apergy Corp. (a)	120,512	3,077,876
Archrock, Inc.	193,691	1,628,941
Aspen Aerogels, Inc. (a)	43,695	297,563
Baker Hughes, A GE Co. Class A	1,013,782	22,728,992
Basic Energy Services, Inc. (a)(b)	30,237	13,879
Cactus, Inc.	78,791	2,378,700
Carbo Ceramics, Inc. (a)(b)	25,879	10,613
Core Laboratories NV (b)	67,749	2,967,406
COVIA Corp. (a)(b)	48,832	72,760
Dawson Geophysical Co. (a)	16,756	37,869
Diamond Offshore Drilling, Inc. (a)(b)	96,794	546,886
DMC Global, Inc. (b)	22,652	1,044,031
Dril-Quip, Inc. (a)	57,462	2,428,344
ENGlobal Corp. (a)	3,975	4,412
Enservco Corp. (a)(b)	14,482	2,825
Era Group, Inc. (a)	29,732	284,535
Exterran Corp. (a)	49,663	267,187
Forum Energy Technologies, Inc. (a)	130,744	171,275
Frank's International NV (a)	162,418	828,332
FTS International, Inc. (a)	50,663	52,690
Geospace Technologies Corp. (a)	18,281	263,612
Gulf Island Fabrication, Inc. (a)	16,117	87,676
Halliburton Co.	1,370,986	28,776,996
Helix Energy Solutions Group, Inc. (a)	221,809	1,841,015
Helmerich & Payne, Inc.	167,020	6,602,301
Hi-Crush Partners LP (b)	150,034	125,834
Hornbeck Offshore Services, Inc. (a)	36,331	13,442
Independence Contract Drilling, Inc. (a)	50,604	39,977
ION Geophysical Corp. (a)	18,615	156,924
Keane Group, Inc. (a)	266,682	1,277,407
Key Energy Services, Inc. (a)(b)	9,856	1,685
KLX Energy Services Holdings, Inc. (a)	37,317	210,841
Liberty Oilfield Services, Inc. Class A	78,407	693,118
Mammoth Energy Services, Inc.	20,002	31,403
Matrix Service Co. (a)	45,698	956,916
McDermott International, Inc. (a)(b)	280,872	224,810
Mitcham Industries, Inc. (a)	16,422	35,636
Nabors Industries Ltd.	487,389	1,004,021
National Oilwell Varco, Inc.	594,664	13,409,673
Natural Gas Services Group, Inc.(a)	16,673	180,735
NCS Multistage Holdings, Inc. (a)	29,261	62,911
Newpark Resources, Inc. (a)	153,674	900,530
Nine Energy Service, Inc. (a)	20,239	110,910
Noble Corp. (a)(b)	406,146	430,515
Oceaneering International, Inc. (a)	152,054	2,039,044
Oil States International, Inc. (a)	96,884	1,544,331
Patterson-UTI Energy, Inc.	322,215	2,880,602
Profire Energy, Inc. (a)	29,334	41,948
ProPetro Holding Corp. (a)	124,134	1,070,035
Quintana Energy Services, Inc. (a)	1,903	4,919
Ranger Energy Services, Inc. Class A (a)	3,186	23,353
RigNet, Inc. (a)	20,511	106,657
RPC, Inc. (b)	97,557	376,570
SAExploration Holdings, Inc. (a)	5,900	14,042
Schlumberger Ltd.	2,144,619	77,635,208
SEACOR Holdings, Inc. (a)	28,458	1,204,912
SEACOR Marine Holdings, Inc. (a)	36,271	429,086
Select Energy Services, Inc. Class A (a)	103,115	791,923
Smart Sand, Inc. (a)(b)	29,122	67,563
Solaris Oilfield Infrastructure, Inc. Class A (b)	51,752	555,299
Superior Drilling Products, Inc. (a)	18,281	16,819
Synthesis Energy Systems, Inc. (a)(b)	1,522	8,615
TechnipFMC PLC	657,888	12,394,610
TETRA Technologies, Inc. (a)	184,288	226,674
Tidewater, Inc. (a)	55,352	846,886
Transocean Ltd. (United States) (a)(b)	884,263	4,403,630
U.S. Silica Holdings, Inc. (b)	117,609	579,812
U.S. Well Services, Inc. (a)	24,436	39,098
Valaris PLC Class A (b)	299,470	1,275,742
		204,861,382
Oil, Gas & Consumable Fuels - 3.5%
Abraxas Petroleum Corp. (a)	265,534	68,242
Adams Resources & Energy, Inc.	1,474	47,374
Aemetis, Inc. (a)	7,091	6,949
Altus Midstream Co. (a)(b)	102,473	197,773
Amplify Energy Corp. New	36,298	199,639
Antero Midstream GP LP (b)	464,960	2,129,517
Antero Resources Corp. (a)	349,952	696,404
Apache Corp.	579,347	12,907,851
Arch Coal, Inc.	26,762	1,983,332
Barnwell Industries, Inc. (a)	2,008	1,068
Berry Petroleum Corp.	62,893	501,257
Bonanza Creek Energy, Inc. (a)	32,665	570,331
Brigham Minerals, Inc. Class A	31,010	600,354
Cabot Oil & Gas Corp.	650,129	10,363,056
California Resources Corp. (a)(b)	73,044	477,708
Callon Petroleum Co. (a)(b)	335,821	1,225,747
Carrizo Oil & Gas, Inc. (a)	131,947	845,780
Centennial Resource Development, Inc. Class A (a)	298,555	922,535
Chaparral Energy, Inc. Class A (a)(b)	47,004	50,764
Cheniere Energy, Inc. (a)	364,709	22,079,483
Chesapeake Energy Corp. (a)(b)	1,735,658	1,033,237
Chevron Corp.	2,955,134	346,134,845
Cimarex Energy Co.	154,683	7,110,778
Clean Energy Fuels Corp. (a)	209,519	408,562
CNX Resources Corp. (a)	290,660	2,008,461
Comstock Resources, Inc. (a)(b)	25,564	162,331
Concho Resources, Inc.	313,692	22,761,492
ConocoPhillips Co.	1,731,025	103,757,639
CONSOL Energy, Inc. (a)	42,400	541,024
Contango Oil & Gas Co. (a)(b)	117,477	387,674
Continental Resources, Inc.	134,195	4,143,942
Contura Energy, Inc. (a)	29,324	195,591
CVR Energy, Inc.	47,741	2,071,482
Delek U.S. Holdings, Inc.	115,531	3,963,869
Denbury Resources, Inc. (a)(b)	720,007	710,287
Devon Energy Corp.	618,946	13,548,728
Diamond S Shipping, Inc. (a)	27,684	399,480
Diamondback Energy, Inc.	250,805	19,397,259
Dorian LPG Ltd. (a)	53,709	770,724
Earthstone Energy, Inc. (a)	26,477	118,352
EOG Resources, Inc.	904,118	64,101,966
EQT Corp.	394,245	3,441,759
Equitrans Midstream Corp. (b)	322,437	3,214,697
Evolution Petroleum Corp.	44,969	234,288
Extraction Oil & Gas, Inc. (a)	121,921	175,566
Exxon Mobil Corp.	6,587,333	448,794,997
Falcon Minerals Corp.	69,442	447,901
Gevo, Inc. (a)	276	632
Goodrich Petroleum Corp. (a)	18,445	181,130
Green Plains, Inc.	63,519	968,665
Gulfport Energy Corp. (a)(b)	229,160	543,109
Hallador Energy Co.	21,030	62,880
Hess Corp.	403,960	25,081,876
Highpoint Resources, Inc. (a)	167,127	208,909
HollyFrontier Corp.	237,466	12,241,372
Houston American Energy Corp. (a)	25,729	3,885
International Seaways, Inc. (a)	41,158	1,089,864
Jagged Peak Energy, Inc. (a)(b)	106,402	709,701
Kinder Morgan, Inc.	3,045,148	59,715,352
Kosmos Energy Ltd.	559,712	3,341,481
Laredo Petroleum, Inc. (a)	276,483	597,203
Lilis Energy, Inc. (a)(b)	41,728	6,201
Lonestar Resources U.S., Inc. (a)	24,365	48,243
Magnolia Oil & Gas Corp. Class A (a)(b)	159,778	1,735,189
Marathon Oil Corp.	1,238,380	14,427,127
Marathon Petroleum Corp.	1,022,096	61,979,901
Matador Resources Co. (a)(b)	168,905	2,378,182
Montage Resources Corp. (a)	42,162	208,280
Murphy Oil Corp.	249,819	5,748,335
NACCO Industries, Inc. Class A	5,538	260,840
Nextdecade Corp. (a)	20,714	135,677
Noble Energy, Inc.	755,421	15,682,540
Northern Oil & Gas, Inc. (a)(b)	342,903	610,367
Oasis Petroleum, Inc. (a)	446,034	1,043,720
Occidental Petroleum Corp.	1,389,241	53,583,025
ONEOK, Inc.	642,446	45,645,788
Overseas Shipholding Group, Inc. (a)	101,293	177,263
Pacific Ethanol, Inc. (a)	36,167	17,501
Panhandle Royalty Co. Class A	22,781	269,271
Par Pacific Holdings, Inc. (a)	57,186	1,423,360
Parsley Energy, Inc. Class A	432,339	6,476,438
PBF Energy, Inc. Class A	156,968	4,913,098
PDC Energy, Inc. (a)	90,687	2,061,316
Peabody Energy Corp. (b)	124,567	1,205,809
Penn Virginia Corp. (a)	21,684	523,669
Phillips 66 Co.	699,755	80,275,894
Pioneer Natural Resources Co.	262,073	33,503,412
PrimeEnergy Corp. (a)	89	13,252
QEP Resources, Inc.	376,545	1,231,302
Range Resources Corp. (b)	308,328	1,076,065
Renewable Energy Group, Inc. (a)(b)	56,276	960,069
Rex American Resources Corp. (a)	8,946	821,690
Ring Energy, Inc. (a)(b)	91,164	175,035
Roan Resources, Inc. (a)	87,296	132,690
SandRidge Energy, Inc. (a)	51,200	168,448
SemGroup Corp. Class A	99,369	1,527,302
SilverBow Resources, Inc. (a)	8,845	77,128
SM Energy Co.	175,603	1,459,261
Southwestern Energy Co. (a)(b)	782,082	1,423,389
SRC Energy, Inc. (a)	384,300	1,371,951
Talos Energy, Inc. (a)	36,205	839,956
Targa Resources Corp.	366,022	13,370,784
Tellurian, Inc. (a)(b)	144,246	1,051,553
Tengasco, Inc. (a)	889	471
The Williams Companies, Inc.	1,887,876	42,892,543
Torchlight Energy Resources, Inc. (a)(b)	65,282	47,003
TransAtlantic Petroleum Ltd. (a)	12,963	5,705
U.S. Energy Corp. (a)	1,596	539
Unit Corp. (a)	89,509	76,593
Uranium Energy Corp. (a)(b)	262,731	231,991
VAALCO Energy, Inc. (a)	66,191	121,130
Valero Energy Corp.	644,108	61,505,873
Vertex Energy, Inc. (a)	12,570	20,238
W&T Offshore, Inc. (a)	145,172	621,336
Whiting Petroleum Corp. (a)(b)	133,476	611,320
World Fuel Services Corp.	100,609	4,265,822
WPX Energy, Inc. (a)	646,775	6,364,266
Zion Oil & Gas, Inc. (a)	64,564	11,492
		1,687,474,797

TOTAL ENERGY		1,892,336,179

FINANCIALS - 13.8%
Banks - 5.8%
1st Constitution Bancorp	12,298	250,633
1st Source Corp.	26,578	1,366,375
ACNB Corp.	13,074	460,466
Allegiance Bancshares, Inc. (a)(b)	31,797	1,140,876
Amalgamated Bank	27,901	533,467
American National Bankshares, Inc.	20,045	758,302
Ameris Bancorp	100,938	4,405,944
Ames National Corp.	10,393	292,979
Arrow Financial Corp.	20,756	744,310
Associated Banc-Corp.	244,732	5,247,054
Atlantic Capital Bancshares, Inc. (a)	42,615	806,276
Banc of California, Inc.	68,841	1,057,398
BancFirst Corp.	30,737	1,816,249
Bancorp, Inc., Delaware (a)	88,961	986,577
BancorpSouth Bank	147,835	4,597,669
Bank First National Corp.	9,513	646,028
Bank of America Corp.	13,036,204	434,366,317
Bank of Commerce Holdings	20,467	234,347
Bank of Hawaii Corp.	62,404	5,623,224
Bank of Marin Bancorp	20,310	916,590
Bank OZK	190,105	5,642,316
BankFinancial Corp.	24,120	329,238
BankUnited, Inc.	146,420	5,133,485
Bankwell Financial Group, Inc.	14,320	419,290
Banner Corp.	55,201	3,015,631
Bar Harbor Bankshares	19,579	502,006
BayCom Corp. (a)	21,104	463,444
BB&T Corp.	1,189,883	65,110,398
BCB Bancorp, Inc.	12,517	169,480
Berkshire Hills Bancorp, Inc.	70,707	2,230,806
BOK Financial Corp.	50,134	4,178,168
Boston Private Financial Holdings, Inc.	134,374	1,577,551
Bridge Bancorp, Inc.	35,132	1,148,114
Brookline Bancorp, Inc., Delaware	128,152	2,056,840
Bryn Mawr Bank Corp.	31,986	1,256,090
Business First Bancshares, Inc.	17,207	423,292
Byline Bancorp, Inc. (a)	38,982	716,879
C & F Financial Corp.	3,911	220,189
Cadence Bancorp Class A	199,446	3,292,853
Cambridge Bancorp	7,869	612,995
Camden National Corp.	24,121	1,047,816
Capital Bancorp, Inc. (a)	18,695	278,556
Capital City Bank Group, Inc.	19,094	552,389
Capstar Financial Holdings, Inc.	23,862	400,882
Carolina Financial Corp.	31,067	1,313,823
Carter Bank & Trust (a)	39,415	832,445
Cathay General Bancorp	118,126	4,349,399
CB Financial Services, Inc.	5,665	168,647
CBTX, Inc.	31,653	934,397
Centerstate Banks of Florida, Inc.	201,780	5,131,265
Central Pacific Financial Corp.	48,026	1,395,636
Central Valley Community Bancorp	22,607	477,008
Century Bancorp, Inc. Class A (non-vtg.)	5,679	495,493
Chemung Financial Corp.	5,246	240,109
CIT Group, Inc.	145,267	6,612,554
Citigroup, Inc.	3,520,605	264,467,848
Citizens & Northern Corp.	25,247	663,996
Citizens Financial Group, Inc.	708,579	27,251,948
City Holding Co.	27,137	2,156,849
Civista Bancshares, Inc.	27,243	590,628
CNB Financial Corp., Pennsylvania	25,443	805,525
Coastal Financial Corp. of Washington (a)	15,353	260,847
Codorus Valley Bancorp, Inc.	17,470	375,780
Colony Bankcorp, Inc.	9,980	161,776
Columbia Banking Systems, Inc.	116,014	4,533,827
Comerica, Inc.	236,797	16,672,877
Commerce Bancshares, Inc.	150,486	10,087,077
Community Bank System, Inc.	80,246	5,444,691
Community Bankers Trust Corp.	17,049	148,156
Community Financial Corp.	6,525	224,917
Community Trust Bancorp, Inc.	26,983	1,212,616
ConnectOne Bancorp, Inc.	47,609	1,199,271
County Bancorp, Inc.	7,793	188,123
CrossFirst Bankshares, Inc. (a)	11,708	155,248
Cullen/Frost Bankers, Inc.	87,112	8,150,199
Customers Bancorp, Inc. (a)	49,238	1,151,184
CVB Financial Corp.	206,873	4,418,807
DNB Financial Corp.	6,395	295,385
Eagle Bancorp, Inc.	50,575	2,246,542
East West Bancorp, Inc.	223,522	10,241,778
Enterprise Bancorp, Inc.	10,967	349,738
Enterprise Financial Services Corp.	44,300	2,002,360
Equity Bancshares, Inc. (a)	23,730	698,849
Esquire Financial Holdings, Inc. (a)	9,982	238,969
Evans Bancorp, Inc.	4,444	180,826
Farmers & Merchants Bancorp, Inc. (b)	13,108	340,153
Farmers National Banc Corp.	47,695	731,641
FB Financial Corp.	29,717	1,144,105
Fidelity D & D Bancorp, Inc.	5,673	372,035
Fifth Third Bancorp	1,149,032	34,689,276
Financial Institutions, Inc.	20,207	658,344
First Bancorp, North Carolina	47,869	1,871,678
First Bancorp, Puerto Rico	345,031	3,622,826
First Bancshares, Inc.	28,005	939,848
First Bank Hamilton New Jersey	17,697	191,659
First Busey Corp.	79,715	2,120,419
First Business Finance Services, Inc.	8,017	200,265
First Capital, Inc.	5,994	407,292
First Choice Bancorp	11,465	260,943
First Citizens Bancshares, Inc.	13,285	6,905,543
First Commonwealth Financial Corp.	159,221	2,262,530
First Community Bankshares, In	17,699	539,643
First Community Corp.	13,413	275,369
First Financial Bancorp, Ohio	157,189	3,822,836
First Financial Bankshares, Inc.	211,129	7,298,730
First Financial Corp., Indiana	19,406	858,133
First Financial Northwest, Inc.	2,998	44,161
First Foundation, Inc.	63,218	1,036,143
First Hawaiian, Inc.	203,557	5,809,517
First Horizon National Corp.	484,374	7,788,734
First Internet Bancorp	13,430	304,861
First Interstate Bancsystem, Inc.	56,998	2,399,616
First Merchants Corp.	88,198	3,571,137
First Mid-Illinois Bancshares, Inc.	24,657	862,502
First Midwest Bancorp, Inc., Delaware	170,171	3,668,887
First Northwest Bancorp	20,578	362,790
First of Long Island Corp.	34,821	843,713
First Republic Bank	263,475	28,955,903
First Savings Financial Group, Inc.	2,434	163,808
First United Corp.	6,102	145,777
First Western Financial, Inc. (a)	10,890	185,566
Flushing Financial Corp.	42,143	893,432
FNB Corp., Pennsylvania	500,022	6,210,273
FNCM Bancorp, Inc.	19,280	156,554
Franklin Financial Network, Inc.	18,094	617,729
Franklin Financial Services Corp.	7,585	284,286
Fulton Financial Corp.	258,587	4,437,353
FVCBankcorp, Inc. (a)	20,878	357,640
German American Bancorp, Inc.	38,595	1,300,652
Glacier Bancorp, Inc.	134,908	5,915,716
Great Southern Bancorp, Inc.	19,882	1,213,398
Great Western Bancorp, Inc.	87,930	3,022,154
Guaranty Bancshares, Inc. Texas	14,733	486,926
Hancock Whitney Corp.	145,088	5,892,024
Hanmi Financial Corp.	51,858	1,017,973
HarborOne Bancorp, Inc.	87,218	925,383
Hawthorn Bancshares, Inc.	7,034	171,137
Heartland Financial U.S.A., Inc.	52,731	2,489,958
Heritage Commerce Corp.	91,990	1,149,875
Heritage Financial Corp., Washington	57,962	1,598,592
Hilltop Holdings, Inc.	111,396	2,743,683
Home Bancshares, Inc.	244,039	4,592,814
HomeTrust Bancshares, Inc.	25,814	674,520
Hope Bancorp, Inc.	185,581	2,692,780
Horizon Bancorp, Inc. Indiana	69,522	1,308,404
Howard Bancorp, Inc. (a)	24,716	411,769
Huntington Bancshares, Inc.	1,661,679	24,742,400
IBERIABANK Corp.	81,057	5,916,350
Independent Bank Corp.	39,569	884,367
Independent Bank Corp., Massachusetts	54,064	4,552,189
Independent Bank Group, Inc.	57,686	3,324,444
International Bancshares Corp.	89,989	3,817,333
Investar Holding Corp.	17,521	438,375
Investors Bancorp, Inc.	344,040	4,149,122
JPMorgan Chase & Co.	4,975,678	655,595,333
KeyCorp	1,588,326	30,797,641
Lakeland Bancorp, Inc.	82,725	1,379,853
Lakeland Financial Corp.	41,964	1,977,344
LCNB Corp.	17,540	324,315
Level One Bancorp, Inc.	9,927	243,112
Live Oak Bancshares, Inc.	44,662	815,082
M&T Bank Corp.	209,770	34,557,510
Macatawa Bank Corp.	33,702	360,948
Mackinac Financial Corp.	9,259	145,737
Mainstreet Bancshares, Inc. (a)	12,877	282,393
Malvern Bancorp, Inc. (a)	4,294	98,590
Mercantil Bank Holding Corp. Class A (b)	38,468	847,835
Mercantile Bank Corp.	23,459	826,930
Metropolitan Bank Holding Corp. (a)	12,518	564,437
Mid Penn Bancorp, Inc.	10,648	287,177
Middlefield Banc Corp.	10,954	299,592
Midland States Bancorp, Inc.	31,097	873,204
MidWestOne Financial Group, Inc.	20,934	711,756
MutualFirst Financial, Inc.	14,231	564,259
MVB Financial Corp.	16,558	352,685
National Bank Holdings Corp.	45,385	1,626,598
National Bankshares, Inc.	10,351	443,851
NBT Bancorp, Inc.	71,153	2,846,120
Nicolet Bankshares, Inc. (a)	12,277	889,591
Northeast Bank	9,096	196,474
Northrim Bancorp, Inc.	11,189	419,252
Norwood Financial Corp.	5,360	187,600
OFG Bancorp	85,323	1,830,178
Ohio Valley Banc Corp.	2,970	111,880
Old National Bancorp, Indiana	264,294	4,778,436
Old Point Financial Corp.	1,327	37,820
Old Second Bancorp, Inc.	33,292	411,156
Opus Bank	37,044	952,401
Origin Bancorp, Inc.	32,572	1,161,843
Orrstown Financial Services, Inc.	17,921	392,828
Pacific City Financial Corp.	21,803	373,267
Pacific Mercantile Bancorp (a)	23,933	171,360
Pacific Premier Bancorp, Inc.	94,608	3,031,240
PacWest Bancorp	180,523	6,722,677
Park National Corp.	22,600	2,267,458
Parke Bancorp, Inc.	11,067	264,833
Peapack-Gladstone Financial Corp.	24,512	732,909
Penns Woods Bancorp, Inc.	11,259	356,573
People's Utah Bancorp	24,792	727,645
Peoples Bancorp of North Carolina	2,990	94,185
Peoples Bancorp, Inc.	27,094	886,245
Peoples Financial Services Corp.	8,541	419,534
Peoples United Financial, Inc.	739,860	12,207,690
Pinnacle Financial Partners, Inc.	126,630	7,777,615
PNC Financial Services Group, Inc.	693,716	106,284,228
Popular, Inc.	150,255	8,310,604
Preferred Bank, Los Angeles	21,586	1,190,468
Premier Financial Bancorp, Inc.	22,021	399,681
Prosperity Bancshares, Inc.	145,048	10,189,622
QCR Holdings, Inc.	21,933	916,799
RBB Bancorp	15,932	318,959
Regions Financial Corp.	1,526,242	25,396,667
Reliant Bancorp, Inc.	16,054	358,646
Renasant Corp.	92,285	3,266,889
Republic Bancorp, Inc., Kentucky Class A	15,356	709,447
Republic First Bancorp, Inc. (a)	81,890	324,284
Richmond Mutual Bancorp., Inc. (a)	20,485	297,237
S&T Bancorp, Inc.	55,411	2,090,103
Sandy Spring Bancorp, Inc.	57,808	2,044,091
SB One Bancorp	5,564	131,533
Seacoast Banking Corp., Florida (a)	80,780	2,403,205
Select Bancorp, Inc. New (a)	33,142	395,384
ServisFirst Bancshares, Inc. (b)	73,308	2,665,479
Shore Bancshares, Inc.	14,735	246,664
Sierra Bancorp	20,538	550,418
Signature Bank	83,915	10,351,754
Simmons First National Corp. Class A	152,917	3,962,079
SmartFinancial, Inc.	23,618	538,490
South State Corp.	51,249	4,268,017
Southern First Bancshares, Inc. (a)	13,815	591,696
Southern National Bancorp of Virginia, Inc.	27,408	436,609
Southside Bancshares, Inc.	52,500	1,843,275
Spirit of Texas Bancshares, Inc. (a)	21,188	483,934
Sterling Bancorp	319,798	6,530,275
Stock Yards Bancorp, Inc.	33,969	1,405,977
Summit Financial Group, Inc.	14,847	400,127
SunTrust Banks, Inc.	690,068	48,884,417
SVB Financial Group (a)	79,481	18,418,132
Synovus Financial Corp.	238,803	9,096,006
Tcf Financial Corp.	238,679	10,141,471
Texas Capital Bancshares, Inc. (a)	77,859	4,500,250
The Bank of Princeton	5,641	161,671
The First Bancorp, Inc.	12,524	356,684
Tompkins Financial Corp.	19,875	1,724,156
TowneBank	104,104	2,930,528
Trico Bancshares	43,601	1,685,179
TriState Capital Holdings, Inc. (a)	38,139	924,108
Triumph Bancorp, Inc. (a)	38,167	1,368,669
Trustmark Corp.	102,169	3,510,527
Two River Bancorp	12,925	274,010
U.S. Bancorp	2,230,604	133,903,158
UMB Financial Corp.	67,514	4,541,667
Umpqua Holdings Corp.	337,848	5,530,572
Union Bankshares Corp.	130,186	4,921,031
Union Bankshares, Inc.	1,287	43,732
United Bankshares, Inc., West Virginia	157,747	5,973,879
United Community Bank, Inc.	123,873	3,840,063
United Security Bancshares, California	17,486	182,554
Unity Bancorp, Inc.	4,170	92,366
Univest Corp. of Pennsylvania	49,412	1,290,147
Valley National Bancorp	523,208	6,058,749
Veritex Holdings, Inc.	76,727	1,995,669
Washington Trust Bancorp, Inc.	25,038	1,306,733
Webster Financial Corp.	142,184	6,922,939
Wells Fargo & Co.	6,243,249	340,007,341
WesBanco, Inc.	103,229	3,765,794
West Bancorp., Inc.	30,067	730,027
Westamerica Bancorp. (b)	42,647	2,772,055
Western Alliance Bancorp.	145,603	7,594,652
Wintrust Financial Corp.	86,573	5,879,172
Zions Bancorp NA	274,523	13,665,755
		2,818,124,686
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	80,612	6,881,846
Ameriprise Financial, Inc.	204,907	33,578,110
Ares Management Corp.	114,303	3,782,286
Artisan Partners Asset Management, Inc.	81,342	2,413,417
Ashford, Inc. (a)	2,235	52,657
Assetmark Financial Holdings, Inc. (a)	19,920	498,598
Associated Capital Group, Inc.	4,289	154,833
B. Riley Financial, Inc.	23,337	681,674
Bank of New York Mellon Corp.	1,336,974	65,471,617
BGC Partners, Inc. Class A	416,764	2,417,231
BlackRock, Inc. Class A	182,903	90,520,524
Blucora, Inc. (a)	80,325	1,890,851
BrightSphere Investment Group, Inc.	106,489	1,025,489
Cboe Global Markets, Inc.	173,854	20,671,241
Charles Schwab Corp.	1,814,119	89,798,891
CME Group, Inc.	558,171	113,158,007
Cohen & Co., Inc. (b)	486	1,458
Cohen & Steers, Inc.	36,183	2,428,965
Cowen Group, Inc. Class A (a)	43,911	672,717
Diamond Hill Investment Group, Inc.	5,519	753,619
Donnelley Financial Solutions, Inc. (a)	55,117	553,375
E*TRADE Financial Corp.	375,686	16,642,890
Eaton Vance Corp. (non-vtg.)	173,937	8,204,608
Evercore, Inc. Class A	61,585	4,765,447
FactSet Research Systems, Inc.	59,115	15,349,210
Federated Investors, Inc. Class B (non-vtg.)	150,114	5,031,821
Focus Financial Partners, Inc. Class A (a)	47,365	1,331,430
Franklin Resources, Inc. (b)	440,014	12,095,985
Gain Capital Holdings, Inc.	44,604	185,107
GAMCO Investors, Inc. Class A	5,653	101,641
Goldman Sachs Group, Inc.	502,810	111,296,994
Great Elm Capital Group, Inc. (a)	40,893	127,995
Greenhill & Co., Inc.	26,271	446,870
Hamilton Lane, Inc. Class A	40,504	2,349,232
Houlihan Lokey	63,357	3,020,228
Interactive Brokers Group, Inc.	123,106	5,960,793
Intercontinental Exchange, Inc.	873,432	82,251,091
INTL FCStone, Inc. (a)	25,151	1,006,040
Invesco Ltd.	590,558	10,370,198
Janus Henderson Group PLC	245,254	6,229,452
KKR & Co. LP	857,459	25,286,466
Ladenburg Thalmann Financial Services, Inc.	179,979	628,127
Lazard Ltd. Class A	200,666	7,753,734
Legg Mason, Inc.	126,754	4,953,546
LPL Financial	126,263	11,660,388
Manning & Napier, Inc. Class A (b)	15,374	25,982
MarketAxess Holdings, Inc.	59,015	23,831,437
Moelis & Co. Class A	75,510	2,488,810
Moody's Corp.	252,566	57,249,135
Morgan Stanley	1,951,379	96,554,233
Morningstar, Inc.	31,975	5,023,273
MSCI, Inc.	132,569	34,360,559
Northern Trust Corp.	336,291	36,063,847
Och-Ziff Capital Management Group LLC Class A	27,311	529,287
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,623	388,392
Piper Jaffray Companies	21,054	1,702,848
PJT Partners, Inc.	30,621	1,305,067
Pzena Investment Management, Inc.	24,334	216,329
Raymond James Financial, Inc.	195,247	17,537,086
S&P Global, Inc.	382,593	101,253,237
Safeguard Scientifics, Inc.	30,517	351,556
SEI Investments Co.	196,864	12,703,634
Silvercrest Asset Management Group Class A	4,236	54,856
State Street Corp.	579,432	43,515,343
Stifel Financial Corp.	109,314	6,834,311
T. Rowe Price Group, Inc.	366,574	45,293,883
TD Ameritrade Holding Corp.	422,332	21,889,468
The Blackstone Group LP	1,027,307	55,700,586
The NASDAQ OMX Group, Inc.	180,850	18,953,080
Tradeweb Markets, Inc. Class A	98,378	4,400,448
U.S. Global Investments, Inc. Class A	5,385	7,754
Victory Capital Holdings, Inc.	20,662	425,637
Virtu Financial, Inc. Class A	116,655	1,936,473
Virtus Investment Partners, Inc.	9,649	1,136,652
Waddell & Reed Financial, Inc. Class A (b)	113,723	1,836,626
Westwood Holdings Group, Inc.	11,777	363,438
WisdomTree Investments, Inc. (b)	197,212	958,450
		1,369,348,416
Consumer Finance - 0.7%
Ally Financial, Inc.	608,673	19,380,148
American Express Co.	1,059,977	127,324,437
Asta Funding, Inc. (a)	3,151	32,487
Atlanticus Holdings Corp. (a)	8,957	70,671
Capital One Financial Corp.	733,226	73,329,932
Consumer Portfolio Services, Inc. (a)	8,413	28,184
Credit Acceptance Corp. (a)	21,528	9,266,943
CURO Group Holdings Corp. (a)(b)	22,480	305,953
Discover Financial Services	496,789	42,162,482
Elevate Credit, Inc. (a)	23,656	98,172
Encore Capital Group, Inc. (a)(b)	43,356	1,581,193
Enova International, Inc. (a)	52,808	1,216,168
EZCORP, Inc. (non-vtg.) Class A (a)	87,514	448,072
First Cash Financial Services, Inc.	66,187	5,350,557
Green Dot Corp. Class A (a)	73,212	1,739,517
LendingClub Corp. (a)	137,476	1,898,544
Medallion Financial Corp. (a)	35,405	225,530
Navient Corp.	312,072	4,478,233
Nelnet, Inc. Class A	34,890	2,198,070
Nicholas Financial, Inc. (a)	4,023	35,241
OneMain Holdings, Inc.	118,311	5,098,021
PRA Group, Inc. (a)	73,137	2,679,740
Regional Management Corp. (a)	14,951	485,908
Santander Consumer U.S.A. Holdings, Inc.	160,502	3,779,822
SLM Corp.	668,680	5,703,840
Synchrony Financial	948,977	35,501,230
World Acceptance Corp. (a)	9,227	876,473
		345,295,568
Diversified Financial Services - 1.5%
AXA Equitable Holdings, Inc.	688,307	17,028,715
Berkshire Hathaway, Inc. Class B (a)	3,050,562	672,038,809
Cannae Holdings, Inc. (a)	106,534	3,993,960
FGL Holdings Class A	207,033	1,890,211
Jefferies Financial Group, Inc.	386,315	8,073,984
Marlin Business Services Corp.	9,946	213,242
On Deck Capital, Inc. (a)	82,892	340,686
Rafael Holdings, Inc. (a)	15,784	267,065
Voya Financial, Inc.	215,911	12,583,293
		716,429,965
Insurance - 2.6%
AFLAC, Inc.	1,152,507	63,203,484
Alleghany Corp. (a)	22,443	17,506,438
Allstate Corp.	509,804	56,766,675
AMBAC Financial Group, Inc. (a)	74,773	1,556,774
American Equity Investment Life Holding Co.	140,016	4,161,276
American Financial Group, Inc.	116,816	12,815,883
American International Group, Inc.	1,349,724	71,076,466
American National Insurance Co.	14,655	1,729,290
Amerisafe, Inc.	30,908	2,089,381
Aon PLC	366,453	74,613,495
Arch Capital Group Ltd. (a)	632,375	26,540,779
Argo Group International Holdings, Ltd.	54,072	3,556,856
Arthur J. Gallagher & Co.	290,414	27,086,914
Assurant, Inc.	94,147	12,509,312
Assured Guaranty Ltd.	154,066	7,649,377
Athene Holding Ltd. (a)	187,688	8,449,714
Atlas Financial Holdings, Inc. (a)	6,598	3,566
Axis Capital Holdings Ltd.	131,259	7,767,908
Brighthouse Financial, Inc. (a)	170,127	7,002,427
Brown & Brown, Inc.	363,416	13,715,320
Chubb Ltd.	708,827	107,373,114
Cincinnati Financial Corp.	237,973	25,475,010
Citizens, Inc. Class A (a)(b)	89,528	610,581
CNA Financial Corp.	54,096	2,419,173
CNO Financial Group, Inc.	249,648	4,523,622
Crawford & Co.:
Class A	27,890	305,674
Class B	22,240	224,846
Donegal Group, Inc. Class A	13,169	192,662
eHealth, Inc. (a)	31,775	2,931,562
Employers Holdings, Inc.	51,187	2,199,505
Enstar Group Ltd. (a)	23,376	4,773,613
Erie Indemnity Co. Class A (b)	28,737	4,865,174
Everest Re Group Ltd.	63,486	17,221,212
FBL Financial Group, Inc. Class A	18,247	1,050,480
Fednat Holding Co.	13,703	204,312
First American Financial Corp.	173,854	11,060,591
FNF Group	424,740	20,230,366
Genworth Financial, Inc. Class A	779,880	3,088,325
Global Indemnity Ltd.	9,668	278,148
Globe Life, Inc.	154,179	15,843,434
Goosehead Insurance (b)	19,457	788,398
Greenlight Capital Re, Ltd. (a)	42,770	446,519
Hallmark Financial Services, Inc. (a)	25,240	481,327
Hanover Insurance Group, Inc.	61,248	8,325,441
Hartford Financial Services Group, Inc.	559,192	34,591,617
HCI Group, Inc.	12,250	567,175
Health Insurance Innovations, Inc. (a)(b)	19,004	341,502
Heritage Insurance Holdings, Inc.	42,440	581,004
Horace Mann Educators Corp.	69,483	3,016,257
Independence Holding Co.	11,293	477,242
Investors Title Co.	1,707	273,547
James River Group Holdings Ltd.	49,222	1,947,222
Kemper Corp.	96,228	7,113,174
Kingstone Companies, Inc.	8,338	63,619
Kinsale Capital Group, Inc.	32,287	3,269,382
Lincoln National Corp.	308,752	18,231,806
Loews Corp.	407,805	20,757,275
Maiden Holdings Ltd. (a)	88,227	66,805
Markel Corp. (a)	21,517	24,433,629
Marsh & McLennan Companies, Inc.	786,714	85,020,182
MBIA, Inc. (a)(b)	130,298	1,215,680
Mercury General Corp.	42,078	2,060,980
MetLife, Inc.	1,231,481	61,463,217
National General Holdings Corp.	103,198	2,197,085
National Western Life Group, Inc.	3,721	938,548
NI Holdings, Inc. (a)	9,696	162,311
Old Republic International Corp.	444,878	10,036,448
Palomar Holdings, Inc. (b)	19,628	1,071,100
Primerica, Inc.	63,990	8,564,422
Principal Financial Group, Inc.	410,342	22,609,844
ProAssurance Corp.	84,701	3,184,758
Progressive Corp.	910,014	66,476,523
ProSight Global, Inc.	13,713	235,452
Protective Insurance Corp. Class B	10,441	176,140
Prudential Financial, Inc.	622,584	58,286,314
Reinsurance Group of America, Inc.	97,572	16,144,263
RenaissanceRe Holdings Ltd.	68,672	12,932,998
RLI Corp.	61,809	5,647,488
Safety Insurance Group, Inc.	23,858	2,329,734
Selective Insurance Group, Inc.	91,003	6,026,219
State Auto Financial Corp.	29,517	967,567
Stewart Information Services Corp.	36,491	1,560,720
The Travelers Companies, Inc.	405,875	55,491,230
Third Point Reinsurance Ltd. (a)	134,065	1,280,321
Tiptree, Inc.	23,381	182,138
Trupanion, Inc. (a)(b)	48,469	1,651,824
United Fire Group, Inc.	35,603	1,564,396
United Insurance Holdings Corp.	35,027	444,493
Universal Insurance Holdings, Inc.	51,189	1,489,600
Unum Group	318,890	9,802,679
W.R. Berkley Corp.	224,733	15,281,844
Watford Holdings Ltd. (a)	8,623	233,252
White Mountains Insurance Group Ltd.	4,761	5,270,046
Willis Group Holdings PLC	200,636	39,412,936
		1,271,858,432
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	52,136	811,758
AGNC Investment Corp.	848,079	14,688,728
Annaly Capital Management, Inc.	2,279,380	21,266,615
Anworth Mortgage Asset Corp.	223,146	785,474
Apollo Commercial Real Estate Finance, Inc.	212,821	3,888,240
Arbor Realty Trust, Inc. (b)	106,334	1,612,023
Ares Commercial Real Estate Corp.	43,548	681,091
Arlington Asset Investment Corp.	70,553	412,735
Armour Residential REIT, Inc.	112,157	1,935,830
Blackstone Mortgage Trust, Inc.	210,628	7,715,304
Capstead Mortgage Corp.	145,853	1,134,736
Cherry Hill Mortgage Investment Corp.	13,758	206,095
Chimera Investment Corp.	301,988	6,151,496
Colony NorthStar Credit Real Estate, Inc.	139,768	1,851,926
Dynex Capital, Inc.	34,158	576,929
Ellington Financial LLC	48,813	884,003
Ellington Residential Mortgage REIT	10,958	122,072
Exantas Capital Corp.	44,506	535,852
Granite Point Mortgage Trust, Inc.	86,838	1,577,846
Great Ajax Corp.	32,563	495,934
Hunt Companies Finance Trust, Inc.	4,306	14,167
Invesco Mortgage Capital, Inc.	224,562	3,646,887
KKR Real Estate Finance Trust, Inc.	41,076	829,324
Ladder Capital Corp. Class A	149,130	2,578,458
MFA Financial, Inc.	687,821	5,268,709
New Residential Investment Corp.	640,152	9,922,356
New York Mortgage Trust, Inc.	403,390	2,513,120
Orchid Island Capital, Inc.	79,824	453,400
PennyMac Mortgage Investment Trust	133,430	3,080,899
Redwood Trust, Inc.	163,732	2,649,184
Starwood Property Trust, Inc.	447,762	10,970,169
TPG RE Finance Trust, Inc.	88,580	1,793,745
Tremont Mortgage Trust	13,468	67,879
Two Harbors Investment Corp.	447,719	6,509,834
Western Asset Mortgage Capital Corp.	74,393	764,760
ZAIS Financial Corp.	53,558	844,610
		119,242,188
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (a)	83,286	2,452,773
Bridgewater Bancshares, Inc. (a)	40,020	511,456
Capitol Federal Financial, Inc.	229,629	3,256,139
Columbia Financial, Inc. (a)	85,902	1,431,127
Dime Community Bancshares, Inc.	53,353	1,075,596
Entegra Financial Corp. (a)	15,083	453,093
ESSA Bancorp, Inc.	14,301	246,406
Essent Group Ltd.	151,117	8,258,544
Farmer Mac Class C (non-vtg.)	16,086	1,335,942
First Defiance Financial Corp.	32,371	975,986
Flagstar Bancorp, Inc.	53,574	1,996,167
FS Bancorp, Inc.	6,824	407,939
Hingham Institution for Savings	2,406	461,375
Home Bancorp, Inc.	10,333	398,647
HomeStreet, Inc. (a)	39,771	1,269,490
Impac Mortgage Holdings, Inc. (a)	16,166	92,955
Kearny Financial Corp.	132,541	1,868,828
LendingTree, Inc. (a)(b)	12,471	4,496,170
Luther Burbank Corp.	21,747	251,395
Merchants Bancorp/IN	21,464	385,923
Meridian Bancorp, Inc. Maryland	90,786	1,827,522
Meta Financial Group, Inc.	55,244	1,965,029
MGIC Investment Corp.	542,871	7,822,771
MMA Capital Management, LLC (a)	7,609	243,260
New York Community Bancorp, Inc.	716,994	8,546,568
NMI Holdings, Inc. (a)	103,082	3,460,463
Northfield Bancorp, Inc.	70,493	1,191,332
Northwest Bancshares, Inc.	162,395	2,702,253
OceanFirst Financial Corp.	76,472	1,833,799
Ocwen Financial Corp. (a)	159,955	249,530
OP Bancorp	28,065	274,476
Oritani Financial Corp.	60,103	1,117,916
PB Bancorp, Inc.	5,514	83,372
PCSB Financial Corp.	32,661	666,284
PDL Community Bancorp (a)	12,371	180,617
Pennymac Financial Services, Inc.	66,148	2,269,538
Pioneer Bancorp, Inc. (a)	18,130	240,766
Provident Bancorp, Inc. (a)	5,332	62,918
Provident Financial Holdings, Inc.	2,162	47,305
Provident Financial Services, Inc.	98,058	2,384,771
Radian Group, Inc.	316,865	8,187,792
Riverview Bancorp, Inc.	36,754	265,731
Sachem Capital Corp.	9,633	41,807
Security National Financial Corp. Class A	9,139	48,254
Southern Missouri Bancorp, Inc.	9,211	344,307
Sterling Bancorp, Inc.	31,816	308,297
Territorial Bancorp, Inc.	9,340	295,985
TFS Financial Corp.	92,840	1,883,724
Timberland Bancorp, Inc.	9,834	291,431
Trustco Bank Corp., New York	156,982	1,378,302
United Community Financial Corp.	85,167	946,205
Walker & Dunlop, Inc.	43,837	2,877,461
Washington Federal, Inc.	124,220	4,572,538
Waterstone Financial, Inc.	41,813	789,011
Westfield Financial, Inc.	30,118	295,458
WMI Holdings Corp. (a)	114,129	1,533,894
WSFS Financial Corp.	81,255	3,623,160
		96,479,798

TOTAL FINANCIALS		6,736,779,053

HEALTH CARE - 13.9%
Biotechnology - 2.6%
AbbVie, Inc.	2,302,920	202,035,172
Abeona Therapeutics, Inc. (a)	57,129	192,525
ACADIA Pharmaceuticals, Inc. (a)(b)	174,824	7,917,779
Acceleron Pharma, Inc. (a)	70,331	3,443,406
Achillion Pharmaceuticals, Inc. (a)	222,626	1,382,507
Acorda Therapeutics, Inc. (a)	62,376	99,802
Actinium Pharmaceuticals, Inc. (a)	117,751	31,793
Adamas Pharmaceuticals, Inc. (a)	27,046	160,924
ADMA Biologics, Inc. (a)(b)	84,044	399,209
Aduro Biotech, Inc. (a)	72,901	86,752
Advaxis, Inc. (a)	2,284	1,174
Adverum Biotechnologies, Inc. (a)(b)	83,568	911,727
Aeglea BioTherapeutics, Inc. (a)	30,911	264,289
Aevi Genomic Medicine, Inc. (a)	29,385	3,611
Agenus, Inc. (a)(b)	162,150	679,409
AgeX Therapeutics, Inc. (a)(b)	24,431	34,692
Agios Pharmaceuticals, Inc. (a)(b)	91,986	3,578,255
Aimmune Therapeutics, Inc. (a)(b)	65,956	1,841,492
Akebia Therapeutics, Inc. (a)	199,588	1,255,409
Akero Therapeutics, Inc. (a)	13,020	256,364
Albireo Pharma, Inc. (a)	14,780	334,324
Aldeyra Therapeutics, Inc. (a)	41,467	330,907
Alector, Inc. (b)	47,954	893,863
Alexion Pharmaceuticals, Inc. (a)	348,952	39,759,591
Alkermes PLC (a)	239,688	5,038,242
Allakos, Inc. (a)(b)	38,101	3,619,595
Allena Pharmaceuticals, Inc. (a)(b)	13,108	28,969
Allogene Therapeutics, Inc. (a)(b)	80,601	2,271,336
Alnylam Pharmaceuticals, Inc. (a)	171,982	20,145,971
Alpine Immune Sciences, Inc. (a)	8,522	25,438
Altimmune, Inc. (a)	9,692	17,639
AMAG Pharmaceuticals, Inc. (a)(b)	58,146	619,255
Amgen, Inc.	933,955	219,217,918
Amicus Therapeutics, Inc. (a)	417,381	4,374,153
AnaptysBio, Inc. (a)	40,696	548,989
Anavex Life Sciences Corp. (a)(b)	62,171	149,210
Anika Therapeutics, Inc. (a)	21,663	1,252,121
Anixa Biosciences, Inc. (a)	17,792	68,143
Apellis Pharmaceuticals, Inc. (a)	60,947	1,638,255
Applied Genetic Technologies Corp. (a)	9,941	27,238
Aptevo Therapeutics, Inc. (a)(b)	18,110	11,772
Aptinyx, Inc. (a)(b)	12,803	51,980
AquaBounty Technologies, Inc. (a)(b)	967	2,176
AquaMed Technologies, Inc. (c)	439	0
Aravive, Inc. (a)	4,432	42,636
Arcturus Therapeutics Holdings, Inc. (a)	16,551	184,875
Arcus Biosciences, Inc. (a)	53,356	441,254
Ardelyx, Inc. (a)	77,801	578,061
Arena Pharmaceuticals, Inc. (a)	76,683	3,633,241
ArQule, Inc. (a)(b)	180,505	1,731,043
Arrowhead Pharmaceuticals, Inc. (a)(b)	147,187	10,746,123
Assembly Biosciences, Inc. (a)	38,747	628,476
Atara Biotherapeutics, Inc. (a)	79,627	1,131,500
Athenex, Inc. (a)(b)	77,296	1,204,272
Athersys, Inc. (a)(b)	184,303	243,280
Atreca, Inc.	7,218	71,747
aTyr Pharma, Inc.	330	1,617
Audentes Therapeutics, Inc. (a)	72,374	2,101,017
AVEO Pharmaceuticals, Inc. (a)(b)	170,035	129,227
Avid Bioservices, Inc. (a)	69,506	382,978
AVROBIO, Inc. (a)	33,104	530,988
Baudax Bio, Inc. (a)	10,668	57,287
Bellicum Pharmaceuticals, Inc. (a)(b)	53,522	46,414
Bio Path Holdings, Inc. (a)(b)	3,392	24,592
Biocept, Inc. (a)(b)	1,551	822
BioCryst Pharmaceuticals, Inc. (a)	178,615	509,053
Biogen, Inc. (a)	286,820	85,991,504
Biohaven Pharmaceutical Holding Co. Ltd. (a)	63,810	3,657,589
BioMarin Pharmaceutical, Inc. (a)	277,482	22,395,572
Biospecifics Technologies Corp. (a)	9,250	508,750
BioTime, Inc. (b)	256,547	230,892
BioXcel Therapeutics, Inc. (a)(b)	2,989	18,592
bluebird bio, Inc. (a)(b)	85,791	6,943,924
Blueprint Medicines Corp. (a)	75,382	6,184,339
BrainStorm Cell Therpeutic, Inc. (a)(b)	10,858	43,106
Brickell Biotech, Inc. (a)(b)	662	1,403
Bridgebio Pharma, Inc.	33,806	980,374
Calithera Biosciences, Inc. (a)	84,055	413,551
Calyxt, Inc. (a)	14,780	54,390
Cancer Genetics, Inc. (a)(b)	228	2,009
Capricor Therapeutics, Inc. (a)(b)	2,223	3,446
CareDx, Inc. (a)	56,394	1,157,205
CASI Pharmaceuticals, Inc. (a)(b)	76,913	254,582
Castle Biosciences, Inc. (b)	6,971	187,729
Catabasis Pharmaceuticals, Inc. (a)	17,858	101,076
Catalyst Biosciences, Inc. (a)	16,360	89,162
Catalyst Pharmaceutical Partners, Inc. (a)	145,825	676,628
Cel-Sci Corp. (a)(b)	47,260	360,121
Celcuity, Inc. (a)	812	8,688
Celldex Therapeutics, Inc. (a)(b)	20,245	48,588
Cellular Biomedicine Group, Inc. (a)	16,128	291,272
Celsion Corp. (a)	7,523	9,930
Checkpoint Therapeutics, Inc. (a)	46,405	61,255
ChemoCentryx, Inc. (a)	57,952	1,757,684
Chimerix, Inc. (a)	68,012	149,626
Cidara Therapeutics, Inc. (a)(b)	8,383	19,700
Cleveland Biolabs, Inc. (a)	1,253	1,203
Clovis Oncology, Inc. (a)(b)	79,606	1,188,518
CohBar, Inc. (a)(b)	61,277	107,235
Coherus BioSciences, Inc. (a)	89,471	1,609,583
Conatus Pharmaceuticals, Inc. (a)	25,771	9,525
Concert Pharmaceuticals, Inc. (a)	23,551	177,575
Constellation Pharmaceuticals, Inc. (a)	18,712	871,231
ContraFect Corp. (a)	85,167	29,425
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	75,387	354,319
Cortexyme, Inc. (b)	8,894	233,468
Corvus Pharmaceuticals, Inc. (a)(b)	14,116	43,054
Crinetics Pharmaceuticals, Inc. (a)(b)	11,668	228,226
CTI BioPharma Corp. (a)	66,932	63,291
Cue Biopharma, Inc. (a)	21,165	250,594
Curis, Inc. (a)	56,844	102,319
Cyclacel Pharmaceuticals, Inc. (a)	677	362
Cyclerion Therapeutics, Inc. (a)	24,354	45,055
Cytokinetics, Inc. (a)	93,387	903,052
CytomX Therapeutics, Inc. (a)	73,662	461,124
CytRx Corp. (a)	28,662	8,312
Deciphera Pharmaceuticals, Inc. (a)	28,425	1,344,218
Denali Therapeutics, Inc. (a)(b)	103,426	1,839,949
Dicerna Pharmaceuticals, Inc. (a)	79,600	1,915,176
Dyadic International, Inc. (a)(b)	37,918	234,333
Dynavax Technologies Corp. (a)(b)	120,866	682,893
Eagle Pharmaceuticals, Inc. (a)	16,259	950,826
Edge Therapeutics, Inc. (a)	1,777	4,158
Editas Medicine, Inc. (a)(b)	79,330	2,402,112
Eidos Therapeutics, Inc. (a)(b)	8,851	498,577
Eiger Biopharmaceuticals, Inc. (a)	31,415	413,107
Emergent BioSolutions, Inc. (a)	68,359	3,750,175
Enanta Pharmaceuticals, Inc. (a)(b)	24,641	1,568,646
Enochian Biosciences, Inc. (a)(b)	3,747	21,770
Epizyme, Inc. (a)(b)	114,035	1,883,858
Esperion Therapeutics, Inc. (a)(b)	39,779	2,043,049
Evelo Biosciences, Inc. (a)(b)	4,319	19,479
Exact Sciences Corp. (a)	213,141	17,266,552
Exelixis, Inc. (a)	468,323	7,788,211
Exicure, Inc. (a)	134,393	454,248
Fate Therapeutics, Inc. (a)	93,092	1,454,097
Fibrocell Science, Inc. (a)	1,828	5,484
FibroGen, Inc. (a)	125,294	5,308,707
Five Prime Therapeutics, Inc. (a)	54,292	212,825
Flexion Therapeutics, Inc. (a)(b)	49,493	877,511
Fortress Biotech, Inc. (a)	56,311	116,001
Forty Seven, Inc. (a)	39,003	492,998
G1 Therapeutics, Inc. (a)(b)	40,588	876,701
Galectin Therapeutics, Inc. (a)(b)	62,698	202,515
Gemphire Therapeutics, Inc. (a)	9,504	3,360
Genocea Biosciences, Inc. (a)(b)	33,261	83,153
GenVec, Inc. rights (a)(c)	814	0
Geron Corp. (a)(b)	291,885	417,396
Gilead Sciences, Inc.	1,968,361	132,352,594
Global Blood Therapeutics, Inc. (a)(b)	92,706	6,164,949
GlycoMimetics, Inc. (a)	51,855	304,907
Gossamer Bio, Inc.	60,706	1,548,003
Gritstone Oncology, Inc. (a)(b)	27,989	243,784
Halozyme Therapeutics, Inc. (a)	198,771	3,854,170
Heat Biologics, Inc. (a)	19,197	8,831
Hemispherx Biopharma, Inc. (a)	175	70
Heron Therapeutics, Inc. (a)(b)	130,891	3,345,574
Homology Medicines, Inc. (a)(b)	37,410	598,560
iBio, Inc. (a)	2,846	315
Idera Pharmaceuticals, Inc. (a)(b)	27,689	48,456
Immunic, Inc. (a)	971	6,807
ImmunoGen, Inc. (a)	229,602	828,863
Immunomedics, Inc. (a)(b)	261,570	4,912,285
Incyte Corp. (a)	275,688	25,958,782
Infinity Pharmaceuticals, Inc. (a)	58,399	74,167
Inovio Pharmaceuticals, Inc. (a)(b)	141,976	357,780
Insmed, Inc. (a)	135,140	3,114,977
Intellia Therapeutics, Inc. (a)(b)	62,446	1,082,189
Intercept Pharmaceuticals, Inc. (a)(b)	40,911	4,433,525
Intrexon Corp. (a)(b)	109,166	608,055
Invitae Corp. (a)(b)	133,151	2,649,705
Ionis Pharmaceuticals, Inc. (a)	197,570	12,636,577
Iovance Biotherapeutics, Inc. (a)	177,528	4,052,964
Ironwood Pharmaceuticals, Inc. Class A (a)	243,544	2,927,399
IsoRay, Inc. (a)	40,230	24,138
Iveric Bio, Inc. (a)	35,519	120,054
Jounce Therapeutics, Inc. (a)	25,391	137,365
Kadmon Holdings, Inc. (a)	212,838	940,744
Kalvista Pharmaceuticals, Inc. (a)	15,671	226,916
Karuna Therapeutics, Inc. (a)	12,214	877,942
Karyopharm Therapeutics, Inc. (a)	90,353	1,582,985
Kezar Life Sciences, Inc. (a)	7,539	19,677
Kindred Biosciences, Inc. (a)	47,514	373,935
Kiniksa Pharmaceuticals Ltd. (a)(b)	16,055	170,986
Kodiak Sciences, Inc. (a)(b)	30,098	890,901
Krystal Biotech, Inc. (a)(b)	16,753	946,712
Kura Oncology, Inc. (a)	57,824	921,715
La Jolla Pharmaceutical Co. (a)(b)	30,025	82,269
Leap Therapeutics, Inc. (a)(b)	42,530	30,622
Lexicon Pharmaceuticals, Inc. (a)(b)	90,027	317,795
Ligand Pharmaceuticals, Inc. Class B (a)(b)	30,102	3,401,526
LogicBio Therapeutics, Inc. (a)(b)	12,282	98,747
Macrogenics, Inc. (a)	89,454	847,129
Madrigal Pharmaceuticals, Inc. (a)(b)	12,618	1,396,686
Magenta Therapeutics, Inc. (a)(b)	27,280	361,187
MannKind Corp. (a)(b)	293,583	361,107
Marker Therapeutics, Inc. (a)(b)	44,737	149,422
Matinas BioPharma Holdings, Inc. (a)(b)	154,182	189,644
MediciNova, Inc. (a)(b)	60,896	433,580
MEI Pharma, Inc. (a)	43,856	85,958
Merrimack Pharmaceuticals, Inc. (b)	15,717	57,367
Mersana Therapeutics, Inc. (a)	55,196	212,505
Minerva Neurosciences, Inc. (a)	45,867	286,669
Miragen Therapeutics, Inc. (a)	27,850	22,280
Mirati Therapeutics, Inc. (a)	52,539	5,294,355
Moderna, Inc. (b)	318,012	6,474,724
Molecular Templates, Inc. (a)	22,034	287,103
Moleculin Biotech, Inc. (a)	26,434	26,963
Momenta Pharmaceuticals, Inc. (a)	156,905	2,636,004
Morphic Holding, Inc. (b)	11,469	182,128
Mustang Bio, Inc. (a)	51,963	164,723
Myriad Genetics, Inc. (a)	116,550	2,999,997
NanoViricides, Inc. (a)(b)	1,151	3,171
NantKwest, Inc. (a)(b)	53,596	92,185
Natera, Inc. (a)	98,878	3,608,058
Navidea Biopharmaceuticals, Inc. (a)	7,141	6,328
Neoleukin Therapeutics, Inc. (a)	29,287	163,421
Neon Therapeutics, Inc. (a)	6,980	7,957
Neubase Therapeutics, Inc. (a)	1,139	7,688
Neurocrine Biosciences, Inc. (a)	145,731	16,993,692
Neurotrope, Inc. (a)(b)	5,457	4,693
NewLink Genetics Corp. (a)(b)	29,263	44,480
NextCure, Inc.	9,893	472,984
Novavax, Inc. (a)(b)	46,847	227,208
Ocugen, Inc. (a)	961	365
OncoCyte Corp. (a)	42,540	74,870
OncoGenex Pharmaceuticals, Inc. (a)	67	60
OncoMed Pharmaceuticals, Inc. rights (a)(c)	27,577	0
OncoSec Medical, Inc. (a)(b)	9,506	20,248
Oncternal Therapeutics, Inc. (a)(b)	2,063	11,553
Oncternal Therapeutics, Inc. rights (a)(c)	2,146	0
Opko Health, Inc. (a)(b)	641,657	1,020,235
Oragenics, Inc. (a)(b)	704	436
Organogenesis Holdings, Inc. Class A (a)	26,298	134,909
Organovo Holdings, Inc. (a)	237,910	119,930
Outlook Therapeutics, Inc. (a)(b)	7,165	7,452
OvaScience, Inc. (a)	2,826	21,506
Ovid Therapeutics, Inc. (a)(b)	46,991	200,182
Palatin Technologies, Inc. (a)(b)	273,268	225,446
PDL BioPharma, Inc. (a)	218,274	676,649
Pfenex, Inc. (a)	49,615	515,004
PhaseBio Pharmaceuticals, Inc. (a)	26,632	86,820
Pieris Pharmaceuticals, Inc. (a)	79,436	323,305
Plus Therapeutics, Inc. (a)	15	31
Polarityte, Inc. (a)(b)	26,836	86,949
Portola Pharmaceuticals, Inc. (a)(b)	113,633	3,244,222
Precision BioSciences, Inc. (a)(b)	23,892	424,561
Prevail Therapeutics, Inc. (b)	5,463	78,613
Principia Biopharma, Inc. (a)	27,876	998,797
Progenics Pharmaceuticals, Inc. (a)	149,784	781,872
Protagonist Therapeutics, Inc. (a)	34,266	298,114
Proteon Therapeutics, Inc. (a)	3,889	1,167
Proteostasis Therapeutics, Inc. (a)(b)	58,487	142,708
Prothena Corp. PLC (a)	66,285	849,774
PTC Therapeutics, Inc. (a)	93,035	4,368,924
Puma Biotechnology, Inc. (a)(b)	45,889	435,487
Ra Pharmaceuticals, Inc. (a)	52,998	2,476,597
Radius Health, Inc. (a)	68,394	1,532,026
Recro Pharma, Inc. (a)	26,670	441,122
Regeneron Pharmaceuticals, Inc. (a)	124,545	45,957,105
REGENXBIO, Inc. (a)	47,131	1,972,904
Regulus Therapeutics, Inc. (a)	5,043	4,186
Repligen Corp. (a)	72,183	6,406,241
Replimune Group, Inc. (a)	13,783	191,584
Retrophin, Inc. (a)(b)	64,592	895,891
Rexahn Pharmaceuticals, Inc. (a)	2,486	4,425
Rhythm Pharmaceuticals, Inc. (a)(b)	45,703	1,026,032
Rigel Pharmaceuticals, Inc. (a)	264,536	592,561
Rocket Pharmaceuticals, Inc. (a)(b)	60,078	1,056,772
Rubius Therapeutics, Inc. (a)(b)	57,068	439,424
Sage Therapeutics, Inc. (a)	81,184	12,564,848
Salarius Pharmaceuticals, Inc. (a)(b)	287	1,148
Salarius Pharmaceuticals, Inc. rights 12/31/19 (a)(c)	7,499	922
Sangamo Therapeutics, Inc. (a)	179,540	1,939,032
Sarepta Therapeutics, Inc. (a)(b)	112,636	12,670,424
Savara, Inc. (a)	39,095	49,260
Scholar Rock Holding Corp. (a)(b)	28,218	240,135
Seattle Genetics, Inc. (a)	174,943	21,054,390
Selecta Biosciences, Inc. (a)(b)	48,675	79,827
Seneca Biopharma, Inc. (a)(b)	289	250
Seres Therapeutics, Inc. (a)	90,027	355,607
Sesen Bio, Inc. (a)	103,975	122,691
Solid Biosciences, Inc. (a)(b)	20,178	79,300
Sophiris Bio, Inc. (a)	40,486	15,972
Sorrento Therapeutics, Inc. (a)(b)	154,199	450,261
Spark Therapeutics, Inc. (a)	54,554	6,063,132
Spectrum Pharmaceuticals, Inc. (a)	167,060	1,500,199
Spero Therapeutics, Inc. (a)	12,612	150,840
Spring Bank Pharmaceuticals, Inc. (a)	6,449	27,989
Stemline Therapeutics, Inc. (a)(b)	79,784	852,891
Stoke Therapeutics, Inc.	15,403	377,374
Sunesis Pharmaceuticals, Inc. (a)	90,938	39,103
Surface Oncology, Inc. (a)	7,134	14,981
Sutro Biopharma, Inc. (a)	1,902	21,074
Syndax Pharmaceuticals, Inc. (a)	32,453	236,582
Synlogic, Inc. (a)	30,139	64,497
Synthetic Biologics, Inc. (a)	1,708	686
Synthorx, Inc.	16,320	292,128
Syros Pharmaceuticals, Inc. (a)	56,014	285,671
T2 Biosystems, Inc. (a)	56,110	76,310
TCR2 Therapeutics, Inc.	23,812	403,613
Tenax Therapeutics, Inc. (a)	49	60
TG Therapeutics, Inc. (a)(b)	108,014	884,635
The Medicines Company (a)(b)	114,438	9,635,680
Tocagen, Inc. (a)(b)	32,367	21,200
TONIX Pharmaceuticals Holding (a)	13	15
TRACON Pharmaceuticals, Inc. (a)	289	1,040
Translate Bio, Inc. (a)(b)	68,210	685,511
Trevena, Inc. (a)	127,215	87,206
Trovagene, Inc. (a)	332	475
Turning Point Therapeutics, Inc.	23,842	1,340,397
Twist Bioscience Corp.	35,721	851,231
Tyme, Inc. (a)(b)	58,665	66,291
Ultragenyx Pharmaceutical, Inc. (a)	83,320	3,303,638
United Therapeutics Corp. (a)	67,438	6,221,830
UNITY Biotechnology, Inc. (a)(b)	45,725	352,997
Unum Therapeutics, Inc. (a)	11,491	8,452
Vanda Pharmaceuticals, Inc. (a)	81,321	1,360,500
Vaxart, Inc. (a)	2,955	960
VBI Vaccines, Inc. (a)	271,944	244,287
Veracyte, Inc. (a)	69,656	2,000,520
Verastem, Inc. (a)(b)	99,207	135,914
Vericel Corp. (a)	66,657	1,243,820
Vertex Pharmaceuticals, Inc. (a)	401,500	89,032,625
Viking Therapeutics, Inc. (a)(b)	120,202	879,879
VistaGen Therapeutics, Inc. (a)(b)	15,774	7,572
Voyager Therapeutics, Inc. (a)	41,094	560,522
vTv Therapeutics, Inc. Class A (a)(b)	39,197	58,012
X4 Pharmaceuticals, Inc. (a)	16,666	177,160
Xbiotech, Inc. (a)(b)	32,283	370,932
Xencor, Inc. (a)	79,324	3,125,366
XOMA Corp. (a)	9,074	222,132
XOMA Corp. rights 12/18/19	607	0
Y-mAbs Therapeutics, Inc. (a)	26,295	887,456
Yield10 Bioscience, Inc. (a)	488	61
Zafgen, Inc. (a)(b)	47,213	38,243
ZIOPHARM Oncology, Inc. (a)(b)	268,544	1,399,114
		1,274,610,764
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	2,753,431	235,280,679
Abiomed, Inc. (a)	70,121	13,756,338
Accuray, Inc. (a)	142,466	438,795
Akers Biosciences, Inc. (a)(b)	548	4,280
Align Technology, Inc. (a)	113,021	31,345,244
Alphatec Holdings, Inc. (a)	59,600	420,180
Angiodynamics, Inc. (a)	60,242	925,920
Antares Pharma, Inc. (a)	220,787	1,044,323
Apollo Endosurgery, Inc. (a)	72	212
Atossa Genetics, Inc. (a)(b)	24,498	33,562
Atricure, Inc. (a)	67,294	2,001,997
Atrion Corp.	2,377	1,675,072
Avanos Medical, Inc. (a)	72,736	2,521,030
Avinger, Inc. (a)(b)	3,961	5,981
AxoGen, Inc. (a)	53,815	932,614
Axonics Modulation Technologies, Inc. (a)(b)	16,127	393,338
Baxter International, Inc.	797,238	65,349,599
Becton, Dickinson & Co.	421,253	108,893,901
Bellerophon Therapeutics, Inc. (a)(b)	26,088	11,218
BioLase Technology, Inc. (a)(b)	4,396	2,572
BioLife Solutions, Inc. (a)	16,846	282,171
BioSig Technologies, Inc. (a)(b)	30,625	207,944
Boston Scientific Corp. (a)	2,165,386	93,652,945
Bovie Medical Corp. (a)	40,988	327,084
Cantel Medical Corp.	59,411	4,568,706
Cardiovascular Systems, Inc. (a)	54,358	2,476,550
Cerus Corp. (a)	211,431	917,611
Chembio Diagnostics, Inc. (a)	1,687	7,001
Co.-Diagnostics, Inc. (a)(b)	5,591	4,977
ConforMis, Inc. (a)	98,971	184,086
CONMED Corp.	44,266	5,014,010
Cryolife, Inc. (a)	56,303	1,392,373
CryoPort, Inc. (a)(b)	53,006	834,845
Cutera, Inc. (a)	20,410	781,703
CytoSorbents Corp. (a)(b)	35,335	140,987
Danaher Corp.	994,392	145,161,344
Dare Bioscience, Inc. (a)	12,167	9,855
Dentsply Sirona, Inc.	349,303	19,749,592
DexCom, Inc. (a)	142,591	32,412,360
Edwards Lifesciences Corp. (a)	322,878	79,085,737
Ekso Bionics Holdings, Inc. (a)(b)	79,915	45,943
electroCore, Inc. (a)(b)	9,972	15,058
Endologix, Inc. (a)	28,974	75,332
ENDRA Life Sciences, Inc. (a)(b)	2,359	1,979
Fonar Corp. (a)	12,634	251,038
Genmark Diagnostics, Inc. (a)	85,679	478,089
Glaukos Corp. (a)(b)	61,750	3,960,028
Globus Medical, Inc. (a)	118,400	6,624,480
Haemonetics Corp. (a)	79,156	9,546,214
Helius Medical Technologies, Inc. (U.S.) (a)(b)	18,755	9,713
Heska Corp. (a)	11,472	1,095,576
Hill-Rom Holdings, Inc.	102,812	11,022,475
Hologic, Inc. (a)	416,035	21,350,916
ICU Medical, Inc. (a)	29,647	5,558,220
IDEXX Laboratories, Inc. (a)	133,961	33,701,908
Inogen, Inc. (a)	27,586	2,030,605
Insulet Corp. (a)	92,854	17,242,988
Integer Holdings Corp. (a)	50,755	3,849,767
Integra LifeSciences Holdings Corp. (a)	110,519	6,740,554
IntriCon Corp. (a)(b)	10,604	199,567
Intuitive Surgical, Inc. (a)	178,970	106,111,313
Invacare Corp.	53,582	467,771
InVivo Therapeutics Holdings Corp. (a)(b)	1,305	186
IRadimed Corp. (a)	7,211	158,498
iRhythm Technologies, Inc. (a)	40,930	2,950,644
Iridex Corp. (a)	3,436	7,456
Kewaunee Scientific Corp.	970	16,480
Lantheus Holdings, Inc. (a)	61,622	1,287,900
LeMaitre Vascular, Inc.	27,378	973,835
LivaNova PLC (a)	74,529	6,242,549
Masimo Corp. (a)	75,988	11,783,459
Medtronic PLC	2,090,014	232,806,659
Meridian Bioscience, Inc.	68,037	622,539
Merit Medical Systems, Inc. (a)	85,733	2,400,524
Mesa Laboratories, Inc.	6,683	1,564,624
Microbot Medical, Inc. (a)(b)	5,059	25,143
Misonix, Inc. (a)	12,170	250,337
Motus GI Holdings, Inc. (a)(b)	46,375	87,649
Myomo, Inc. (a)	7,798	4,055
Natus Medical, Inc. (a)	54,010	1,727,780
Neogen Corp. (a)	84,933	5,653,990
Neuronetics, Inc. (a)	9,442	40,789
Nevro Corp. (a)	48,790	5,453,746
NuVasive, Inc. (a)	80,823	5,838,654
Obalon Therapeutics, Inc. (a)(b)	532	968
OraSure Technologies, Inc. (a)	107,374	869,729
Orthofix International NV (a)	28,343	1,286,772
OrthoPediatrics Corp. (a)(b)	11,743	461,970
Penumbra, Inc. (a)(b)	49,383	8,736,840
Predictive Oncology, Inc. (a)(b)	1,360	4,202
Pulse Biosciences, Inc. (a)(b)	15,770	228,980
Quidel Corp. (a)	58,611	4,021,887
ResMed, Inc.	225,657	33,758,287
Retractable Technologies, Inc. (a)	3,701	5,181
Rockwell Medical Technologies, Inc. (a)	82,108	187,206
RTI Biologics, Inc. (a)	96,883	179,234
Seaspine Holdings Corp. (a)	18,366	242,982
Second Sight Medical Products, Inc. (a)(b)	33,063	29,753
Senseonics Holdings, Inc. (a)(b)	165,924	172,561
Shockwave Medical, Inc. (a)(b)	10,323	404,249
SI-BONE, Inc. (a)	26,041	463,269
Sientra, Inc. (a)	58,516	500,897
Silk Road Medical, Inc.	11,592	417,544
Sintx Technologies, Inc. (a)	136	209
Soliton, Inc. (b)	12,391	140,762
Staar Surgical Co. (a)(b)	47,916	1,766,184
STERIS PLC	130,745	19,760,799
STRATA Skin Sciences, Inc. (a)	566	1,404
Stryker Corp.	498,346	102,091,162
SurModics, Inc. (a)	20,822	854,535
Tactile Systems Technology, Inc. (a)(b)	32,202	2,067,690
Tandem Diabetes Care, Inc. (a)	86,075	5,941,757
Teleflex, Inc.	72,331	25,557,436
The Cooper Companies, Inc.	77,777	24,351,201
Thermogenesis Holdings, Inc. (a)	57	193
TransEnterix, Inc. (a)(b)	293,138	58,921
TransMedics Group, Inc. (b)	12,096	226,800
Utah Medical Products, Inc.	6,131	654,913
Valeritas Holdings, Inc. (a)(b)	4,890	7,971
Vapotherm, Inc.	18,438	203,924
Varex Imaging Corp. (a)	60,791	1,820,083
Varian Medical Systems, Inc. (a)	142,011	18,991,131
Vermillion, Inc. (a)	8,779	6,892
ViewRay, Inc. (a)(b)	97,848	324,855
Viveve Medical, Inc. (a)	320	270
VolitionRx Ltd. (a)(b)	47,170	253,775
West Pharmaceutical Services, Inc.	114,819	16,881,838
Wright Medical Group NV (a)	196,947	5,863,112
Zimmer Biomet Holdings, Inc.	320,125	46,507,760
Zosano Pharma Corp. (a)(b)	15,746	29,445
Zynex, Inc. (b)	27,750	291,375
		1,689,154,674
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)(b)	140,398	4,515,200
Addus HomeCare Corp. (a)	20,640	1,923,854
Amedisys, Inc. (a)	49,507	8,067,661
American Renal Associates Holdings, Inc. (a)	26,470	250,406
AmerisourceBergen Corp.	237,206	20,852,779
AMN Healthcare Services, Inc. (a)	72,068	4,285,884
Anthem, Inc.	398,491	115,028,412
Apollo Medical Holdings, Inc. (a)(b)	38,534	704,016
BioScrip, Inc. (a)	227,945	708,909
BioTelemetry, Inc. (a)	51,234	2,372,647
Brookdale Senior Living, Inc. (a)	289,527	2,067,223
Caladrius Biosciences, Inc. (a)	6,721	18,079
Capital Senior Living Corp. (a)	37,902	144,786
Cardinal Health, Inc.	464,292	25,549,989
Catasys, Inc. (a)(b)	11,929	183,707
Centene Corp. (a)	645,123	39,010,588
Chemed Corp.	24,653	10,601,283
Cigna Corp.	588,578	117,668,514
Community Health Systems, Inc. (a)(b)	183,182	586,182
Corvel Corp. (a)	13,823	1,140,536
Covetrus, Inc. (a)(b)	157,424	2,252,737
Cross Country Healthcare, Inc. (a)	52,702	636,113
CVS Health Corp.	2,027,810	152,633,259
DaVita HealthCare Partners, Inc. (a)	148,525	10,659,639
Diplomat Pharmacy, Inc. (a)	88,799	457,315
Encompass Health Corp.	152,165	10,759,587
Enzo Biochem, Inc. (a)	55,775	147,804
Five Star Sr Living, Inc. (a)	4,944	23,484
Fulgent Genetics, Inc. (a)	10,040	114,456
Genesis HealthCare, Inc. Class A (a)(b)	51,369	86,300
Guardant Health, Inc. (a)	61,694	4,791,773
Hanger, Inc. (a)	60,810	1,593,222
HCA Holdings, Inc.	413,028	57,270,462
HealthEquity, Inc. (a)	108,771	6,840,608
Henry Schein, Inc. (a)	230,418	15,875,800
Humana, Inc.	210,116	71,697,883
Interpace Diagnostics Group, Inc. (a)(b)	55,228	26,504
Laboratory Corp. of America Holdings (a)	151,929	26,175,847
LHC Group, Inc. (a)	45,364	6,051,558
Magellan Health Services, Inc. (a)	34,113	2,651,603
McKesson Corp.	288,037	41,661,672
MEDNAX, Inc. (a)	133,341	3,482,867
Molina Healthcare, Inc. (a)	97,691	13,237,131
National Healthcare Corp.	20,076	1,706,460
National Research Corp. Class A	19,538	1,260,396
Owens & Minor, Inc.	113,752	753,038
Patterson Companies, Inc. (b)	130,830	2,545,952
Pennant Group, Inc. (a)	38,906	911,179
PetIQ, Inc. Class A (a)(b)	26,108	600,484
Precipio, Inc. (a)(b)	9,930	20,952
Premier, Inc. (a)	98,151	3,488,287
Providence Service Corp. (a)	18,588	1,109,518
Psychemedics Corp.	1,921	17,443
Quest Diagnostics, Inc.	209,639	22,337,035
Quorum Health Corp. (a)(b)	43,485	25,691
R1 RCM, Inc. (a)	156,316	2,014,913
RadNet, Inc. (a)	71,317	1,366,434
Select Medical Holdings Corp. (a)	166,790	3,687,727
Sharps Compliance Corp. (a)	8,947	37,667
Surgery Partners, Inc. (a)	30,711	423,198
Tenet Healthcare Corp. (a)	159,633	5,140,183
The Ensign Group, Inc.	77,813	3,379,419
The Joint Corp. (a)	16,388	313,830
Tivity Health, Inc. (a)	67,888	1,537,663
Triple-S Management Corp.	35,953	688,500
U.S. Physical Therapy, Inc.	19,660	2,297,468
UnitedHealth Group, Inc.	1,475,597	412,975,332
Universal Health Services, Inc. Class B	126,017	17,578,111
Wellcare Health Plans, Inc. (a)	78,316	25,223,234
		1,296,248,393
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	257,343	2,774,158
Castlight Health, Inc. Class B (a)	106,834	148,499
Cerner Corp.	497,522	35,617,600
Change Healthcare, Inc. (b)	71,072	950,943
Computer Programs & Systems, Inc.	19,541	519,595
Evolent Health, Inc. (a)(b)	113,757	820,188
Health Catalyst, Inc. (b)	12,092	480,415
HealthStream, Inc. (a)	43,095	1,255,357
HMS Holdings Corp. (a)	134,496	4,061,779
HTG Molecular Diagnostics (a)	45,075	29,750
iCAD, Inc. (a)	18,785	141,075
Inovalon Holdings, Inc. Class A (a)(b)	115,746	2,083,428
Inspire Medical Systems, Inc. (a)	23,173	1,644,356
Livongo Health, Inc. (b)	20,747	592,534
NantHealth, Inc. (a)	40,006	47,207
Nextgen Healthcare, Inc. (a)	74,870	1,379,105
Omnicell, Inc. (a)	63,833	5,106,002
OptimizeRx Corp. (a)(b)	17,177	183,794
Phreesia, Inc. (b)	15,509	436,113
Simulations Plus, Inc.	17,387	581,074
Tabula Rasa HealthCare, Inc. (a)(b)	32,153	1,434,345
Teladoc Health, Inc. (a)(b)	111,243	9,315,489
Veeva Systems, Inc. Class A (a)	204,167	30,457,633
Vocera Communications, Inc. (a)(b)	46,372	1,006,272
		101,066,711
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(b)	41,564	620,966
Adaptive Biotechnologies Corp. (b)	23,960	651,472
Agilent Technologies, Inc.	482,445	38,967,083
Avantor, Inc.	342,146	5,860,961
Bio-Rad Laboratories, Inc. Class A (a)	33,111	12,230,541
Bio-Techne Corp.	59,722	13,034,327
Bruker Corp.	157,189	8,046,505
Cambrex Corp. (a)	52,115	3,125,337
Champions Oncology, Inc. (a)	6,812	39,237
Charles River Laboratories International, Inc. (a)	78,191	11,357,243
ChromaDex, Inc. (a)(b)	39,908	145,265
Codexis, Inc. (a)	76,381	1,186,961
Fluidigm Corp. (a)	118,464	298,529
Harvard Bioscience, Inc. (a)	37,493	108,730
Illumina, Inc. (a)	229,375	73,574,325
IQVIA Holdings, Inc. (a)	283,468	41,380,659
Luminex Corp.	63,609	1,344,058
Medpace Holdings, Inc. (a)	41,940	3,215,540
Mettler-Toledo International, Inc. (a)	38,189	27,473,548
Nanostring Technologies, Inc. (a)	50,021	1,346,565
NeoGenomics, Inc. (a)	159,026	4,104,461
Pacific Biosciences of California, Inc. (a)	212,220	1,090,811
PerkinElmer, Inc.	170,634	15,851,899
Personalis, Inc. (a)	15,181	135,111
PRA Health Sciences, Inc. (a)	96,422	10,491,678
Quanterix Corp. (a)	23,612	598,092
Syneos Health, Inc. (a)	99,317	5,453,496
Thermo Fisher Scientific, Inc.	624,190	195,964,451
Waters Corp. (a)	104,140	23,126,370
		500,824,221
Pharmaceuticals - 4.0%
AcelRx Pharmaceuticals, Inc. (a)(b)	108,373	201,574
Acer Therapeutics, Inc. (a)(b)	6,588	22,926
Aclaris Therapeutics, Inc. (a)	70,209	115,143
Adamis Pharmaceuticals Corp. (a)(b)	67,561	39,368
Adial Pharmaceuticals, Inc. (a)	12,772	18,647
Aerie Pharmaceuticals, Inc. (a)(b)	60,532	1,149,503
Aerpio Pharmaceuticals, Inc. (a)	17,597	10,866
Agile Therapeutics, Inc. (a)	61,401	128,942
Akcea Therapeutics, Inc. (a)(b)	24,494	476,898
Akorn, Inc. (a)	143,839	525,012
Alimera Sciences, Inc. (a)(b)	1,036	5,864
Allergan PLC	511,170	94,535,780
Amneal Pharmaceuticals, Inc. (a)	186,182	700,044
Amphastar Pharmaceuticals, Inc. (a)	53,532	1,044,409
Ampio Pharmaceuticals, Inc. (a)(b)	143,069	67,185
ANI Pharmaceuticals, Inc. (a)	13,713	844,995
ANI Pharmaceuticals, Inc. rights (a)(c)	21,445	0
Aquestive Therapeutics, Inc. (a)(b)	5,287	41,186
Arvinas Holding Co. LLC (a)	23,221	891,686
Assertio Therapeutics, Inc. (a)(b)	96,805	73,572
AstraZeneca PLC rights (a)(c)	7,692	0
Avenue Therapeutics, Inc. (a)	6,166	36,379
Axsome Therapeutics, Inc. (a)(b)	39,449	1,553,107
Aytu BioScience, Inc. (a)(b)	10,458	8,772
Biodelivery Sciences International, Inc. (a)	137,019	934,470
BioPharmX Corp. (a)	2,494	715
Bristol-Myers Squibb Co.	3,655,878	208,165,693
Cara Therapeutics, Inc. (a)(b)	62,748	1,630,193
Cassava Sciences, Inc. (a)	3,480	5,150
Catalent, Inc. (a)	224,478	11,670,611
Cerecor, Inc. (a)	24,227	91,336
Chiasma, Inc. (a)(b)	39,749	212,657
Clearside Biomedical, Inc. (a)(b)	41,752	60,123
Collegium Pharmaceutical, Inc. (a)	48,770	1,059,772
ContraVir Pharmaceuticals, Inc. (a)(b)	188	1,314
Corcept Therapeutics, Inc. (a)(b)	162,181	2,080,782
CorMedix, Inc. (a)	43,608	267,317
Cumberland Pharmaceuticals, Inc. (a)	5,048	24,180
CymaBay Therapeutics, Inc. (a)	111,411	196,083
Dermira, Inc. (a)	68,628	558,632
Durect Corp. (a)	299,599	638,146
Elanco Animal Health, Inc. (a)	589,276	16,328,838
Elanco Animal Health, Inc. rights 12/31/99 (a)(c)	71,624	1
Eli Lilly & Co.	1,322,173	155,157,002
Eloxx Pharmaceuticals, Inc. (a)	33,843	176,660
Endo International PLC (a)	305,498	1,551,930
Evofem Biosciences, Inc. (a)(b)	35,590	217,455
Evolus, Inc. (a)	37,906	530,305
Eyenovia, Inc. (a)(b)	16,586	71,154
Eyepoint Pharmaceuticals, Inc. (a)(b)	76,339	117,562
Harrow Health, Inc. (a)	29,650	185,313
Horizon Pharma PLC (a)	293,098	9,607,752
Innovate Biopharmaceuticals, Inc. (a)(b)	18,554	14,472
Innoviva, Inc. (a)	104,032	1,402,351
Intersect ENT, Inc. (a)	47,960	1,039,773
Intra-Cellular Therapies, Inc. (a)	81,750	793,793
Jazz Pharmaceuticals PLC (a)	89,729	13,559,846
Johnson & Johnson	4,109,829	565,060,389
Kala Pharmaceuticals, Inc. (a)(b)	35,273	147,088
Kaleido Biosciences, Inc. (a)(b)	20,113	175,184
KemPharm, Inc. (a)(b)	30,168	13,576
Lannett Co., Inc. (a)(b)	54,109	477,241
Lipocine, Inc. (a)	14,559	6,480
Liquidia Technologies, Inc. (a)	14,596	63,493
Mallinckrodt PLC (a)(b)	129,733	489,093
Marinus Pharmaceuticals, Inc. (a)(b)	87,381	115,343
Melinta Therapeutics, Inc. (a)(b)	12,155	19,691
Menlo Therapeutics, Inc. (a)	10,171	40,277
Merck & Co., Inc.	3,988,090	347,681,686
Mylan NV (a)	810,629	15,223,613
MyoKardia, Inc. (a)	72,142	4,700,051
Nektar Therapeutics (a)(b)	269,450	5,467,141
Neos Therapeutics, Inc. (a)(b)	61,752	102,508
NGM Biopharmaceuticals, Inc. (b)	16,179	266,630
NovaBay Pharmaceuticals, Inc. (a)(b)	4,499	2,654
Novan, Inc. (a)(b)	19,707	39,217
Novus Therapeutics, Inc. (a)	3,229	2,008
Ocular Therapeutix, Inc. (a)(b)	58,519	233,491
Odonate Therapeutics, Inc. (a)(b)	21,403	735,835
Omeros Corp. (a)(b)	74,061	1,096,103
Onconova Therapeutics, Inc. (a)(b)	6,349	1,194
OptiNose, Inc. (a)(b)	26,802	250,331
Otonomy, Inc. (a)	27,001	67,773
Pacira Biosciences, Inc. (a)	64,018	2,958,912
Paratek Pharmaceuticals, Inc. (a)(b)	35,522	104,079
Perrigo Co. PLC	209,647	10,740,216
Pfizer, Inc.	8,607,060	331,543,951
Phibro Animal Health Corp. Class A	34,216	830,080
Plx Pharma PLC/New (a)	205	994
Prestige Brands Holdings, Inc. (a)	81,364	3,073,118
Provention Bio, Inc. (a)(b)	46,109	459,246
Pulmatrix, Inc. (a)(b)	13,881	11,382
Reata Pharmaceuticals, Inc. (a)	39,763	7,758,954
resTORbio, Inc. (a)(b)	22,391	26,869
Revance Therapeutics, Inc. (a)(b)	65,283	1,168,566
scPharmaceuticals, Inc. (a)	4,001	17,204
SCYNEXIS, Inc. (a)	87,758	94,779
Seelos Therapeutics, Inc. (b)	32,617	28,054
Seelos Therapeutics, Inc. rights (b)(c)	1,387	0
SIGA Technologies, Inc. (a)	87,379	428,157
Supernus Pharmaceuticals, Inc. (a)	80,952	1,892,658
Teligent, Inc. (a)(b)	99,099	59,727
Tetraphase Pharmaceuticals, Inc. (a)	3,115	8,099
TherapeuticsMD, Inc. (a)(b)	340,709	855,180
Theravance Biopharma, Inc. (a)	70,286	1,529,423
Titan Pharmaceuticals, Inc. (a)	1,327	202
Tricida, Inc. (a)(b)	43,247	1,728,150
Urovant Sciences Ltd. (a)(b)	13,986	158,042
Verrica Pharmaceuticals, Inc. (a)(b)	20,020	301,701
VIVUS, Inc. (a)	14,794	41,127
WAVE Life Sciences (a)	28,382	940,863
Xeris Pharmaceuticals, Inc. (a)	36,569	326,561
Zoetis, Inc. Class A	742,109	89,438,977
Zogenix, Inc. (a)(b)	62,895	3,005,123
Zynerba Pharmaceuticals, Inc. (a)(b)	30,528	193,242
		1,933,044,965

TOTAL HEALTH CARE		6,794,949,728

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.4%
AAR Corp.	52,723	2,356,191
Aerojet Rocketdyne Holdings, Inc. (a)	112,823	4,986,777
AeroVironment, Inc. (a)	33,586	2,060,165
Arconic, Inc.	603,418	18,681,821
Arotech Corp. (a)	22,689	68,067
Astronics Corp. (a)	36,309	1,058,407
Astrotech Corp. (a)	1,228	2,579
Axon Enterprise, Inc. (a)	91,182	6,729,232
BWX Technologies, Inc.	149,262	8,975,124
CPI Aerostructures, Inc. (a)	4,217	29,055
Cubic Corp.	52,847	3,147,039
Curtiss-Wright Corp.	65,705	9,021,954
Ducommun, Inc. (a)	17,333	847,237
General Dynamics Corp.	363,441	66,051,767
Harris Corp.	347,908	69,960,820
HEICO Corp.	90,515	11,756,993
HEICO Corp. Class A	74,997	7,532,699
Hexcel Corp.	132,952	10,586,968
Huntington Ingalls Industries, Inc.	64,156	16,146,141
Innovative Solutions & Support, Inc. (a)	15,429	68,968
Kratos Defense & Security Solutions, Inc. (a)	138,303	2,497,752
Lockheed Martin Corp.	385,828	150,870,323
Maxar Technologies, Inc.	93,935	976,924
Mercury Systems, Inc. (a)	85,206	6,241,340
Micronet Enertec Technologies, Inc. (a)	2,902	2,728
Moog, Inc. Class A	50,450	4,332,142
National Presto Industries, Inc. (b)	9,597	853,941
Northrop Grumman Corp.	245,194	86,251,893
Park Aerospace Corp.	27,841	454,087
Parsons Corp.	31,736	1,270,392
Raytheon Co.	434,210	94,405,938
SIFCO Industries, Inc. (a)	628	1,633
Spirit AeroSystems Holdings, Inc. Class A	162,566	14,141,616
Teledyne Technologies, Inc. (a)	56,658	19,376,469
Textron, Inc.	361,906	16,734,533
The Boeing Co.	832,445	304,824,710
TransDigm Group, Inc.	77,379	43,881,631
Triumph Group, Inc.	81,304	2,252,934
United Technologies Corp.	1,262,736	187,314,258
Vectrus, Inc. (a)	17,816	907,547
Wesco Aircraft Holdings, Inc. (a)	111,562	1,222,720
		1,178,883,515
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	93,086	2,290,846
Atlas Air Worldwide Holdings, Inc. (a)	40,197	1,048,740
C.H. Robinson Worldwide, Inc.	210,334	16,164,168
Echo Global Logistics, Inc. (a)	43,365	868,601
Expeditors International of Washington, Inc.	266,428	19,918,157
FedEx Corp.	373,602	59,795,000
Forward Air Corp.	42,731	2,992,452
Hub Group, Inc. Class A (a)	52,426	2,677,396
Radiant Logistics, Inc.	55,584	297,374
United Parcel Service, Inc. Class B	1,086,523	130,089,399
XPO Logistics, Inc. (a)	143,364	11,854,769
		247,996,902
Airlines - 0.4%
Alaska Air Group, Inc.	193,979	13,386,491
Allegiant Travel Co.	20,966	3,558,559
American Airlines Group, Inc.	620,565	17,835,038
Delta Air Lines, Inc.	897,654	51,444,551
Hawaiian Holdings, Inc.	74,937	2,269,842
JetBlue Airways Corp. (a)	456,544	8,797,603
Mesa Air Group, Inc. (a)	46,385	337,219
SkyWest, Inc.	78,268	4,902,708
Southwest Airlines Co.	751,701	43,328,046
Spirit Airlines, Inc. (a)	109,557	4,280,392
United Continental Holdings, Inc. (a)	342,001	31,737,693
		181,878,142
Building Products - 0.4%
A.O. Smith Corp.	213,470	10,331,948
AAON, Inc.	65,237	3,220,751
Advanced Drain Systems, Inc.	78,051	2,978,426
Allegion PLC	143,402	17,212,542
American Woodmark Corp. (a)	23,880	2,457,252
Apogee Enterprises, Inc.	40,871	1,562,907
Armstrong Flooring, Inc. (a)	37,559	150,612
Armstrong World Industries, Inc.	76,068	7,304,049
Builders FirstSource, Inc. (a)	176,363	4,481,384
Continental Building Products, Inc. (a)	55,307	2,034,745
CSW Industrials, Inc.	23,129	1,707,614
Fortune Brands Home & Security, Inc.	222,890	14,100,021
Gibraltar Industries, Inc. (a)	50,335	2,628,494
Griffon Corp.	66,919	1,420,021
Insteel Industries, Inc.	26,755	624,194
Jeld-Wen Holding, Inc. (a)	104,712	2,382,198
Johnson Controls International PLC	1,239,650	53,094,210
Lennox International, Inc.	54,710	13,997,554
Masco Corp.	447,605	20,836,013
Masonite International Corp. (a)	40,813	2,930,373
NCI Building Systems, Inc. (a)	74,828	516,313
Owens Corning	170,713	11,448,014
Patrick Industries, Inc.	35,690	1,767,369
PGT, Inc. (a)	97,375	1,400,253
Quanex Building Products Corp.	51,529	1,002,754
Resideo Technologies, Inc. (a)	191,312	1,871,031
Simpson Manufacturing Co. Ltd.	62,702	5,091,402
Tecogen, Inc. New (a)	1,604	3,753
Trex Co., Inc. (a)	92,503	7,960,808
Universal Forest Products, Inc.	96,848	4,803,661
		201,320,666
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	104,249	3,960,420
ACCO Brands Corp.	165,549	1,514,773
Acme United Corp.	9,376	208,053
ADS Waste Holdings, Inc. (a)	108,545	3,576,558
ADT, Inc. (b)	167,852	1,550,952
Aqua Metals, Inc. (a)(b)	89,321	120,583
ARC Document Solutions, Inc. (a)	47,602	53,314
Brady Corp. Class A	76,137	4,339,809
BrightView Holdings, Inc. (a)	49,547	794,734
Casella Waste Systems, Inc. Class A (a)	74,281	3,469,666
CECO Environmental Corp. (a)	48,247	379,704
Charah Solutions, Inc. (a)	8,915	20,861
Cintas Corp.	129,117	33,190,816
Clean Harbors, Inc. (a)	80,971	6,692,253
Copart, Inc. (a)	313,889	27,936,121
Covanta Holding Corp.	183,941	2,705,772
Deluxe Corp.	68,583	3,503,220
Document Security Systems, Inc. (a)	3,495	956
Ennis, Inc.	41,340	853,258
Fuel Tech, Inc. (a)	36,624	35,617
Healthcare Services Group, Inc.	114,248	2,873,337
Heritage-Crystal Clean, Inc. (a)	20,655	638,859
Herman Miller, Inc.	90,277	4,313,435
HNI Corp.	67,916	2,668,420
Hudson Technologies, Inc. (a)(b)	53,713	36,793
IAA Spinco, Inc. (a)	211,548	9,589,471
Industrial Services of America, Inc. (a)	1,142	1,256
Interface, Inc.	99,616	1,672,553
KAR Auction Services, Inc.	203,798	4,304,214
Kimball International, Inc. Class B	60,232	1,287,760
Knoll, Inc.	77,008	2,122,340
LSC Communications, Inc.	53,176	22,951
Matthews International Corp. Class A	50,831	1,949,369
McGrath RentCorp.	39,970	2,931,400
Mobile Mini, Inc.	68,618	2,604,739
MSA Safety, Inc.	55,232	6,844,902
NL Industries, Inc. (a)	6,623	28,082
Odyssey Marine Exploration, Inc. (a)(b)	13,660	46,581
Performant Financial Corp. (a)	21,888	20,794
Perma-Fix Environmental Services, Inc. (a)	4,892	34,733
PICO Holdings, Inc. (a)	28,565	313,644
Pitney Bowes, Inc.	278,249	1,310,553
Quad/Graphics, Inc.	51,262	230,166
Quest Resource Holding Corp. (a)	2,099	5,520
R.R. Donnelley & Sons Co.	105,289	417,997
Republic Services, Inc.	328,706	29,139,787
Rollins, Inc.	221,394	7,936,975
SP Plus Corp. (a)	36,338	1,593,421
Steelcase, Inc. Class A	136,452	2,472,510
Stericycle, Inc. (a)(b)	140,583	8,831,424
Team, Inc. (a)(b)	49,846	806,010
Tetra Tech, Inc.	83,792	7,397,996
The Brink's Co.	77,138	7,173,834
U.S. Ecology, Inc.	36,694	2,017,803
UniFirst Corp.	23,861	4,921,331
Viad Corp.	31,895	2,006,196
Virco Manufacturing Co.	1,891	7,280
VSE Corp.	13,724	559,802
Waste Management, Inc.	607,732	68,619,020
		284,660,698
Construction & Engineering - 0.2%
AECOM (a)	245,734	10,647,654
Aegion Corp. (a)	51,356	1,112,371
Ameresco, Inc. Class A (a)	26,938	440,436
Arcosa, Inc.	74,681	2,928,242
Argan, Inc.	22,412	821,176
Comfort Systems U.S.A., Inc.	55,512	2,836,663
Concrete Pumping Holdings, Inc. (a)	49,943	239,726
Construction Partners, Inc. Class A (a)	52,855	1,046,529
Dycom Industries, Inc. (a)	48,546	2,526,819
EMCOR Group, Inc.	89,077	7,921,618
Fluor Corp.	214,120	3,734,253
Goldfield Corp. (a)	29,034	78,101
Granite Construction, Inc. (b)	72,408	1,865,230
Great Lakes Dredge & Dock Corp. (a)	91,547	977,722
HC2 Holdings, Inc. (a)(b)	49,086	105,044
Ies Holdings, Inc. (a)	11,513	249,717
Jacobs Engineering Group, Inc.	210,547	19,389,273
Limbach Holdings, Inc. (a)	9,347	27,854
MasTec, Inc. (a)	92,270	6,121,192
MYR Group, Inc. (a)	29,755	1,022,382
Northwest Pipe Co. (a)	13,993	480,380
NV5 Holdings, Inc. (a)	14,851	714,185
Orion Group Holdings, Inc. (a)	65,396	360,332
Primoris Services Corp.	64,662	1,423,857
Quanta Services, Inc.	222,148	9,250,243
Sterling Construction Co., Inc. (a)	40,894	595,826
Tutor Perini Corp. (a)(b)	63,345	1,009,086
Valmont Industries, Inc.	33,194	4,751,389
Williams Scotsman Corp. (a)	84,906	1,507,931
		84,185,231
Electrical Equipment - 0.6%
Acuity Brands, Inc.	62,476	8,170,611
Allied Motion Technologies, Inc.	12,386	554,893
American Superconductor Corp. (a)(b)	29,752	248,429
AMETEK, Inc.	354,251	35,074,392
Atkore International Group, Inc. (a)	73,935	3,084,568
AZZ, Inc.	41,258	1,570,692
Babcock & Wilcox Enterprises, Inc. (a)	24,779	85,735
Bloom Energy Corp. Class A (a)(b)	32,649	212,871
Broadwind Energy, Inc. (a)	11,239	16,409
Capstone Turbine Corp. (a)(b)	8,218	32,872
DPW Holdings, Inc. (a)	32	30
Eaton Corp. PLC	651,343	60,249,228
Emerson Electric Co.	957,914	70,751,528
Encore Wire Corp.	33,581	1,959,116
Energous Corp. (a)(b)	26,573	55,803
Energy Focus, Inc. (a)	5,644	2,258
EnerSys	67,210	4,716,126
Espey Manufacturing & Electronics Corp.	1,421	30,893
FuelCell Energy, Inc. (a)	314,627	213,254
Generac Holdings, Inc. (a)	96,275	9,483,088
GrafTech International Ltd.	98,363	1,385,935
Hubbell, Inc. Class B	85,459	12,564,182
Ideal Power, Inc. (a)(b)	2,687	7,013
LSI Industries, Inc.	29,078	157,894
nVent Electric PLC	245,362	6,062,895
Ocean Power Technologies, Inc. (a)	38	40
Orion Energy Systems, Inc. (a)	45,400	133,022
Plug Power, Inc. (a)(b)	400,860	1,563,354
Powell Industries, Inc.	13,069	543,540
Preformed Line Products Co.	4,117	296,012
Regal Beloit Corp.	64,015	5,231,946
Rockwell Automation, Inc.	182,198	35,681,656
Sensata Technologies, Inc. PLC (a)	252,783	13,015,797
Sunrun, Inc. (a)	117,651	1,632,996
Sunworks, Inc. (a)(b)	1,282	1,513
Thermon Group Holdings, Inc. (a)	50,474	1,324,438
TPI Composites, Inc. (a)(b)	49,750	897,988
Ultralife Corp. (a)	12,581	106,561
Vicor Corp. (a)	30,419	1,249,308
Vivint Solar, Inc. (a)	68,673	504,747
		278,873,633
Industrial Conglomerates - 1.2%
3M Co.	895,921	152,100,508
Carlisle Companies, Inc.	88,642	13,826,379
General Electric Co.	13,593,605	153,199,928
Honeywell International, Inc.	1,119,081	199,811,913
Raven Industries, Inc.	57,098	1,962,458
Roper Technologies, Inc.	161,483	58,193,629
		579,094,815
Machinery - 1.9%
Actuant Corp. Class A	85,207	2,092,684
AGCO Corp.	98,427	7,690,102
Alamo Group, Inc.	15,689	1,801,097
Albany International Corp. Class A	47,311	3,958,984
Allison Transmission Holdings, Inc.	185,490	8,977,716
Altra Industrial Motion Corp.	99,058	3,256,036
Astec Industries, Inc.	37,917	1,420,371
Barnes Group, Inc.	74,063	4,383,789
Blue Bird Cor (a)	21,920	446,072
Briggs & Stratton Corp.	68,440	366,154
Caterpillar, Inc.	874,546	126,573,043
Chart Industries, Inc. (a)	54,446	3,005,419
CIRCOR International, Inc. (a)	30,957	1,373,253
Colfax Corp. (a)(b)	128,118	4,317,577
Columbus McKinnon Corp. (NY Shares)	40,338	1,657,085
Commercial Vehicle Group, Inc. (a)	49,365	352,466
Crane Co.	78,358	6,509,199
Cummins, Inc.	243,671	44,557,679
Deere & Co.	489,895	82,326,855
Donaldson Co., Inc.	202,557	11,359,397
Douglas Dynamics, Inc.	36,932	1,998,391
Dover Corp.	226,566	25,257,578
Eastern Co.	3,940	108,271
Energy Recovery, Inc. (a)(b)	52,282	455,376
EnPro Industries, Inc.	31,865	2,115,517
ESCO Technologies, Inc.	40,453	3,562,696
Evoqua Water Technologies Corp. (a)	112,630	2,133,212
ExOne Co. (a)(b)	15,564	106,302
Federal Signal Corp.	95,482	3,145,177
Flowserve Corp.	206,551	10,059,034
Fortive Corp.	457,598	33,024,848
Franklin Electric Co., Inc.	61,461	3,409,242
FreightCar America, Inc. (a)	13,689	26,557
Gardner Denver Holdings, Inc. (a)	207,663	7,033,546
Gates Industrial Corp. PLC (a)	80,294	954,696
Gencor Industries, Inc. (a)	10,152	127,408
Gorman-Rupp Co.	30,147	1,115,740
Graco, Inc.	261,630	12,639,345
Graham Corp.	19,661	417,600
Greenbrier Companies, Inc. (b)	49,187	1,384,122
Harsco Corp. (a)	123,086	2,738,664
Hillenbrand, Inc.	115,572	3,654,387
Hurco Companies, Inc.	8,700	311,286
Hyster-Yale Materials Handling Class A	15,716	930,859
IDEX Corp.	117,784	19,168,168
Illinois Tool Works, Inc.	457,070	79,681,013
Ingersoll-Rand PLC	375,067	49,175,034
ITT, Inc.	139,117	9,707,584
Jason Industries, Inc. (a)	9,251	1,610
John Bean Technologies Corp.	49,349	5,406,183
Kadant, Inc.	18,348	1,787,095
Kennametal, Inc.	125,567	4,373,499
L.B. Foster Co. Class A (a)	14,144	267,887
Lincoln Electric Holdings, Inc.	96,480	8,901,245
Lindsay Corp. (b)	17,624	1,590,037
LiqTech International, Inc. (a)(b)	36,587	198,667
Lydall, Inc. (a)	28,433	529,422
Manitex International, Inc. (a)	15,946	85,311
Manitowoc Co., Inc. (a)	54,624	873,984
Meritor, Inc. (a)	128,725	3,250,306
Middleby Corp. (a)	87,562	10,136,177
Miller Industries, Inc.	17,675	647,789
Mueller Industries, Inc.	90,632	2,844,938
Mueller Water Products, Inc. Class A	252,777	2,851,325
Navistar International Corp. New (a)	101,632	3,318,285
NN, Inc.	69,869	608,559
Nordson Corp.	79,357	13,159,771
Omega Flex, Inc. (b)	5,305	508,272
Oshkosh Corp.	107,429	9,718,027
PACCAR, Inc.	536,943	43,691,052
Park-Ohio Holdings Corp.	12,321	389,713
Parker Hannifin Corp.	200,970	39,950,826
Pentair PLC	262,719	11,651,588
Proto Labs, Inc. (a)	41,946	4,064,148
RBC Bearings, Inc. (a)	38,589	6,401,143
REV Group, Inc. (b)	52,778	686,114
Rexnord Corp. (a)	189,872	5,998,056
Snap-On, Inc.	85,243	13,678,092
Spartan Motors, Inc.	46,504	825,446
SPX Corp. (a)	69,731	3,331,747
SPX Flow, Inc. (a)	67,469	3,198,031
Standex International Corp.	19,510	1,505,782
Stanley Black & Decker, Inc.	236,496	37,304,879
Sun Hydraulics Corp.	47,204	2,113,795
Tennant Co.	28,130	2,094,560
Terex Corp.	99,683	2,798,102
The L.S. Starrett Co. Class A (a)	3,411	19,914
Timken Co.	104,251	5,482,560
Titan International, Inc.	85,722	251,165
Toro Co.	165,489	12,937,930
TriMas Corp. (a)	70,659	2,189,016
Trinity Industries, Inc. (b)	157,460	3,312,958
Twin Disc, Inc. (a)	11,715	119,259
Wabash National Corp.	87,724	1,381,653
WABCO Holdings, Inc. (a)	78,080	10,521,280
Watts Water Technologies, Inc. Class A	42,501	4,120,897
Welbilt, Inc. (a)	206,495	3,446,402
Westinghouse Air Brake Co.	284,902	22,384,750
Woodward, Inc.	88,757	10,365,930
Xylem, Inc.	281,859	21,846,891
		939,988,699
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)(b)	119,616	570,568
Genco Shipping & Trading Ltd.	28,176	295,848
Kirby Corp. (a)	92,637	7,815,784
Matson, Inc.	71,442	2,696,221
		11,378,421
Professional Services - 0.5%
Acacia Research Corp. (a)	60,512	179,721
ASGN, Inc. (a)	80,895	5,420,774
Barrett Business Services, Inc.	11,784	1,041,234
BG Staffing, Inc.	12,200	263,520
CBIZ, Inc. (a)	85,697	2,301,821
CoStar Group, Inc. (a)	56,899	34,871,121
CRA International, Inc.	12,251	628,109
Equifax, Inc.	189,300	26,433,852
Exponent, Inc.	79,751	5,068,176
Forrester Research, Inc.	15,406	615,162
Franklin Covey Co. (a)	17,657	651,720
FTI Consulting, Inc. (a)	57,654	6,283,709
GP Strategies Corp. (a)	26,500	336,550
Heidrick & Struggles International, Inc.	31,157	966,490
Hill International, Inc. (a)	66,466	210,033
Hudson Global, Inc. (a)	984	11,965
Huron Consulting Group, Inc. (a)	37,056	2,484,605
ICF International, Inc.	28,824	2,586,378
IHS Markit Ltd. (a)	624,453	45,366,510
InnerWorkings, Inc. (a)	65,879	310,290
Insperity, Inc.	60,340	4,692,642
Kelly Services, Inc. Class A (non-vtg.)	49,710	1,089,146
Kforce, Inc.	32,816	1,296,888
Korn Ferry	85,802	3,370,303
Manpower, Inc.	91,948	8,518,063
Mastech Digital, Inc. (a)	526	4,660
MISTRAS Group, Inc. (a)	27,338	361,955
Nielsen Holdings PLC	556,348	10,876,603
RCM Technologies, Inc. (a)	6,987	18,935
Red Violet, Inc. (a)(b)	6,964	118,806
Resources Connection, Inc.	44,803	692,206
Robert Half International, Inc.	183,914	10,703,795
TransUnion Holding Co., Inc.	293,601	25,340,702
TriNet Group, Inc. (a)	67,300	3,684,675
TrueBlue, Inc. (a)	68,058	1,586,432
Upwork, Inc. (a)	96,257	1,121,394
Verisk Analytics, Inc.	253,699	37,415,529
Volt Information Sciences, Inc. (a)	4,406	11,808
Willdan Group, Inc. (a)	15,404	439,168
		247,375,450
Road & Rail - 1.0%
AMERCO	12,971	4,698,356
ArcBest Corp.	42,175	1,213,797
Avis Budget Group, Inc. (a)	88,707	2,639,033
Covenant Transport Group, Inc. Class A (a)	18,626	250,147
CSX Corp.	1,243,033	88,926,581
Daseke, Inc. (a)	95,990	283,171
Genesee & Wyoming, Inc. Class A (a)	86,620	9,653,799
Heartland Express, Inc.	75,406	1,614,442
Hertz Global Holdings, Inc. (a)	161,524	2,503,622
J.B. Hunt Transport Services, Inc.	132,397	15,307,741
Kansas City Southern	157,385	23,988,622
Knight-Swift Transportation Holdings, Inc. Class A	188,169	6,960,371
Landstar System, Inc.	61,551	6,857,397
Lyft, Inc. (b)	307,515	15,062,085
Marten Transport Ltd.	63,636	1,344,629
Norfolk Southern Corp.	410,605	79,452,068
Old Dominion Freight Lines, Inc.	98,652	18,900,737
P.A.M. Transportation Services, Inc. (a)	2,677	139,739
Patriot Transportation Holding, Inc. (a)	903	15,712
Roadrunner Transportation Systems, Inc. (a)(b)	5,066	47,316
Ryder System, Inc.	80,710	4,236,468
Saia, Inc. (a)	40,194	3,814,411
Schneider National, Inc. Class B	48,962	1,113,886
U.S. Xpress Enterprises, Inc. (a)(b)	28,506	136,829
U.S.A. Truck, Inc. (a)	12,296	93,573
Uber Technologies, Inc.	325,384	9,631,366
Union Pacific Corp.	1,096,758	193,018,440
Universal Logistics Holdings, Inc.	13,541	270,008
Werner Enterprises, Inc.	67,329	2,475,014
YRC Worldwide, Inc. (a)(b)	51,336	179,163
		494,828,523
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	486	2,876
Air Lease Corp. Class A	156,971	7,288,164
Aircastle Ltd.	83,162	2,660,352
Applied Industrial Technologies, Inc.	61,017	3,895,935
Beacon Roofing Supply, Inc. (a)	106,055	3,144,531
BlueLinx Corp. (a)(b)	14,536	149,285
BMC Stock Holdings, Inc. (a)	106,855	3,163,977
CAI International, Inc. (a)	27,790	669,739
DXP Enterprises, Inc. (a)	24,899	959,358
EVI Industries, Inc. (b)	6,377	194,945
Fastenal Co.	894,427	31,770,047
Foundation Building Materials, Inc. (a)	27,008	552,044
GATX Corp. (b)	54,688	4,420,431
General Finance Corp. (a)	25,366	274,206
GMS, Inc. (a)	64,086	1,984,103
H&E Equipment Services, Inc.	50,476	1,665,708
HD Supply Holdings, Inc. (a)	263,093	10,476,363
Herc Holdings, Inc. (a)	37,551	1,755,885
Houston Wire & Cable Co. (a)	12,686	49,856
Huttig Building Products, Inc. (a)(b)	16,101	29,143
India Globalization Capital, Inc. (a)(b)	57,861	44,553
Kaman Corp.	44,288	2,816,717
Lawson Products, Inc. (a)	14,687	757,262
MRC Global, Inc. (a)	130,375	1,739,203
MSC Industrial Direct Co., Inc. Class A	67,989	4,991,072
Nesco Holdings, Inc. Class A (a)	28,994	86,982
Now, Inc. (a)	168,839	1,892,685
Rush Enterprises, Inc. Class A	50,357	2,307,358
SiteOne Landscape Supply, Inc. (a)(b)	63,401	5,627,473
Systemax, Inc.	24,087	557,855
Titan Machinery, Inc. (a)	27,527	370,789
Transcat, Inc. (a)	16,406	537,953
Triton International Ltd.	87,550	3,316,394
United Rentals, Inc. (a)	120,403	18,427,679
Univar, Inc. (a)	214,143	5,015,229
Veritiv Corp. (a)	19,348	354,842
W.W. Grainger, Inc.	68,826	21,814,401
Watsco, Inc.	51,262	9,123,098
WESCO International, Inc. (a)	68,729	3,616,520
Willis Lease Finance Corp. (a)	5,069	304,140
		158,809,153
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	122,188	5,125,787

TOTAL INDUSTRIALS		4,894,399,635

INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 0.9%
Acacia Communications, Inc. (a)	57,629	3,840,397
ADTRAN, Inc.	80,299	737,948
Applied Optoelectronics, Inc. (a)(b)	38,047	407,103
Arista Networks, Inc. (a)	84,597	16,507,413
Aviat Networks, Inc. (a)	3,914	54,131
BK Technologies Corp.	6,655	20,331
Blonder Tongue Laboratories, Inc. (a)	2,363	1,470
CalAmp Corp. (a)	54,909	575,995
Calix Networks, Inc. (a)	78,011	604,585
Casa Systems, Inc. (a)	47,620	175,242
Ciena Corp. (a)	238,426	9,050,651
Cisco Systems, Inc.	6,611,940	299,587,001
Clearfield, Inc. (a)	14,083	191,106
ClearOne, Inc. (a)	23,778	39,471
CommScope Holding Co., Inc. (a)	327,790	4,457,944
Communications Systems, Inc.	3,040	23,682
Comtech Telecommunications Corp.	41,022	1,550,221
Dasan Zhone Solutions, Inc. (a)	14,392	114,704
Digi International, Inc. (a)	42,545	759,003
EchoStar Holding Corp. Class A (a)	71,526	3,009,099
EMCORE Corp. (a)	35,578	112,426
Extreme Networks, Inc. (a)	197,545	1,388,741
F5 Networks, Inc. (a)	94,667	13,793,929
Harmonic, Inc. (a)	134,185	1,108,368
Infinera Corp. (a)(b)	252,547	1,611,250
Inseego Corp. (a)(b)	95,122	604,025
InterDigital, Inc.	49,100	2,788,880
Juniper Networks, Inc.	545,074	13,659,554
KVH Industries, Inc. (a)	16,672	190,894
Lantronix, Inc. (a)(b)	10,284	34,349
Lumentum Holdings, Inc. (a)	117,583	8,661,164
Motorola Solutions, Inc.	256,965	42,990,245
NETGEAR, Inc. (a)	50,073	1,257,333
NetScout Systems, Inc. (a)	99,944	2,518,589
Network-1 Security Solutions, Inc.	15,146	33,321
Optical Cable Corp. (a)	398	1,246
PC-Tel, Inc.	20,520	176,882
Plantronics, Inc.	49,920	1,264,973
Resonant, Inc. (a)(b)	37,406	80,423
Sonus Networks, Inc. (a)	76,619	224,494
Tessco Technologies, Inc.	10,550	118,371
Ubiquiti, Inc.	20,216	3,986,595
ViaSat, Inc. (a)	89,055	6,545,543
Viavi Solutions, Inc. (a)	350,702	5,267,544
Westell Technologies, Inc. Class A (a)	13,395	13,931
		450,140,567
Electronic Equipment & Components - 0.8%
Airgain, Inc. (a)	15,261	144,064
Akoustis Technologies, Inc. (a)(b)	39,811	303,758
Amphenol Corp. Class A	463,121	48,164,584
Anixter International, Inc. (a)	46,934	4,028,815
Applied DNA Sciences, Inc. (a)(b)	335	1,400
Arlo Technologies, Inc. (a)	118,302	409,325
Arrow Electronics, Inc. (a)	127,403	10,146,375
Avnet, Inc.	165,643	6,733,388
AVX Corp.	76,115	1,548,940
Badger Meter, Inc.	46,042	2,854,604
Bel Fuse, Inc. Class B (non-vtg.)	24,186	400,762
Belden, Inc.	60,474	3,249,873
Benchmark Electronics, Inc.	58,507	2,016,736
CDW Corp.	224,116	30,266,866
ClearSign Combustion Corp. (a)(b)	26,685	27,486
Coda Octopus Group, Inc. (a)(b)	5,872	42,278
Cognex Corp.	269,419	13,519,445
Coherent, Inc. (a)	37,242	5,618,328
Corning, Inc.	1,212,903	35,222,703
CTS Corp.	54,448	1,490,786
CUI Global, Inc. (a)	18,764	18,730
Daktronics, Inc.	56,072	345,404
Digital Ally, Inc. (a)(b)	10,481	12,315
Dolby Laboratories, Inc. Class A	101,331	6,979,679
eMagin Corp. (a)	3,586	1,202
ePlus, Inc. (a)	22,223	1,857,176
Fabrinet (a)	57,652	3,487,369
FARO Technologies, Inc. (a)	26,637	1,297,755
Fitbit, Inc. (a)(b)	372,702	2,594,006
FLIR Systems, Inc.	214,113	11,467,892
Frequency Electronics, Inc. (a)	1,798	17,998
Identiv, Inc. (a)	9,604	52,534
IEC Electronics Corp. (a)	7,659	65,408
II-VI, Inc. (a)	131,407	3,835,770
Insight Enterprises, Inc. (a)	55,925	3,668,121
Intellicheck, Inc. (a)	8,524	58,039
IPG Photonics Corp. (a)	55,912	7,944,536
Iteris, Inc. (a)	71,414	369,210
Itron, Inc. (a)	54,288	4,347,383
Jabil, Inc.	219,183	8,513,068
KEMET Corp.	90,858	2,427,726
KEY Tronic Corp. (a)	4,572	25,375
Keysight Technologies, Inc. (a)	293,811	31,446,591
Kimball Electronics, Inc. (a)	37,511	657,943
Knowles Corp. (a)	138,294	3,028,639
LightPath Technologies, Inc. Class A (a)	265	154
Littelfuse, Inc.	38,121	6,915,531
LRAD Corp. (a)	39,901	144,043
Luna Innovations, Inc. (a)	30,274	223,422
Methode Electronics, Inc. Class A	57,891	2,154,124
MicroVision, Inc. (a)(b)	83,116	65,695
MTS Systems Corp.	27,115	1,231,563
Napco Security Technolgies, Inc. (a)(b)	19,363	605,094
National Instruments Corp.	185,915	7,830,740
Neonode, Inc. (a)(b)	2,340	3,042
nLIGHT, Inc. (a)	52,270	1,041,741
Novanta, Inc. (a)	54,095	5,040,572
OSI Systems, Inc. (a)	25,970	2,583,755
Par Technology Corp. (a)(b)	17,371	522,693
PC Connection, Inc.	18,605	917,599
Perceptron, Inc. (a)	9,277	42,025
Plexus Corp. (a)	44,698	3,392,578
Powerfleet, Inc. (a)	4,282	25,820
Research Frontiers, Inc. (a)(b)	30,905	98,278
RF Industries Ltd.	7,617	46,921
Richardson Electronics Ltd.	16,718	92,618
Rogers Corp. (a)	28,983	3,768,370
Sanmina Corp. (a)	107,611	3,423,106
ScanSource, Inc. (a)	40,509	1,434,829
SYNNEX Corp.	64,080	7,869,665
TE Connectivity Ltd.	524,603	48,635,944
Tech Data Corp. (a)	54,361	7,876,365
Trimble, Inc. (a)	396,473	16,069,051
TTM Technologies, Inc. (a)(b)	149,348	2,002,757
Vishay Intertechnology, Inc.	207,687	4,130,894
Vishay Precision Group, Inc. (a)	19,721	678,600
Wayside Technology Group, Inc.	869	12,540
Wireless Telecom Group, Inc. (a)	7,898	10,836
Wrap Technologies, Inc. (a)(b)	15,197	69,450
Zebra Technologies Corp. Class A (a)	84,176	21,123,125
		410,793,925
IT Services - 5.2%
3PEA International, Inc. (a)(b)	43,478	446,084
Accenture PLC Class A	991,994	199,549,513
Akamai Technologies, Inc. (a)	257,593	22,441,502
Alliance Data Systems Corp.	62,750	6,708,603
Automatic Data Processing, Inc.	676,694	115,565,801
Black Knight, Inc. (a)	235,801	14,857,821
Booz Allen Hamilton Holding Corp. Class A	216,124	15,725,182
Brightcove, Inc. (a)	48,431	432,973
Broadridge Financial Solutions, Inc.	178,857	22,126,399
CACI International, Inc. Class A (a)	38,615	9,241,342
Carbonite, Inc. (a)	51,760	1,190,480
Cardtronics PLC (a)(b)	59,781	2,523,954
Cass Information Systems, Inc.	20,398	1,151,875
Cognizant Technology Solutions Corp. Class A	857,678	54,985,737
Computer Task Group, Inc. (a)	8,213	50,099
Conduent, Inc. (a)	263,767	1,785,703
CoreLogic, Inc. (a)	125,149	5,184,923
CSG Systems International, Inc.	51,146	2,925,040
CSP, Inc.	2,607	33,578
DXC Technology Co.	401,958	15,005,092
Endurance International Group Holdings, Inc. (a)	122,383	495,651
EPAM Systems, Inc. (a)	86,886	18,406,799
Euronet Worldwide, Inc. (a)	85,882	13,499,792
EVERTEC, Inc.	93,789	3,040,639
EVO Payments, Inc. Class A (a)	58,374	1,638,558
Exela Technologies, Inc. (a)	57,534	18,635
ExlService Holdings, Inc. (a)	53,768	3,753,544
Fastly, Inc. Class A	21,459	437,978
Fidelity National Information Services, Inc.	953,658	131,747,853
Fiserv, Inc. (a)	890,012	103,454,995
FleetCor Technologies, Inc. (a)	134,881	41,397,677
Gartner, Inc. (a)	141,516	22,707,657
Genpact Ltd.	242,586	9,873,250
Global Payments, Inc.	466,579	84,497,457
GoDaddy, Inc. (a)	277,379	18,412,418
GreenSky, Inc. Class A (a)(b)	73,868	549,578
GTT Communications, Inc. (a)(b)	51,146	453,665
Hackett Group, Inc.	43,100	660,723
i3 Verticals, Inc. Class A (a)	23,601	644,779
IBM Corp.	1,378,241	185,304,502
Information Services Group, Inc. (a)	12,694	31,227
Innodata, Inc. (a)	9,880	11,856
Internap Network Services Corp. (a)(b)	27,350	32,820
International Money Express, Inc. (a)	39,089	531,220
Jack Henry & Associates, Inc.	120,663	18,333,536
KBR, Inc.	218,053	6,491,438
Leidos Holdings, Inc.	209,954	19,072,221
Limelight Networks, Inc. (a)	179,239	765,351
Liveramp Holdings, Inc. (a)	105,969	5,307,987
ManTech International Corp. Class A	40,836	3,168,057
Marathon Patent Group, Inc. (a)(b)	390	499
MasterCard, Inc. Class A	1,389,874	406,162,879
Maximus, Inc.	98,190	7,329,884
ModusLink Global Solutions, Inc. (a)	21,882	31,291
MoneyGram International, Inc. (a)(b)	47,205	144,919
MongoDB, Inc. Class A (a)	53,534	7,960,506
NIC, Inc.	109,516	2,484,918
Okta, Inc. (a)	163,992	21,282,882
Paychex, Inc.	497,700	42,861,924
PayPal Holdings, Inc. (a)	1,831,126	197,779,919
Perficient, Inc. (a)	54,362	2,298,425
Perspecta, Inc.	213,633	5,891,998
PFSweb, Inc. (a)	18,388	67,300
Presidio, Inc.	81,244	1,341,338
PRG-Schultz International, Inc. (a)	25,789	116,051
Repay Holdings Corp. (a)	46,189	638,794
Sabre Corp.	424,075	9,512,002
Science Applications International Corp.	78,244	6,678,125
ServiceSource International, Inc. (a)	82,053	125,541
Square, Inc. (a)	531,979	36,770,388
StarTek, Inc. (a)	19,120	151,813
Switch, Inc. Class A	85,026	1,340,010
Sykes Enterprises, Inc. (a)	60,496	2,125,829
The Western Union Co.	657,240	17,666,611
Ttec Holdings, Inc.	23,378	1,073,752
Twilio, Inc. Class A (a)(b)	186,660	19,278,245
Unisys Corp. (a)	77,284	879,492
VeriSign, Inc. (a)	162,281	30,953,478
Verra Mobility Corp. (a)(b)	202,526	3,031,814
Virtusa Corp. (a)	51,128	2,284,910
Visa, Inc. Class A	2,688,072	495,976,165
WEX, Inc. (a)	66,988	13,473,296
WidePoint Corp. (a)	50,531	18,696
		2,524,407,258
Semiconductors & Semiconductor Equipment - 3.8%
ACM Research, Inc. (a)	11,257	155,459
Adesto Technologies Corp. (a)(b)	42,581	306,583
Advanced Energy Industries, Inc. (a)	59,492	3,819,981
Advanced Micro Devices, Inc. (a)	1,690,961	66,201,123
AEHR Test Systems (a)	13,351	25,233
Alpha & Omega Semiconductor Ltd.(a)	28,125	334,406
Ambarella, Inc. (a)	48,113	2,633,706
Amkor Technology, Inc. (a)	167,561	2,025,812
Amtech Systems, Inc. (a)	9,675	57,857
Analog Devices, Inc.	576,804	65,150,012
Applied Materials, Inc.	1,434,612	83,064,035
Atomera, Inc. (a)	3,601	10,983
Axcelis Technologies, Inc. (a)	48,058	1,030,364
AXT, Inc. (a)	69,742	220,385
Broadcom, Inc.	619,947	196,033,441
Brooks Automation, Inc.	114,947	5,146,177
Cabot Microelectronics Corp.	45,841	6,115,648
Ceva, Inc. (a)	34,774	901,342
Cirrus Logic, Inc. (a)	90,895	6,517,172
Cohu, Inc.	65,701	1,165,536
Cree, Inc. (a)	164,474	7,271,396
CVD Equipment Corp. (a)	17,135	56,546
CyberOptics Corp. (a)	7,984	141,796
Cypress Semiconductor Corp.	569,972	13,365,843
Diodes, Inc. (a)	63,253	2,918,493
DSP Group, Inc. (a)	34,781	492,847
Enphase Energy, Inc. (a)(b)	120,410	2,633,367
Entegris, Inc.	210,614	9,966,254
Everspin Technologies, Inc. (a)	11,677	61,071
First Solar, Inc. (a)	117,159	6,471,863
FormFactor, Inc. (a)	125,577	2,905,852
GSI Technology, Inc. (a)	19,727	144,402
Ichor Holdings Ltd. (a)	36,115	1,139,428
Impinj, Inc. (a)(b)	23,986	756,998
Inphi Corp. (a)	72,601	5,055,208
Intel Corp.	6,898,852	400,478,359
Intest Corp. (a)	2,750	15,895
KLA-Tencor Corp.	248,038	40,643,507
Kopin Corp. (a)	79,855	40,223
Kulicke & Soffa Industries, Inc.	99,640	2,499,968
Lam Research Corp.	224,497	59,902,535
Lattice Semiconductor Corp. (a)	209,936	3,965,691
MACOM Technology Solutions Holdings, Inc. (a)	69,217	1,707,583
Marvell Technology Group Ltd.	1,027,960	27,107,305
Maxim Integrated Products, Inc.	418,900	23,739,063
MaxLinear, Inc. Class A (a)	98,098	1,949,207
Microchip Technology, Inc. (b)	372,580	35,223,713
Micron Technology, Inc. (a)	1,720,471	81,739,577
MKS Instruments, Inc.	85,442	9,080,776
Monolithic Power Systems, Inc.	62,174	9,990,118
MoSys, Inc. (a)	212	373
NeoPhotonics Corp. (a)	72,856	597,419
NVE Corp.	6,945	441,633
NVIDIA Corp.	947,971	205,463,235
ON Semiconductor Corp. (a)	650,184	13,959,450
Onto Innovation, Inc. (a)	77,819	2,611,606
PDF Solutions, Inc. (a)	44,435	703,850
Photronics, Inc. (a)	110,489	1,299,351
Pixelworks, Inc. (a)	47,729	160,847
Power Integrations, Inc.	46,081	4,215,951
Qorvo, Inc. (a)	182,046	18,971,014
Qualcomm, Inc.	1,778,460	148,590,333
QuickLogic Corp. (a)	100,286	26,576
Rambus, Inc. (a)	174,307	2,274,706
Rubicon Technology, Inc. (a)	1,766	14,375
Semtech Corp. (a)	105,059	5,091,159
Silicon Laboratories, Inc. (a)	67,114	7,109,386
Skyworks Solutions, Inc.	267,050	26,251,015
SMART Global Holdings, Inc. (a)	19,784	609,347
SolarEdge Technologies, Inc. (a)	73,928	6,033,264
SunPower Corp. (a)(b)	93,019	696,712
Synaptics, Inc. (a)	51,464	2,941,682
Teradyne, Inc.	266,528	16,681,988
Texas Instruments, Inc.	1,454,740	174,874,295
Ultra Clean Holdings, Inc. (a)	65,662	1,460,323
Universal Display Corp.	65,350	12,692,277
Veeco Instruments, Inc. (a)	76,114	1,042,001
Xilinx, Inc.	392,460	36,412,439
Xperi Corp.	75,410	1,492,364
		1,885,099,110
Software - 7.2%
2U, Inc. (a)(b)	98,617	2,459,508
8x8, Inc. (a)	160,164	3,286,565
A10 Networks, Inc. (a)	96,596	644,295
ACI Worldwide, Inc. (a)	180,193	6,757,238
Adobe, Inc. (a)	755,300	233,788,009
Agilysys, Inc. (a)	36,423	922,595
Alarm.com Holdings, Inc. (a)	58,261	2,541,345
Altair Engineering, Inc. Class A (a)(b)	58,990	1,956,698
Alteryx, Inc. Class A (a)(b)	71,432	8,109,675
American Software, Inc. Class A	44,343	701,063
Anaplan, Inc. (a)	129,628	6,989,542
ANSYS, Inc. (a)	129,818	33,063,346
AppFolio, Inc. (a)(b)	22,698	2,563,058
Appian Corp. Class A (a)(b)	52,614	2,266,611
Aspen Technology, Inc. (a)	110,787	13,892,690
Asure Software, Inc. (a)(b)	15,353	125,895
AudioEye, Inc. (a)(b)	4,303	21,945
Autodesk, Inc. (a)	342,892	62,029,163
Avalara, Inc. (a)	101,556	7,924,415
Avaya Holdings Corp. (a)	179,953	2,298,000
Benefitfocus, Inc. (a)(b)	47,187	1,131,544
Blackbaud, Inc.	76,240	6,318,771
BlackLine, Inc. (a)	66,638	3,586,457
Bottomline Technologies, Inc. (a)	59,951	2,966,975
Box, Inc. Class A (a)	234,910	4,284,758
BroadVision, Inc. (a)	345	963
BSQUARE Corp. (a)	7,885	9,856
Cadence Design Systems, Inc. (a)	440,579	30,950,675
CDK Global, Inc.	187,409	10,035,752
Cerence, Inc. (a)	55,156	858,227
Ceridian HCM Holding, Inc. (a)(b)	154,189	9,306,848
ChannelAdvisor Corp. (a)	43,568	413,460
Cision Ltd. (a)	151,925	1,510,135
Citrix Systems, Inc.	190,549	21,495,833
Cloudera, Inc. (a)	374,802	3,703,044
CommVault Systems, Inc. (a)	64,236	3,251,626
Cornerstone OnDemand, Inc. (a)	82,739	5,102,514
Coupa Software, Inc. (a)	95,058	14,590,452
Crowdstrike Holdings, Inc. (b)	32,407	1,879,606
Digimarc Corp. (a)(b)	18,025	583,650
Digital Turbine, Inc. (a)	100,378	891,357
DocuSign, Inc. (a)	190,067	13,534,671
Domo, Inc. Class B (a)	32,769	616,057
Dropbox, Inc. Class A (a)	329,172	6,086,390
Dynatrace, Inc. (b)	57,173	1,519,087
Ebix, Inc.	34,584	1,202,832
eGain Communications Corp. (a)	25,936	197,892
Elastic NV (a)	48,372	3,841,221
Envestnet, Inc. (a)	84,566	6,021,945
Everbridge, Inc. (a)(b)	51,963	4,569,626
Evolving Systems, Inc. (a)	3,507	3,228
Fair Isaac Corp. (a)	45,826	16,852,512
Finjan Holdings, Inc. (a)	14,578	29,593
FireEye, Inc. (a)	332,388	5,570,823
Five9, Inc. (a)	94,066	6,412,479
Forescout Technologies, Inc. (a)	55,569	1,991,037
Fortinet, Inc. (a)	218,608	22,977,887
Globalscape, Inc.	15,636	198,577
GSE Systems, Inc. (a)	274	315
GTY Govtech, Inc. (a)(b)	75,168	370,578
Guidewire Software, Inc. (a)	125,694	15,313,300
HubSpot, Inc. (a)	61,539	9,292,389
Instructure, Inc. (a)	50,468	2,686,916
Intelligent Systems Corp. (a)(b)	8,512	370,612
Intuit, Inc.	406,004	105,110,376
Inuvo, Inc. (a)	6,798	1,878
j2 Global, Inc. (b)	71,557	6,942,460
LivePerson, Inc. (a)(b)	93,684	3,718,318
LogMeIn, Inc.	76,530	5,967,809
Manhattan Associates, Inc. (a)	100,116	8,360,687
Marin Software, Inc. (a)	1,005	1,467
Medallia, Inc. (b)	25,705	780,404
Microsoft Corp.	11,889,709	1,799,864,092
MicroStrategy, Inc. Class A (a)	12,824	1,927,832
Mitek Systems, Inc. (a)	56,938	405,968
MobileIron, Inc. (a)	121,656	587,598
Model N, Inc. (a)	45,582	1,386,604
NetSol Technologies, Inc. (a)	11,760	45,394
New Relic, Inc. (a)	76,576	5,208,700
Nortonlifelock, Inc.	883,966	22,010,753
Nuance Communications, Inc. (a)	441,248	7,911,577
Nutanix, Inc. Class A (a)	221,345	8,267,236
NXT-ID, Inc. (a)	23,472	12,440
Onespan, Inc. (a)	49,452	922,280
Oracle Corp.	3,430,972	192,614,768
Pagerduty, Inc. (b)	16,075	418,754
Palo Alto Networks, Inc. (a)	149,166	33,893,499
Parametric Technology Corp. (a)	165,637	12,687,794
Park City Group, Inc. (a)(b)	13,889	65,278
Paycom Software, Inc. (a)	75,478	20,893,065
Paylocity Holding Corp. (a)	55,334	6,768,455
Pegasystems, Inc.	61,267	4,755,545
Pivotal Software, Inc. (a)	130,247	1,956,310
Pluralsight, Inc. (a)(b)	126,846	2,155,114
Progress Software Corp.	71,152	2,989,096
Proofpoint, Inc. (a)	86,682	10,288,287
PROS Holdings, Inc. (a)	57,687	3,593,323
Q2 Holdings, Inc. (a)	67,471	5,696,577
QAD, Inc.:
Class A	16,286	832,377
Class B	3,031	112,602
Qualys, Inc. (a)	52,581	4,601,363
Qumu Corp. (a)	4,243	10,820
Rapid7, Inc. (a)	69,732	3,909,873
RealNetworks, Inc. (a)	20,218	28,507
RealPage, Inc. (a)	122,439	6,737,818
RingCentral, Inc. (a)	110,529	19,062,937
Riot Blockchain, Inc. (a)(b)	17,330	24,089
SailPoint Technologies Holding, Inc. (a)	131,427	3,289,618
Salesforce.com, Inc. (a)	1,364,435	222,252,817
SeaChange International, Inc. (a)	25,999	90,997
SecureWorks Corp. (a)(b)	18,591	210,822
ServiceNow, Inc. (a)	292,053	82,662,681
SharpSpring, Inc. (a)(b)	7,612	95,759
ShotSpotter, Inc. (a)(b)	11,876	291,200
SITO Mobile Ltd. (a)(b)	12,679	5,153
Slack Technologies, Inc. Class A (a)(b)	62,778	1,432,594
Smartsheet, Inc. (a)	135,067	6,406,228
Smith Micro Software, Inc. (a)	36,133	170,548
SolarWinds, Inc. (a)(b)	103,482	2,001,342
Splunk, Inc. (a)	233,529	34,847,197
SPS Commerce, Inc. (a)	55,068	3,101,980
SS&C Technologies Holdings, Inc.	343,315	20,616,066
Support.com, Inc. (a)	27,657	54,346
SurveyMonkey (a)	138,386	2,362,249
Synacor, Inc. (a)	14,131	25,012
Synchronoss Technologies, Inc. (a)(b)	70,864	321,723
Synopsys, Inc. (a)	236,776	33,394,887
Telaria, Inc. (a)	65,173	543,543
TeleNav, Inc. (a)	57,591	329,421
Tenable Holdings, Inc. (a)	65,047	1,766,026
Teradata Corp. (a)	176,305	4,682,661
The Trade Desk, Inc. (a)(b)	60,015	15,804,350
TiVo Corp.	196,916	1,537,914
Tyler Technologies, Inc. (a)	60,473	17,547,450
Upland Software, Inc. (a)	33,847	1,310,217
Varonis Systems, Inc. (a)	46,567	3,637,348
Verint Systems, Inc. (a)	109,322	5,314,142
Veritone, Inc. (a)(b)	14,271	43,098
VirnetX Holding Corp. (a)(b)	93,064	328,516
VMware, Inc. Class A	122,156	19,009,917
Workday, Inc. Class A (a)	251,965	45,131,971
Workiva, Inc. (a)	65,642	2,846,894
Yext, Inc. (a)	147,012	2,537,427
Zendesk, Inc. (a)	170,922	13,502,838
Zix Corp. (a)	89,040	671,362
Zoom Video Communications, Inc. Class A (b)	39,321	2,929,415
Zscaler, Inc. (a)(b)	99,083	5,165,197
Zuora, Inc. (a)	107,129	1,707,636
		3,508,384,812
Technology Hardware, Storage & Peripherals - 4.0%
3D Systems Corp. (a)(b)	190,021	1,613,278
Apple, Inc.	6,614,234	1,767,654,037
Astro-Med, Inc.	8,893	137,397
Avid Technology, Inc. (a)(b)	50,894	400,536
Boxlight Corp. (a)(b)	8,184	12,194
CPI Card Group (a)(b)	3,142	3,739
Dell Technologies, Inc. (a)	241,042	11,688,127
Diebold Nixdorf, Inc. (a)(b)	122,489	890,495
Eastman Kodak Co. (a)(b)	50,487	137,325
Hewlett Packard Enterprise Co.	2,058,695	32,589,142
HP, Inc.	2,297,211	46,127,997
Immersion Corp. (a)	49,590	334,733
Intevac, Inc. (a)	20,520	122,504
NCR Corp. (a)	195,664	6,423,649
NetApp, Inc.	372,375	22,562,201
Pure Storage, Inc. Class A (a)	343,598	5,521,620
Seagate Technology LLC	367,437	21,928,640
Transact Technologies, Inc.	2,406	27,019
Western Digital Corp.	460,907	23,197,449
Xerox Holdings Corp.	291,553	11,350,158
		1,952,722,240

TOTAL INFORMATION TECHNOLOGY		10,731,547,912

MATERIALS - 2.9%
Chemicals - 1.9%
A. Schulman, Inc. rights (a)(c)	54,023	23,392
Advanced Emissions Solutions, Inc.	27,740	282,116
AdvanSix, Inc. (a)	46,851	947,796
AgroFresh Solutions, Inc. (a)	31,343	74,283
Air Products & Chemicals, Inc.	344,430	81,399,142
Albemarle Corp. U.S. (b)	164,630	10,763,509
American Vanguard Corp.	39,446	635,081
Amyris, Inc. (a)	71,734	288,371
Ashland Global Holdings, Inc.	94,210	6,754,857
Axalta Coating Systems Ltd. (a)	318,322	9,062,627
Balchem Corp.	51,351	5,116,100
Cabot Corp.	88,763	4,170,973
Celanese Corp. Class A	192,938	24,227,225
CF Industries Holdings, Inc.	340,348	15,727,481
Chase Corp.	12,130	1,427,095
Core Molding Technologies, Inc. (a)	7,658	28,258
Corteva, Inc.	1,164,585	30,302,502
Dow, Inc.	1,157,596	61,780,899
DowDuPont, Inc.	1,162,303	75,328,857
Eastman Chemical Co.	215,115	16,858,563
Ecolab, Inc.	388,692	72,557,136
Element Solutions, Inc. (a)	350,110	4,092,786
Ferro Corp. (a)	128,770	1,856,863
Flotek Industries, Inc. (a)	92,584	163,874
FMC Corp.	203,145	19,900,084
FutureFuel Corp.	46,653	523,447
GCP Applied Technologies, Inc. (a)	83,062	1,858,097
H.B. Fuller Co.	79,511	3,966,009
Hawkins, Inc.	14,549	601,165
Huntsman Corp.	313,760	7,097,251
Ingevity Corp. (a)	64,432	5,818,854
Innophos Holdings, Inc.	33,057	1,054,518
Innospec, Inc.	39,832	3,919,469
International Flavors & Fragrances, Inc. (b)	166,194	23,471,579
Intrepid Potash, Inc. (a)	162,173	369,754
Koppers Holdings, Inc. (a)	35,463	1,313,904
Kraton Performance Polymers, Inc. (a)	50,895	1,146,664
Kronos Worldwide, Inc.	40,122	552,480
Linde PLC	841,610	173,548,398
Livent Corp. (a)	231,838	1,808,336
Loop Industries, Inc. (a)(b)	29,687	302,807
LSB Industries, Inc. (a)	20,234	80,127
LyondellBasell Industries NV Class A	399,752	36,993,050
Marrone Bio Innovations, Inc. (a)	23,374	25,244
Minerals Technologies, Inc.	54,219	2,927,826
NewMarket Corp.	11,431	5,646,571
Olin Corp.	253,342	4,438,552
OMNOVA Solutions, Inc. (a)	75,664	765,720
PolyOne Corp.	120,528	3,800,248
PPG Industries, Inc.	365,684	47,114,727
PQ Group Holdings, Inc. (a)	65,765	1,043,033
Quaker Chemical Corp.	20,723	3,092,493
Rayonier Advanced Materials, Inc.	74,023	290,170
RPM International, Inc.	200,920	14,813,832
Sensient Technologies Corp.	65,065	4,117,964
Sherwin-Williams Co.	127,769	74,505,937
Stepan Co.	33,944	3,289,174
Taronis Technologies, Inc. (a)(b)	3,046	5,909
The Chemours Co. LLC	252,631	3,989,043
The Mosaic Co.	553,568	10,545,470
The Scotts Miracle-Gro Co. Class A	60,550	6,120,394
Trecora Resources (a)	22,997	177,077
Tredegar Corp.	40,390	869,597
Trinseo SA	61,682	2,343,299
Tronox Holdings PLC	143,191	1,658,152
Valhi, Inc.	51,092	99,118
Valvoline, Inc.	291,588	6,604,468
Venator Materials PLC (a)	76,553	282,481
W.R. Grace & Co.	86,979	5,812,807
Westlake Chemical Corp.	54,803	3,763,870
		916,338,955
Construction Materials - 0.1%
Eagle Materials, Inc.	64,459	5,932,162
Forterra, Inc. (a)	23,213	257,896
Martin Marietta Materials, Inc.	96,920	26,013,328
Summit Materials, Inc. (a)	171,377	4,090,769
Tecnoglass, Inc.	26,251	210,271
U.S. Concrete, Inc. (a)	24,753	1,013,140
United States Lime & Minerals, Inc.	2,834	291,534
Vulcan Materials Co.	205,222	29,114,845
		66,923,945
Containers & Packaging - 0.4%
Amcor PLC	2,534,448	26,003,436
Aptargroup, Inc.	100,425	11,259,651
Avery Dennison Corp.	131,424	17,133,747
Ball Corp.	514,073	33,959,662
Berry Global Group, Inc. (a)	205,842	9,610,763
Crown Holdings, Inc. (a)	210,074	15,944,617
Graphic Packaging Holding Co.	447,854	7,286,585
Greif, Inc.:
Class A	42,028	1,813,508
Class B	9,160	496,197
International Paper Co.	607,065	28,131,392
Myers Industries, Inc.	59,336	982,011
Owens-Illinois, Inc.	244,939	2,419,997
Packaging Corp. of America	146,857	16,433,298
Sealed Air Corp.	240,990	9,092,553
Silgan Holdings, Inc.	120,263	3,705,303
Sonoco Products Co.	155,999	9,442,619
UFP Technologies, Inc. (a)	10,975	508,691
WestRock Co.	405,617	16,358,534
		210,582,564
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)(b)	498,315	1,375,349
Alcoa Corp. (a)	286,479	5,829,848
Allegheny Technologies, Inc. (a)	215,135	4,961,013
Ampco-Pittsburgh Corp. (a)	7,344	25,100
Carpenter Technology Corp.	72,216	3,796,395
Century Aluminum Co. (a)	77,541	546,664
Cleveland-Cliffs, Inc. (b)	428,288	3,422,021
Coeur d'Alene Mines Corp. (a)	385,641	2,529,805
Commercial Metals Co.	183,534	3,920,286
Compass Minerals International, Inc.	51,622	2,853,148
Comstock Mining, Inc. (a)(b)	1,600	448
Freeport-McMoRan, Inc.	2,259,922	25,717,912
Friedman Industries	1,412	8,641
General Moly, Inc. (a)	42,674	11,095
Gold Resource Corp.	117,167	522,565
Golden Minerals Co. (a)	50,080	10,397
Haynes International, Inc.	18,671	685,599
Hecla Mining Co.	738,443	1,823,954
Kaiser Aluminum Corp.	24,863	2,724,488
Materion Corp.	31,348	1,845,143
Mayville Engineering Co., Inc.	16,490	154,182
McEwen Mining, Inc. (b)	435,214	491,792
Newmont Goldcorp Corp.	1,277,489	49,055,578
Nucor Corp.	475,574	26,803,351
Olympic Steel, Inc.	11,343	190,109
Paramount Gold Nevada Corp. (a)(b)	5,612	4,433
Ramaco Resources, Inc. (a)	2,665	9,114
Reliance Steel & Aluminum Co.	102,892	12,139,198
Royal Gold, Inc.	102,113	11,974,792
Ryerson Holding Corp. (a)	24,848	264,880
Schnitzer Steel Industries, Inc. Class A	42,919	924,904
Solitario Exploration & Royalty Corp. (a)	12,775	3,449
Steel Dynamics, Inc.	345,446	11,651,894
SunCoke Energy, Inc.	131,669	674,145
Synalloy Corp.	10,355	133,994
TimkenSteel Corp. (a)	63,432	369,174
U.S. Antimony Corp. (a)	17,604	7,253
United States Steel Corp. (b)	252,074	3,307,211
Universal Stainless & Alloy Products, Inc. (a)	11,782	163,181
Warrior Metropolitan Coal, Inc.	78,127	1,603,947
Worthington Industries, Inc.	60,022	2,298,843
		184,835,295
Paper & Forest Products - 0.1%
Boise Cascade Co.	62,706	2,377,812
Clearwater Paper Corp. (a)	25,261	552,963
Domtar Corp.	97,334	3,632,505
Louisiana-Pacific Corp.	189,722	5,627,155
Mercer International, Inc. (SBI)	69,747	873,930
Neenah, Inc.	27,409	1,994,827
P.H. Glatfelter Co.	67,953	1,212,961
Resolute Forest Products	138,617	555,854
Schweitzer-Mauduit International, Inc.	51,271	2,248,746
Verso Corp. (a)	52,466	968,522
		20,045,275

TOTAL MATERIALS		1,398,726,034

REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 3.9%
Acadia Realty Trust (SBI)	128,662	3,458,435
Agree Realty Corp. (b)	64,718	4,839,612
Alexander & Baldwin, Inc.	110,286	2,391,000
Alexanders, Inc.	3,381	1,103,423
Alexandria Real Estate Equities, Inc.	178,780	29,055,326
American Assets Trust, Inc.	74,358	3,534,236
American Campus Communities, Inc.	213,298	10,246,836
American Finance Trust, Inc.	170,711	2,524,816
American Homes 4 Rent Class A	396,227	10,583,223
American Tower Corp.	689,206	147,510,760
Americold Realty Trust	302,445	11,377,981
Apartment Investment & Management Co. Class A	229,955	12,364,680
Apple Hospitality (REIT), Inc.	320,666	5,214,029
Armada Hoffler Properties, Inc.	78,884	1,424,645
Ashford Hospitality Trust, Inc.	153,079	420,967
AvalonBay Communities, Inc.	216,718	46,466,506
Bluerock Residential Growth (REIT), Inc.	42,696	523,453
Boston Properties, Inc.	224,102	31,047,091
Braemar Hotels & Resorts, Inc.	44,906	440,528
Brandywine Realty Trust (SBI)	266,847	4,117,449
Brixmor Property Group, Inc.	470,307	10,318,536
BRT Realty Trust	91,993	1,688,991
Camden Property Trust (SBI)	150,816	16,823,525
CareTrust (REIT), Inc.	146,118	3,050,944
CatchMark Timber Trust, Inc.	71,008	842,865
CBL & Associates Properties, Inc.	286,456	412,497
Cedar Realty Trust, Inc.	136,442	364,300
Chatham Lodging Trust	71,979	1,317,216
CIM Commercial Trust Corp.	1,423	20,634
City Office REIT, Inc.	92,080	1,236,634
Clipper Realty, Inc.	13,163	117,809
Colony Capital, Inc.	757,088	3,694,589
Columbia Property Trust, Inc.	183,112	3,801,405
Community Healthcare Trust, Inc.	29,476	1,403,058
Condor Hospitality Trust, Inc.	76	840
CorEnergy Infrastructure Trust, Inc.	20,064	887,631
CorePoint Lodging, Inc.	63,243	639,387
CoreSite Realty Corp.	56,634	6,421,729
Corporate Office Properties Trust (SBI)	177,812	5,188,554
Corrections Corp. of America	183,416	2,778,752
Cousins Properties, Inc.	231,728	9,382,667
Crown Castle International Corp.	648,299	86,651,644
CubeSmart	301,323	9,292,801
CyrusOne, Inc.	177,796	11,076,691
DiamondRock Hospitality Co.	300,148	3,091,524
Digital Realty Trust, Inc.	323,811	39,164,940
Douglas Emmett, Inc.	257,507	11,348,333
Duke Realty Corp.	566,189	19,918,529
Easterly Government Properties, Inc.	109,213	2,540,294
EastGroup Properties, Inc.	57,185	7,788,025
Empire State Realty Trust, Inc.	226,291	3,159,022
EPR Properties	121,098	8,588,270
Equinix, Inc.	132,028	74,840,072
Equity Commonwealth	188,714	6,199,255
Equity Lifestyle Properties, Inc.	282,804	20,950,120
Equity Residential (SBI)	540,371	45,985,572
Essential Properties Realty Trust, Inc.	138,936	3,624,840
Essex Property Trust, Inc.	101,998	31,841,736
Extra Space Storage, Inc.	198,167	21,015,610
Farmland Partners, Inc.	62,918	419,663
Federal Realty Investment Trust (SBI)	108,604	14,343,330
First Industrial Realty Trust, Inc.	195,824	8,338,186
Four Corners Property Trust, Inc.	109,837	3,110,584
Franklin Street Properties Corp.	165,692	1,443,177
Front Yard Residential Corp. Class B	78,810	914,196
Gaming & Leisure Properties	317,697	13,406,813
Getty Realty Corp.	57,222	1,920,370
Gladstone Commercial Corp.	49,049	1,117,336
Gladstone Land Corp.	28,395	360,049
Global Medical REIT, Inc.	53,029	738,164
Global Net Lease, Inc.	134,649	2,745,493
Government Properties Income Trust	73,127	2,439,517
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	103,015	3,023,490
HCP, Inc.	766,474	26,734,613
Healthcare Realty Trust, Inc.	200,087	6,640,888
Healthcare Trust of America, Inc.	317,227	9,627,839
Hersha Hospitality Trust	63,621	902,146
Highwoods Properties, Inc. (SBI)	163,361	7,931,177
Hospitality Properties Trust (SBI)	259,166	6,035,976
Host Hotels & Resorts, Inc.	1,124,983	19,675,953
Hudson Pacific Properties, Inc.	236,892	8,480,734
Independence Realty Trust, Inc.	136,713	2,042,492
Industrial Logistics Properties Trust	106,221	2,298,622
Investors Real Estate Trust	19,266	1,489,647
Invitation Homes, Inc.	837,249	25,561,212
Iron Mountain, Inc.	444,767	14,285,916
iStar Financial, Inc.	101,699	1,321,070
JBG SMITH Properties	181,566	7,240,852
Jernigan Capital, Inc.	26,849	469,321
Kilroy Realty Corp.	144,854	12,057,647
Kimco Realty Corp.	665,486	14,387,807
Kite Realty Group Trust	138,380	2,677,653
Lamar Advertising Co. Class A	134,232	11,198,976
Lexington Corporate Properties Trust	380,872	4,220,062
Liberty Property Trust (SBI)	248,697	15,324,709
Life Storage, Inc.	73,548	8,054,977
LTC Properties, Inc.	61,542	2,880,781
Mack-Cali Realty Corp.	149,091	3,189,056
Medical Properties Trust, Inc.	771,657	16,019,599
Mid-America Apartment Communities, Inc.	175,952	23,948,827
Monmouth Real Estate Investment Corp. Class A	146,435	2,244,849
National Health Investors, Inc.	67,004	5,426,654
National Retail Properties, Inc.	268,546	14,968,754
National Storage Affiliates Trust	89,150	2,986,525
New Senior Investment Group, Inc.	141,875	1,113,719
NexPoint Residential Trust, Inc.	35,854	1,715,614
Omega Healthcare Investors, Inc.	335,658	14,107,706
One Liberty Properties, Inc.	28,584	780,629
Outfront Media, Inc.	224,155	5,599,392
Paramount Group, Inc.	309,885	4,211,337
Park Hotels & Resorts, Inc.	363,694	8,601,363
Pebblebrook Hotel Trust	199,539	5,227,922
Pennsylvania Real Estate Investment Trust (SBI) (b)	96,951	558,438
Physicians Realty Trust	282,799	5,426,913
Piedmont Office Realty Trust, Inc. Class A	195,046	4,314,418
Plymouth Industrial REIT, Inc.	18,206	337,539
Postal Realty Trust, Inc.	11,996	190,257
Potlatch Corp.	104,117	4,521,801
Power (REIT) (a)	507	4,827
Preferred Apartment Communities, Inc. Class A	69,336	954,757
Prologis, Inc.	981,387	89,845,980
PS Business Parks, Inc.	31,812	5,617,681
Public Storage	233,418	49,176,504
QTS Realty Trust, Inc. Class A (b)	84,236	4,470,405
Ramco-Gershenson Properties Trust (SBI)	128,598	1,900,678
Rayonier, Inc.	200,471	6,140,427
Realty Income Corp.	501,497	38,429,715
Regency Centers Corp.	263,047	17,108,577
Retail Opportunity Investments Corp.	175,181	3,195,301
Retail Properties America, Inc.	332,500	4,731,475
Retail Value, Inc.	24,669	875,996
Rexford Industrial Realty, Inc.	179,676	8,599,293
RLJ Lodging Trust	263,556	4,504,172
Ryman Hospitality Properties, Inc.	79,476	7,091,643
Sabra Health Care REIT, Inc.	300,736	6,700,398
Safety Income and Growth, Inc.	19,928	814,059
Saul Centers, Inc.	20,051	1,065,510
SBA Communications Corp. Class A	176,063	41,633,618
Senior Housing Properties Trust (SBI)	364,730	2,669,824
Seritage Growth Properties	53,499	2,261,938
Simon Property Group, Inc.	478,962	72,423,844
SITE Centers Corp.	219,014	3,173,513
SL Green Realty Corp.	126,768	10,817,113
Sotherly Hotels, Inc.	1,919	12,454
Spirit Realty Capital, Inc.	155,297	8,137,563
Stag Industrial, Inc.	194,257	6,020,024
Store Capital Corp.	324,529	13,211,576
Summit Hotel Properties, Inc.	162,132	1,965,040
Sun Communities, Inc.	141,969	23,383,714
Sunstone Hotel Investors, Inc.	339,507	4,753,098
Tanger Factory Outlet Centers, Inc. (b)	143,732	2,187,601
Taubman Centers, Inc.	95,929	3,115,774
Terreno Realty Corp.	101,379	5,851,596
The GEO Group, Inc.	186,435	2,583,989
The Macerich Co. (b)	169,639	4,568,378
UDR, Inc.	452,855	21,759,683
UMH Properties, Inc.	56,337	879,421
Uniti Group, Inc.	308,452	2,072,797
Universal Health Realty Income Trust (SBI)	18,836	2,245,251
Urban Edge Properties	177,682	3,683,348
Urstadt Biddle Properties, Inc. Class A	52,305	1,274,673
Ventas, Inc.	583,442	34,020,503
VEREIT, Inc.	1,634,638	15,954,067
VICI Properties, Inc.	715,048	17,683,137
Vornado Realty Trust	241,607	15,600,564
Washington Prime Group, Inc. (b)	294,616	1,225,603
Washington REIT (SBI)	127,784	3,970,249
Weingarten Realty Investors (SBI)	188,269	5,994,485
Welltower, Inc.	629,908	53,271,320
Weyerhaeuser Co.	1,168,618	34,485,917
Wheeler REIT, Inc. (a)(b)	4,774	9,118
Whitestone REIT Class B	59,850	840,294
WP Carey, Inc.	266,628	22,242,108
Xenia Hotels & Resorts, Inc.	175,666	3,699,526
		1,898,377,706
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	15,310	275,886
CBRE Group, Inc. (a)	522,976	29,820,092
Consolidated-Tomoka Land Co.	7,853	492,305
eXp World Holdings, Inc. (a)(b)	36,730	402,194
Forestar Group, Inc. (a)	24,130	492,252
FRP Holdings, Inc. (a)	12,536	625,546
Griffin Industrial Realty, Inc.	4,288	165,731
Howard Hughes Corp. (a)	65,823	7,267,517
Jones Lang LaSalle, Inc.	79,323	13,193,795
Kennedy-Wilson Holdings, Inc.	202,480	4,578,073
Marcus & Millichap, Inc. (a)	36,003	1,323,470
Maui Land & Pineapple, Inc. (a)	22,080	250,608
Newmark Group, Inc.	248,993	3,249,359
RE/MAX Holdings, Inc.	28,337	1,086,724
Realogy Holdings Corp. (b)	181,595	1,901,300
Redfin Corp. (a)(b)	129,113	2,489,299
Stratus Properties, Inc. (a)	9,028	258,201
Tejon Ranch Co. (a)	27,612	453,941
The RMR Group, Inc.	23,590	1,108,022
The St. Joe Co. (a)(b)	53,253	1,011,807
Transcontinental Realty Investors, Inc. (a)	14,596	502,686
Trinity Place Holdings, Inc. (a)	4,950	15,246
		70,964,054

TOTAL REAL ESTATE		1,969,341,760

UTILITIES - 3.2%
Electric Utilities - 1.8%
Allete, Inc.	79,600	6,376,756
Alliant Energy Corp.	373,483	19,794,599
American Electric Power Co., Inc.	765,575	69,935,276
Avangrid, Inc.	93,816	4,553,829
Duke Energy Corp.	1,133,214	99,915,478
Edison International	556,382	38,445,996
El Paso Electric Co.	62,026	4,206,603
Entergy Corp.	309,331	36,003,035
Evergy, Inc.	364,708	23,075,075
Eversource Energy	501,017	41,404,045
Exelon Corp.	1,516,149	67,317,016
FirstEnergy Corp.	837,240	39,927,976
Genie Energy Ltd. Class B	34,755	281,168
Hawaiian Electric Industries, Inc.	175,657	7,670,941
IDACORP, Inc.	79,027	8,301,786
MGE Energy, Inc.	54,877	4,254,065
NextEra Energy, Inc.	760,364	177,788,310
OGE Energy Corp.	308,721	12,984,805
Otter Tail Corp.	63,346	3,114,089
Pinnacle West Capital Corp.	175,351	15,323,924
PNM Resources, Inc.	123,090	5,963,711
Portland General Electric Co.	138,565	7,691,743
PPL Corp.	1,124,587	38,269,696
Southern Co.	1,623,061	100,613,551
Spark Energy, Inc. Class A, (b)	17,335	191,205
Xcel Energy, Inc.	816,000	50,175,840
		883,580,518
Gas Utilities - 0.2%
Atmos Energy Corp.	183,891	19,668,981
Chesapeake Utilities Corp.	26,373	2,403,635
National Fuel Gas Co.	132,079	5,946,197
New Jersey Resources Corp.	137,872	5,865,075
Northwest Natural Holding Co.	48,642	3,345,110
ONE Gas, Inc.	81,583	7,250,281
RGC Resources, Inc.	11,687	343,364
South Jersey Industries, Inc.	142,369	4,447,608
Southwest Gas Holdings, Inc.	85,576	6,483,238
Spire, Inc.	79,500	6,154,890
UGI Corp.	327,064	14,243,637
		76,152,016
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc.:
Class A	29,153	553,324
Class C	132,844	2,634,297
NRG Energy, Inc.	393,086	15,617,307
Ormat Technologies, Inc.	80,686	6,200,719
Pattern Energy Group, Inc.	140,135	3,856,515
Sunnova Energy International, Inc.	23,623	242,844
Terraform Power, Inc.	131,061	2,032,756
The AES Corp.	1,025,922	19,400,185
Vistra Energy Corp.	701,256	18,604,322
		69,142,269
Multi-Utilities - 0.9%
Ameren Corp.	382,339	28,419,258
Avista Corp.	106,781	5,048,606
Black Hills Corp.	95,506	7,312,894
CenterPoint Energy, Inc.	786,624	19,319,485
CMS Energy Corp.	438,247	26,864,541
Consolidated Edison, Inc.	518,791	45,077,750
Dominion Energy, Inc.	1,281,700	106,522,087
DTE Energy Co.	286,683	35,818,174
MDU Resources Group, Inc.	307,269	8,923,092
NiSource, Inc.	576,366	15,244,881
NorthWestern Energy Corp.	77,170	5,523,057
Public Service Enterprise Group, Inc.	786,627	46,654,847
Sempra Energy	427,083	62,896,513
Unitil Corp.	25,866	1,578,861
WEC Energy Group, Inc.	494,183	43,809,323
		459,013,369
Water Utilities - 0.1%
American States Water Co.	57,768	4,927,033
American Water Works Co., Inc.	278,928	33,758,656
Aqua America, Inc.	341,890	15,135,470
AquaVenture Holdings Ltd. (a)	32,603	725,743
Artesian Resources Corp. Class A	26,254	976,649
Cadiz, Inc. (a)(b)	33,089	379,200
California Water Service Group	75,675	3,889,695
Global Water Resources, Inc.	12,626	170,072
Middlesex Water Co.	27,005	1,696,184
Pure Cycle Corp. (a)	12,070	149,909
SJW Corp.	43,592	3,087,185
York Water Co.	23,393	1,037,012
		65,932,808

TOTAL UTILITIES		1,553,820,980

TOTAL COMMON STOCKS
(Cost $33,931,999,219)		48,623,408,014
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.7% to 1.82% 12/19/19 to 3/19/20 (d)
(Cost $2,791,159)	2,800,000	2,792,527
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund 1.61% (e)	167,508,150	$167,541,652
Fidelity Securities Lending Cash Central Fund 1.61% (e)(f)	824,296,254	824,378,684
TOTAL MONEY MARKET FUNDS
(Cost $991,838,813)		991,920,336
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $34,926,629,191)		49,618,120,877
NET OTHER ASSETS (LIABILITIES) - (1.5)%(g)		(729,054,480)
NET ASSETS - 100%		$48,889,066,397

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	392	Dec. 2019	$31,826,480	$1,437,907	$1,437,907
CME E-mini S&P 500 Index Contracts (United States)	1,379	Dec. 2019	216,758,115	8,134,807	8,134,807
CME E-mini S&P MidCap 400 Index Contracts (United States)	78	Dec. 2019	15,678,000	443,279	443,279
TOTAL FUTURES CONTRACTS					$10,015,993

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,792,527.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $7,184,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,827,106
Fidelity Securities Lending Cash Central Fund	8,129,468
Total	$9,956,574

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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